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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: 3/31/09


Item 1. Schedule of Investments.

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 0.1%
Automotive - Cars and Light Trucks - 0.1%
  $      3,080,000  Ford Motor Co., 0%, due 12/15/13*** (cost $1,518,992)                                              $  1,474,981
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 40.9%
Aerospace and Defense - 0.9%
           811,480  BAE Systems PLC**                                                                                     3,894,070
           104,815  Boeing Co.                                                                                            3,729,318
           376,500  Empresa Brasileira de Aeronautica S.A. (ADR)                                                          4,996,155
                                                                                                                         12,619,543
Agricultural Chemicals - 1.3%
            46,670  Monsanto Co.                                                                                          3,878,277
           346,744  Syngenta A.G. (ADR)**                                                                                13,907,902
                                                                                                                         17,786,179
Apparel Manufacturers - 0.5%
         1,434,755  Esprit Holdings, Ltd.                                                                                 7,312,245
Applications Software - 0.6%
           190,910  Citrix Systems, Inc.*                                                                                 4,322,202
           221,565  Microsoft Corp.                                                                                       4,070,149
                                                                                                                          8,392,351
Athletic Footwear - 0.6%
           178,300  NIKE, Inc. - Class B                                                                                  8,360,487
Brewery - 2.0%
         1,023,993  Anheuser-Busch InBev N.V.**                                                                          28,218,673
           784,368  Anheuser-Busch InBev N.V. - VVPR Strips*,**                                                               3,126
                                                                                                                         28,221,799
Cable Television - 0.3%
           170,595  DIRECTV Group, Inc.*                                                                                  3,887,860
Casino Hotels - 0.6%
           756,766  Crown, Ltd.                                                                                           3,340,283
           255,200  Wynn Resorts, Ltd.*                                                                                   5,096,344
                                                                                                                          8,436,627
Commercial Services - Finance - 0.1%
           171,730  Western Union Co.                                                                                     2,158,646
Computers - 2.0%
           139,930  Apple, Inc.*                                                                                         14,709,441
            71,090  International Business Machines Corp.                                                                 6,887,910
           160,150  Research in Motion, Ltd. (U.S. Shares)*                                                               6,897,661
                                                                                                                         28,495,012
Cosmetics and Toiletries - 0.7%
           164,050  Colgate-Palmolive Co.                                                                                 9,675,669
Diversified Operations - 1.2%
         1,364,670  China Merchants Holdings International Co., Ltd.                                                      3,141,220
           230,790  Danaher Corp.                                                                                        12,513,434
         2,899,640  Melco International Development, Ltd.                                                                   894,165
                                                                                                                         16,548,819
E-Commerce/Services - 0.3%
           304,800  eBay, Inc.*                                                                                           3,828,288
           130,295  Liberty Media Corp. - Interactive - Class A*                                                            377,856
                                                                                                                          4,206,144
Electric Products - Miscellaneous - 0.3%
           141,345  Emerson Electric Co.                                                                                  4,039,640
Electronic Components - Semiconductors - 0.2%
           145,660  Microchip Technology, Inc.                                                                            3,086,535
Electronic Connectors - 0.5%
           227,625  Amphenol Corp. - Class A                                                                              6,485,036
Enterprise Software/Services - 1.2%
           959,005  Oracle Corp.                                                                                         17,329,220
Finance - Investment Bankers/Brokers - 3.0%
           147,430  Charles Schwab Corp.                                                                                  2,285,165
           357,780  Credit Suisse Group A.G. (ADR)**                                                                     10,908,712
           114,725  Goldman Sachs Group, Inc.                                                                            12,163,145
           749,550  Morgan Stanley                                                                                       17,067,254
                                                                                                                         42,424,276
Finance - Other Services - 0.4%
           295,600  NYSE Euronext                                                                                         5,291,240
Food - Miscellaneous/Diversified - 1.9%
           789,397  Nestle S.A.**                                                                                        26,694,786
Hotels and Motels - 0.5%
           570,052  Starwood Hotels & Resorts Worldwide, Inc.                                                             7,239,660
Industrial Gases - 0.4%
            81,245  Praxair, Inc.                                                                                         5,466,976
Machinery - General Industrial - 0.2%
        10,935,755  Shanghai Electric Group Co., Ltd.                                                                     3,146,513
Medical - Biomedical and Genetic - 1.6%
           120,025  Celgene Corp.*                                                                                        5,329,110
           366,682  Gilead Sciences, Inc.*                                                                               16,984,710
                                                                                                                         22,313,820
Medical - Drugs - 4.0%
           702,095  Bristol-Myers Squibb Co.                                                                             15,389,922
           188,805  Merck & Co., Inc.                                                                                     5,050,534
           198,801  Roche Holding A.G.**                                                                                 27,289,496
           187,120  Wyeth                                                                                                 8,053,645
                                                                                                                         55,783,597
Medical - HMO - 1.0%
           674,060  UnitedHealth Group, Inc.                                                                             14,108,076
Medical Products - 2.0%
           296,600  Baxter International, Inc.                                                                           15,191,852
           255,910  Covidien, Ltd.                                                                                        8,506,448
            99,530  Johnson & Johnson                                                                                     5,235,278
                                                                                                                         28,933,578
Networking Products - 0.1%
           102,215  Cisco Systems, Inc.*                                                                                  1,714,146
Oil and Gas Drilling - 0.3%
            73,900  Transocean, Inc.*,**                                                                                  4,348,276
Oil Companies - Exploration and Production - 1.8%
           487,005  EnCana Corp. (U.S. Shares)                                                                           19,777,273
           110,140  Occidental Petroleum Corp.                                                                            6,129,291
                                                                                                                         25,906,564
Oil Companies - Integrated - 2.0%
           306,425  ConocoPhillips                                                                                       11,999,603
           288,030  Hess Corp.                                                                                           15,611,226
                                                                                                                         27,610,829
Optical Supplies - 0.2%
            26,965  Alcon, Inc. (U.S. Shares)**                                                                           2,451,388
Power Converters and Power Supply Equipment - 0.2%
           189,705  Suntech Power Holdings Co., Ltd. (ADR)*                                                               2,217,651
Retail - Consumer Electronics - 0.3%
           105,035  Yamada Denki Company, Ltd.**                                                                          4,096,545
Retail - Drug Store - 1.1%
           585,625  CVS Caremark Corp.                                                                                   16,098,831
Retail - Jewelry - 0.1%
            58,100  Tiffany & Co.                                                                                         1,252,636
Soap and Cleaning Preparations - 1.4%
           536,927  Reckitt Benckiser PLC**                                                                              20,173,469
Telecommunication Equipment - Fiber Optics - 0.9%
           920,601  Corning, Inc.                                                                                        12,216,375
Tobacco - 1.8%
           380,980  Altria Group, Inc.                                                                                    6,103,300
           528,475  Philip Morris International, Inc.                                                                    18,803,140
                                                                                                                         24,906,440
Toys - 0.4%
            22,400  Nintendo Co., Ltd.**                                                                                  6,439,123
Transportation - Railroad - 1.2%
           314,721  Canadian National Railway Co. (U.S. Shares)                                                          11,156,859
           128,489  Union Pacific Corp.                                                                                   5,282,183
                                                                                                                         16,439,042
Wireless Equipment - 0.8%
           307,650  QUALCOMM, Inc.                                                                                       11,970,662
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $642,358,890)                                                                                  576,286,311
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 25.3%
Aerospace and Defense - 0.1%
   $     1,540,000  Lockheed Martin Corp., 6.1500%, due 9/1/36                                                            1,556,253
Agricultural Chemicals - 0.1%
           720,000  Mosaic Co., 7.6250%, due 12/1/16 (144A)                                                                 705,600
Automotive - Medium and Heavy Duty Trucks - 0.1%
           735,000  PACCAR, Inc., 6.3750%, due 2/15/12                                                                      761,602
           735,000  PACCAR, Inc., 6.8750%, due 2/15/14                                                                      765,488
                                                                                                                          1,527,090
Beverages - Non-Alcoholic - 0.8%
         4,210,000  Dr. Pepper Snapple Group, Inc., 6.1200%, due 5/1/13                                                   4,163,565
         1,545,000  Dr. Pepper Snapple Group, Inc., 6.8200%, due 5/1/18                                                   1,458,188
         1,885,000  Dr. Pepper Snapple Group, Inc., 7.4500%, due 5/1/38                                                   1,659,929
           755,000  PepsiAmericas, Inc., 4.3750%, due 2/15/14                                                               754,916
         1,445,000  PepsiCo, Inc., 3.7500%, due 3/1/14                                                                    1,465,705
         1,545,000  PepsiCo, Inc., 7.9000%, due 11/1/18                                                                   1,898,275
                                                                                                                         11,400,578
Beverages - Wine and Spirits - 0.2%
         2,775,000  Brown-Forman Corp., 5.0000%, due 2/1/14                                                               2,873,279
Brewery - 1.3%
         5,240,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, due 1/15/14 (144A)                                     5,490,760
         6,995,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, due 1/15/19 (144A)                                     6,974,722
         5,985,000  Anheuser-Busch InBev Worldwide, Inc., 8.2000%, due 1/15/39 (144A)                                     5,872,685
                                                                                                                         18,338,167
Building Products - Cement and Aggregate - 0.1%
         1,220,000  Martin Marietta Materials, Inc., 6.6000%, due 4/15/18                                                 1,013,033
Cable Television - 1.6%
         3,160,000  Comcast Corp., 6.3000%, due 11/15/17                                                                  3,074,753
         4,200,000  Comcast Corp., 5.7000%, due 5/15/18                                                                   3,939,398
         2,770,000  Comcast Corp., 6.4000%, due 5/15/38                                                                   2,416,903
         2,110,000  COX Communications, Inc., 6.2500%, due 6/1/18 (144A)                                                  1,874,389
         1,540,000  COX Communications, Inc., 9.3750%, due 1/15/19 (144A)                                                 1,649,874
         3,075,000  Time Warner Cable, Inc., 6.7500%, due 7/1/18                                                          2,886,515
           765,000  Time Warner Cable, Inc., 8.7500%, due 2/14/19                                                           812,297
         1,480,000  Time Warner Cable, Inc., 8.2500%, due 4/1/19                                                          1,520,881
         4,770,000  Time Warner Cable, Inc., 7.3000%, due 7/1/38                                                          4,310,029
                                                                                                                         22,485,039
Cellular Telecommunications - 1.1%
         3,621,000  Rogers Communications, 6.3750%, due 3/1/14                                                            3,665,824
         2,295,000  Verizon Wireless Capital LLC, 5.2500%, due 2/1/12 (144A)                                              2,325,781
         2,695,000  Verizon Wireless Capital LLC, 7.3750%, due 11/15/13 (144A)                                            2,889,498
         3,815,000  Verizon Wireless Capital LLC, 5.5500%, due 2/1/14 (144A)                                              3,818,189
         2,695,000  Verizon Wireless Capital LLC, 8.5000%, due 11/15/18 (144A)                                            3,078,555
                                                                                                                         15,777,847
Chemicals - Diversified - 0.1%
         1,730,000  E.I. du Pont de Nemours & Co., 5.0000%, due 7/15/13                                                   1,791,865
Commercial Banks - 0.4%
         1,465,000  BB&T Corp., 5.2500%, due 11/1/19                                                                      1,287,183
         3,645,000  Credit Suisse New York, 5.0000%, due 5/15/13**                                                        3,522,094
           755,000  Sovereign Bancorp, Inc., 2.7500%, due 1/17/12                                                           769,788
                                                                                                                          5,579,065
Commercial Services - Finance - 0.3%
         3,480,000  Western Union Co., 6.5000%, due 2/26/14                                                               3,548,198
Computers - 0.2%
         1,740,000  Hewlett-Packard Co., 4.2500%, due 2/24/12                                                             1,787,474
         1,230,000  Hewlett-Packard Co., 4.7500%, due 6/2/14                                                              1,243,440
                                                                                                                          3,030,914
Consumer Products - Miscellaneous - 0.3%
           950,000  Clorox Co., 5.0000%, due 3/1/13                                                                         962,992
         2,135,000  Clorox Co., 5.9500%, due 10/15/17                                                                     2,108,306
           460,000  Kimberly-Clark Corp., 7.5000%, due 11/1/18                                                              543,575
                                                                                                                          3,614,873
Cosmetics and Toiletries - 0.2%
         1,075,000  Estee Lauder Cos., Inc., 7.7500%, due 11/1/13                                                         1,181,668
         2,100,000  Procter & Gamble Co., 4.6000%, due 1/15/14                                                            2,222,449
                                                                                                                          3,404,117
Data Processing and Management - 0.1%
         1,740,000  Fiserv, Inc., 6.8000%, due 11/20/17                                                                   1,627,819
Diversified Financial Services - 0.4%
         1,660,000  General Electric Capital Corp., 4.8000%, due 5/1/13                                                   1,555,702
         3,315,000  General Electric Capital Corp., 5.6250%, due 5/1/18                                                   2,882,462
         1,805,000  General Electric Capital Corp., 5.8750%, due 1/14/38                                                  1,289,286
                                                                                                                          5,727,450
Diversified Minerals - 0.2%
         1,710,000  BHP Billiton Finance U.S.A., Ltd., 5.5000%, due 4/1/14                                                1,721,788
           740,000  BHP Billiton Finance U.S.A., Ltd., 6.5000%, due 4/1/19                                                  749,724
                                                                                                                          2,471,512
Diversified Operations - 2.8%
         6,629,000  3M Co., 4.3750%, due 8/15/13                                                                          6,981,186
         3,865,000  Danaher Corp., 5.4000%, due 3/1/19                                                                    3,912,165
         1,590,000  Eaton Corp., 4.9000%, due 5/15/13                                                                     1,547,779
         1,505,000  Goldman Sachs Group, Inc., 5.4500%, due 11/1/12                                                       1,448,550
         1,500,000  Goldman Sachs Group, Inc., 6.2500%, due 9/1/17                                                        1,390,017
         3,225,000  Goldman Sachs Group, Inc., 7.5000%, due 2/15/19                                                       3,217,947
           870,000  Honeywell International, Inc., 3.8750%, due 2/15/14                                                     877,472
           870,000  Honeywell International, Inc., 5.0000%, due 2/15/19                                                     868,618
           140,000  Ingersoll-Rand Co., Ltd., convertible, 4.5000%, due 4/15/12                                             140,000
           690,000  Ingersoll-Rand Global Holding Co., Ltd., 9.5000%, due 4/15/14                                           689,945
         1,365,000  JPMorgan Chase & Co., 3.1250%, due 12/1/11                                                            1,414,248
         2,720,000  JPMorgan Chase & Co., 2.1250%, due 6/22/12                                                            2,733,116
         7,880,000  JPMorgan Chase & Co., 6.0000%, due 1/15/18                                                            7,959,453
         1,025,000  Kansas City Southern Railway, 13.0000%, due 12/15/13                                                  1,045,500
         2,795,000  Morgan Stanley, 2.0000%, due 9/22/11                                                                  2,811,404
         1,385,000  Morgan Stanley, 6.7500%, due 4/15/11                                                                  1,386,066
         1,645,000  Morgan Stanley, 6.0000%, due 4/28/15                                                                  1,553,074
                                                                                                                         39,976,540
Electric - Generation - 0.2%
         1,895,000  Allegheny Energy Supply Co. LLC, 8.2500%, due 4/15/12 (144A)                                          1,916,639
           920,000  Edison Mission Energy, 7.0000%, due 5/15/17                                                             671,600
                                                                                                                          2,588,239
Electric - Integrated - 1.6%
         3,780,000  CMS Energy Corp., 6.3000%, due 2/1/12                                                                 3,577,127
           885,000  Duke Energy Carolinas, 5.1000%, due 4/15/18                                                             892,249
         2,750,000  Duke Energy Corp., 6.3000%, due 2/1/14                                                                2,815,258
         1,740,000  Pacific Gas & Electric Co., 4.2000%, due 3/1/11                                                       1,766,857
         3,095,000  PG&E Corp., 8.2500%, due 10/15/18                                                                     3,647,724
           530,000  Public Service Colorado, 5.8000%, due 8/1/18                                                            557,787
         4,030,000  Virginia Electric & Power Co., 5.1000%, due 11/30/12                                                  4,127,139
         1,190,000  Virginia Electric & Power Co., 5.4000%, due 4/30/18                                                   1,191,129
         3,985,000  West Penn Power Co., 5.9500%, due 12/15/17 (144A)                                                     3,610,059
                                                                                                                         22,185,329
Enterprise Software/Services - 0.2%
         3,804,000  BMC Software, Inc., 7.2500%, due 6/1/18                                                               3,439,946
Fiduciary Banks - 0.1%
         1,755,000  Bank of New York Mellon Corp., 4.5000%, due 4/1/13                                                    1,739,189
Finance - Credit Card - 0.1%
         1,680,000  American Express Co., 7.0000%, due 3/19/18                                                            1,481,999
Finance - Investment Bankers/Brokers - 0.2%
         1,850,000  Citigroup, Inc., 6.1250%, due 5/15/18                                                                 1,596,803
         1,535,000  Morgan Stanley, 6.6250%, due 4/1/18                                                                   1,463,633
                                                                                                                          3,060,436
Finance - Other Services - 0.3%
         4,400,000  CME Group, Inc., 5.7500%, due 2/15/14                                                                 4,534,820
Food - Meat Products - 0.1%
         1,920,000  Tyson Foods, Inc., convertible, 3.2500%, due 10/15/13                                                 1,694,400
Food - Miscellaneous/Diversified - 1.2%
         2,140,000  Chiquita Brands International, Inc., convertible, 4.2500%, due 8/15/16                                1,187,700
         3,355,000  Del Monte Corp., 8.6250%, due 12/15/12                                                                3,371,774
         1,490,000  Dole Food Co., Inc., 7.250%, due 6/15/10                                                              1,370,800
         1,961,000  General Mills, Inc., 5.2500%, due 8/15/13                                                             2,025,672
         1,200,000  General Mills, Inc., 5.2000%, due 3/17/15                                                             1,223,158
         1,475,000  General Mills, Inc., 5.6500%, due 2/15/19                                                             1,501,630
           860,000  Kellogg Co., 4.2500%, due 3/6/13                                                                        871,964
         1,740,000  Kraft Foods, Inc., 6.7500%, due 2/19/14                                                               1,881,170
         3,090,000  Kraft Foods, Inc., 6.1250%, due 2/1/18                                                                3,096,980
                                                                                                                         16,530,848
Food - Retail - 1.4%
         3,330,000  Delhaize Group, 5.8750%, due 2/1/14**                                                                 3,329,001
         1,050,000  Kroger Co., 7.5000%, due 1/15/14                                                                      1,165,046
         5,645,000  Kroger Co., 6.4000%, due 8/15/17                                                                      5,795,055
           990,000  Kroger Co., 6.1500%, due 1/15/20                                                                        979,150
         2,510,000  Safeway, Inc., 6.2500%, due 3/15/14                                                                   2,633,821
           765,000  Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                    734,400
         5,370,000  Supervalu, Inc., 7.5000%, due 11/15/14                                                                5,242,463
                                                                                                                         19,878,936
Gold Mining - 0.2%
         2,280,000  Barrick Gold Corp., 6.9500%, due 4/1/19                                                               2,290,404
Health Care Cost Containment - 0.3%
         1,890,000  McKesson Corp., 6.5000%, due 2/15/14                                                                  1,954,910
         1,640,000  McKesson Corp., 7.5000%, due 2/15/19                                                                  1,740,691
                                                                                                                          3,695,601
Independent Power Producer - 0.4%
           105,000  NRG Energy, Inc., 7.3750%, due 2/1/16                                                                    97,650
         3,775,000  Reliant Energy, Inc., 7.6250%, due 6/15/14                                                            3,057,750
         2,380,000  Reliant Energy, Inc., 7.8750%, due 6/15/17                                                            1,880,200
                                                                                                                          5,035,600
Machinery - Construction and Mining - 0.1%
         1,105,000  Atlas Copco A.B., 5.6000%, due 5/22/17 (144A)+++                                                        998,326
Medical - Drugs - 0.4%
         2,480,000  Pfizer, Inc., 4.4500%, due 3/15/12                                                                    2,547,339
         3,290,000  Pfizer, Inc., 5.3500%, due 3/15/15                                                                    3,471,102
                                                                                                                          6,018,441
Medical - HMO - 0.1%
         1,330,000  UnitedHealth Group, Inc., 5.8000%, due 3/15/36                                                        1,029,847
Medical - Hospitals - 0.3%
         5,060,000  HCA, Inc., 9.2500%, due 11/15/16                                                                      4,604,600
Medical Labs and Testing Services - 0.9%
         5,890,000  Roche Holdings, Inc., 4.5000%, due 3/1/12 (144A)                                                      5,995,714
         3,535,000  Roche Holdings, Inc., 6.0000%, due 3/1/19 (144A)                                                      3,638,438
         3,535,000  Roche Holdings, Inc., 7.0000%, due 3/1/39 (144A)                                                      3,699,091
                                                                                                                         13,333,243
Medical Products - 0.2%
         3,350,000  Baxter International, Inc., 4.0000%, due 3/1/14                                                       3,405,185
Multimedia - 0.1%
         1,510,000  Walt Disney Co., 4.5000%, due 12/15/13                                                                1,543,288
Office Automation and Equipment - 0.2%
           540,000  Xerox Corp., 2.0587%, due 12/18/09 ***                                                                  525,222
           620,000  Xerox Corp., 5.6500%, due 5/15/13                                                                       518,221
         1,740,000  Xerox Corp., 6.3500%, due 5/15/18                                                                     1,296,300
                                                                                                                          2,339,743
Oil and Gas Drilling - 0.2%
         2,280,000  Nabors Industries, Ltd., 9.2500%, due 1/15/19 (144A)                                                  2,161,960
Oil Companies - Exploration and Production - 0.4%
         3,820,000  Anadarko Petroleum Corp., 5.9500%, due 9/15/16                                                        3,290,089
           335,000  Forest Oil Corp., 8.0000%, due 12/15/11                                                                 321,600
         1,685,000  Forest Oil Corp., 8.5000%, due 2/15/14 (144A)                                                         1,562,838
                                                                                                                          5,174,527
Oil Companies - Integrated - 0.2%
         3,290,000  Shell International Finance B.V., 4.0000%, due 3/21/14**                                              3,336,162
Oil Refining and Marketing - 0%
           300,000  Frontier Oil Corp., 8.5000%, due 9/15/16                                                                295,500
Pipelines - 1.3%
           820,000  El Paso Corp., 12.0000%, due 12/12/13                                                                   863,050
         1,620,000  El Paso Corp., 8.2500%, due 2/15/16                                                                   1,514,700
         1,315,000  El Paso Corp., 7.0000%, due 6/15/17                                                                   1,119,961
           515,000  Enterprise Products Operating LLC, 7.5000%, due 2/1/11                                                  523,475
           930,000  Kinder Morgan Energy Partners L.P., 6.0000%, due 2/1/17                                                 873,436
         1,136,000  Kinder Morgan Energy Partners L.P., 5.9500%, due 2/15/18                                              1,034,285
           564,000  Kinder Morgan Energy Partners L.P., 6.5000%, due 2/1/37                                                 451,784
         4,420,000  Kinder Morgan Energy Partners L.P., 6.9500%, due 1/15/38                                              3,782,216
         5,910,000  Kinder Morgan Finance Co. ULC, 5.7000%, due 1/5/16                                                    4,964,399
           855,000  Plains All American Pipeline L.P., 6.5000%, due 5/1/18                                                  738,997
         1,050,000  TransCanada Pipelines, Ltd., 7.1250%, due 1/15/19                                                     1,095,582
         1,500,000  TransCanada Pipelines, Ltd., 7.6250%, due 1/15/39                                                     1,483,209
                                                                                                                         18,445,094
Reinsurance - 0.7%
         6,870,000  Berkshire Hathaway Finance Corp., 4.0000%, due 4/15/12 (144A)                                         6,859,413
         3,530,000  Berkshire Hathaway Finance Corp., 5.0000%, due 8/15/13                                                3,630,072
                                                                                                                         10,489,485
Retail - Discount - 0.1%
         1,245,000  Wal-Mart Stores, Inc., 4.2500%, due 4/15/13                                                           1,309,394
Retail - Office Supplies - 0.1%
         1,700,000  Staples, Inc., 7.7500%, due 4/1/11                                                                    1,737,820
Schools - 0.3%
         1,070,000  Duke University, 4.2000%, due 4/1/14                                                                  1,075,746
           735,000  Duke University, 5.1500%, due 4/1/19                                                                    737,279
           745,000  Princeton University, 4.9500%, due 3/1/19                                                               741,506
           745,000  Princeton University, 5.7000%, due 3/1/39                                                               731,322
         1,515,000  Vanderbilt University, 5.2500%, due 4/1/19                                                            1,525,544
                                                                                                                          4,811,397
Special Purpose Entity - 0.2%
         1,455,000  Petroplus Finance, Ltd., 6.7500%, due 5/1/14 (144A)                                                   1,076,700
         2,558,000  Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                   1,841,760
                                                                                                                          2,918,460
Steel - Producers - 0.3%
         2,205,000  ArcelorMittal, 5.3750%, due 6/1/13**                                                                  1,711,543
         3,718,000  Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                     2,546,830
                                                                                                                          4,258,373
Super-Regional Banks - 1.1%
         5,440,000  Bank of America Corp., 1.7000%, due 12/23/10                                                          5,475,702
         1,880,000  Bank of America Corp., 5.6500%, due 5/1/18                                                            1,568,428
         2,090,000  PNC Funding Corp., 2.3000%, due 6/22/12                                                               2,110,127
         1,500,000  Wachovia Corp., 5.7500%, due 2/1/18                                                                   1,328,814
         5,645,000  Wells Fargo Co., 5.6250%, due 12/11/17                                                                5,150,566
                                                                                                                         15,633,637
Telephone - Integrated - 0.9%
         5,005,000  AT&T, Inc., 4.9500%, due 1/15/13                                                                      5,077,348
         1,220,000  AT&T, Inc., 5.5000%, due 2/1/18                                                                       1,179,685
         3,150,000  AT&T, Inc., 5.6000%, due 5/15/18                                                                      3,065,284
         1,230,000  Verizon Communications, Inc., 8.7500%, due 11/1/18                                                    1,407,341
         1,330,000  Verizon Communications, Inc., 6.4000%, due 2/15/38                                                    1,205,715
                                                                                                                         11,935,373
Transportation - Railroad - 0.4%
         2,055,000  Burlington Northern Santa Fe Corp., 5.7500%, due 3/15/18                                              2,028,118
         1,445,000  Canadian National Railway Co., 4.2500%, due 8/1/09                                                    1,444,272
         1,395,000  CSX Corp., 8.3750%, due 10/15/14                                                                      1,458,026
                                                                                                                          4,930,416
Transportation - Services - 0.1%
         1,070,000  United Parcel Service, Inc., 3.8750%, due 4/1/14                                                      1,072,618
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $358,959,034)                                                                               356,387,875
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 12.9%
                  Fannie Mae:
           962,885  4.5000%, due 2/1/23                                                                                     992,550
           999,756  4.5000%, due 3/1/23                                                                                   1,030,557
           519,144  4.5000%, due 4/1/23                                                                                     535,138
           565,851  4.5000%, due 4/1/23                                                                                     583,284
         2,486,116  5.0000%, due 4/1/23                                                                                   2,581,355
           353,966  4.5000%, due 5/1/23                                                                                     364,871
           414,676  4.5000%, due 5/1/23                                                                                     427,451
           416,827  4.5000%, due 5/1/23                                                                                     429,668
           441,937  4.5000%, due 5/1/23                                                                                     455,552
           443,399  4.5000%, due 5/1/23                                                                                     457,059
         1,025,987  4.5000%, due 6/1/23                                                                                   1,057,596
           686,988  4.5000%, due 9/1/23                                                                                     708,153
           681,326  4.5000%, due 12/1/23                                                                                    702,317
         1,330,163  4.5000%, due 12/1/23                                                                                  1,371,143
         4,595,954  5.0000%, due 12/1/23                                                                                  4,772,017
           920,759  5.0000%, due 1/1/24                                                                                     956,032
         3,742,171  5.0000%, due 1/1/24                                                                                   3,885,528
         6,430,000  5.0000%, due 2/1/24                                                                                   6,676,323
         6,560,000  4.0000%, due 3/1/24                                                                                   6,678,490
           577,094  4.5000%, due 3/1/24                                                                                     594,816
           687,646  4.5000%, due 3/1/24                                                                                     708,831
         1,285,000  4.5000%, due 3/1/24                                                                                   1,324,589
         4,453,301  4.5000%, due 3/1/24                                                                                   4,590,500
         6,191,465  4.5000%, due 3/1/24                                                                                   6,382,214
        10,062,588  4.5000%, due 3/1/24                                                                                  10,371,593
         7,680,000  4.5000%, due 4/15/24                                                                                  7,905,600
         4,257,996  5.4240%, due 1/1/38 ***                                                                               4,381,251
         5,600,346  4.7920%, due 5/1/38 ***                                                                               5,734,040
         3,083,406  4.5000%, due 1/1/39                                                                                   3,154,687
         3,113,663  4.5000%, due 2/1/39                                                                                   3,185,332
         5,547,931  4.5000%, due 2/1/39                                                                                   5,675,631
         1,205,000  4.5000%, due 3/1/39                                                                                   1,232,857
        17,445,000  4.5000%, due 3/1/39                                                                                  17,846,542
         5,375,000  4.0000%, due 4/1/39                                                                                   5,410,920
        30,325,000  4.5000%, due 4/15/39                                                                                 30,988,359
        35,255,000  5.0000%, due 4/15/39                                                                                 36,378,753
                                                                                                                        180,531,599
                  Freddie Mac:
           722,310  5.7410%, due 9/1/37 ***                                                                                 747,575
-----------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $179,625,800)                                                                    181,279,174
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Food - Miscellaneous/Diversified - 0.1%
                10  H.J. Heinz Finance Co., 8.0000% (144A)                                                                  862,500
Metal - Copper - 0.2%
            56,295  Freeport-McMoRan Copper & Gold, Inc., 6.7500%, convertible                                            3,634,968
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $3,887,030)                                                                                   4,497,468
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.6%
                    Fannie Mae:
   $       655,000  6.3750%, due 6/15/09                                                                                    662,861
        14,683,000  2.8750%, due 10/12/10                                                                                15,089,690
                                                                                                                         15,752,551
                    Freddie Mac:
         4,703,000  2.8750%, due 11/23/10                                                                                 4,825,066
         2,115,000  3.8750%, due 6/29/11                                                                                  2,223,360
                                                                                                                          7,048,426
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $22,326,563)                                                                        22,800,977
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 12.8%
                    U.S. Treasury Notes/Bonds:
         9,721,000  4.6250%, due 11/15/09                                                                                 9,966,679
        45,955,000  0.8750%, due 1/31/11**                                                                               46,055,642
         7,200,000  0.8750%, due 2/28/11                                                                                  7,213,752
        32,010,000  1.3750%, due 2/15/12                                                                                 32,270,081
         2,831,612  0.6250%, due 4/15/13###                                                                               2,802,413
        32,140,000  2.7500%, due 10/31/13**                                                                              33,897,673
        12,245,000  1.7500%, due 1/31/14                                                                                 12,328,266
        17,060,000  1.8750%, due 2/28/14                                                                                 17,246,636
           744,047  1.3750%, due 7/15/18###                                                                                 738,001
        12,704,191  2.1250%, due 1/15/19###                                                                              13,526,000
         3,471,037  2.5000%, due 1/15/29###                                                                               3,758,480
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $177,220,288)                                                                     179,803,623
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 6.1%
        86,043,000  Janus Cash Liquidity Fund LLC, 0% (cost $86,043,000)                                                 86,043,000

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,471,939,597) - 100%                                                                 $1,408,573,409
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2009 (unaudited)
                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                  $    5,811,795                   0.4%
Belgium                                        31,550,800                   2.2%
Bermuda                                        19,567,098                   1.4%
Brazil                                          4,996,155                   0.4%
Canada                                         52,775,483                   3.7%
Cayman Islands                                  2,217,651                   0.2%
China                                           3,146,513                   0.2%
Hong Kong                                       4,035,386                   0.3%
Japan                                          10,535,668                   0.8%
Luxembourg                                      1,711,543                   0.1%
Netherlands                                     3,336,162                   0.2%
Sweden                                            998,326                   0.1%
Switzerland                                    89,122,653                   6.3%
United Kingdom                                 24,067,539                   1.7%
United States ++                            1,154,700,637                  82.0%
--------------------------------------------------------------------------------
Total                                      $1,408,573,409                 100.0%

++ Includes Short-Term Securities (75.9% excluding Short-Term Securities)

Forward Currency Contracts
Open March 31, 2009 (unaudited)

Currency Sold and                                          Currency           Currency           Unrealized
Settlement Date                                          Units Sold    Value in U.S. $          Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
British Pound 4/23/09                                     8,250,000   $     11,835,932    $       (255,077)
Euro 4/23/09                                              1,650,000          2,191,715             (51,565)
Euro 4/30/09                                              3,400,000          4,516,172            (163,696)
Euro 5/14/09                                              5,600,000          7,438,790             138,010
Japanese Yen 4/23/09                                    216,000,000          2,183,211              22,277
Japanese Yen 5/14/09                                    110,000,000          1,112,178               7,643
Swiss Franc 4/23/09                                      25,200,000         22,157,598            (641,388)
-----------------------------------------------------------------------------------------------------------
Total                                                                 $     51,435,596    $       (943,796)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strips       VVPR strip is a coupon which, if presented along with the
                  dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***               Rate is subject to change. Rate shown reflects current rate.

###               Security is a U.S. Treasury Inflation-Protected Security
                  (TIPS).

+++  Schedule of Restricted and Illiquid Securities (as of March 31, 2009)

                                                   Acquisition        Acquisition                        Value as a
                                                       Date              Cost             Value       % of Net Assets
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
Atlas Copco A.B., 5.6000%, due 5/22/17 (144A)             5/15/07   $    1,104,503   $      998,326              0.1%
---------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2009. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2009 are noted below.

Portfolio                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                   $  215,841,814

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant       Level 3 - Significant
                                           Prices                      Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Aspen Balanced Portfolio             $    544,255,890            $   864,317,519                   $            --

Other Financial Instruments(a):

Janus Aspen Balanced Portfolio                           --                   (943,796)                               --
------------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forwards, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Principal Amount                                                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 48.5%
Aerospace and Defense - 0.2%
   $       930,000  Lockheed Martin Corp., 6.1500%, due 9/1/36                                                         $    939,815
Automotive - Medium and Heavy Duty Trucks - 0.2%
           370,000   PACCAR, Inc., 6.3800%, due 2/15/12                                                                     383,391
           370,000   PACCAR, Inc., 6.8800%, due 2/15/14                                                                     385,348
                                                                                                                            768,739
Beverages - Non-Alcoholic - 1.3%
         1,120,000  Dr. Pepper Snapple Group, 6.1200%, due 5/1/13                                                         1,107,646
           760,000  Dr. Pepper Snapple Group, 6.8200%, due 5/1/18                                                           717,296
           890,000  Dr. Pepper Snapple Group, 7.4500%, due 5/1/38                                                           783,733
           370,000  PepsiCo, Inc., 4.3800%, due 2/15/14                                                                     369,959
           730,000  PepsiCo, Inc., 3.7500%, due 3/1/14                                                                      740,460
           910,000  PepsiCo, Inc., 7.9000%, due 11/1/18                                                                   1,118,079
                                                                                                                          4,837,173
Beverages - Wine and Spirits - 0.5%
         1,710,000  Brown-Forman Corp., 5.0000%, due 2/1/14                                                               1,770,561
Brewery - 1.7%
         1,760,000  Anheuser-Busch InBev N.V., 7.2000%, due 1/15/14 (144A)                                                1,844,225
         1,760,000  Anheuser-Busch InBev N.V., 7.7500%, due 1/15/19 (144A)                                                1,754,898
         2,780,000  Anheuser-Busch InBev N.V., 8.2000%, due 1/15/39 (144A)                                                2,727,830
                                                                                                                          6,326,953
Building Products - Cement and Aggregate - 0.2%
           740,000  Martin Marietta Materials, Inc., 6.6000%, due 4/15/18                                                   614,463
Cable Television - 2.8%
           870,000  Comcast Corp., 6.3000%, due 11/15/17                                                                    846,530
         1,285,000  Comcast Corp., 5.7000%, due 5/15/18                                                                   1,205,268
         1,505,000  Cox Communications, Inc., 4.6300%, due 1/15/10                                                        1,490,721
         2,555,000  Cox Communications, Inc., 6.2500%, due 6/1/18 (144A)                                                  2,269,699
           930,000  Cox Communications, Inc., 9.3800%, due 1/15/19 (144A)                                                   996,353
           830,000  Time Warner Cable, Inc., 6.7500%, due 7/1/18                                                            779,124
           470,000  Time Warner Cable, Inc., 8.7500%, due 2/14/19                                                           499,058
           810,000  Time Warner Cable, Inc. 8.2500%, due 4/1/19                                                             832,374
         1,830,000  Time Warner Cable, Inc., 7.3000%, due 7/1/38                                                          1,653,533
                                                                                                                         10,572,660
Cellular Telecommunications - 2.2%
         1,689,000  Rogers Communications, 6.3800%, due 3/1/14                                                            1,709,908
         1,130,000  Verizon Wireless Capital, 5.2500%, due 2/1/12 (144A)                                                  1,145,156
         1,640,000  Verizon Wireless Capital, 7.3800%, due 11/15/13 (144A)                                                1,758,359
         1,880,000  Verizon Wireless Capital, 5.5500%, due 2/1/14 (144A)                                                  1,881,572
         1,640,000  Verizon Wireless Capital, 8.5000%, due 11/15/18 (144A)                                                1,873,406
                                                                                                                          8,368,401
Chemicals - Diversified - 0.2%
           850,000  E.I. du Pont de Nemours, 5.0000%, due 7/15/13                                                           880,396
Commercial Banks - 0.6%
         1,700,000  Credit Suisse New York, 5.0000%, due 5/15/13                                                          1,642,678
           470,000  Sovereign Bancorp, Inc., 2.7500%, due 1/17/12                                                           479,206
                                                                                                                          2,121,884
Commercial Services - 0.3%
         1,265,000  Iron Mountain, Inc., 8.6300%, due 4/1/13                                                              1,265,000
Commercial Services - Finance - 0.5%
         1,780,000  Western Union Co., 6.5000%, due 2/26/14                                                               1,814,883
Computers - 0.4%
           885,000   Hewlett-Packard Co., 4.2500%, due 2/24/12                                                              909,147
           665,000   Hewlett-Packard Co., 4.7500%, due 6/2/14                                                               672,266
                                                                                                                          1,581,413
Consumer Products - Miscellaneous - 0.4%
           415,000  Clorox Co., 5.0000%, due 3/1/13                                                                         420,676
           735,000  Clorox Co., 5.9500%, due 10/15/17                                                                       725,810
           270,000  Kimberly-Clark Corp., 7.5000%, due 11/1/18                                                              319,055
                                                                                                                          1,465,541
Cosmetics and Toiletries - 0.6%
           650,000  Estee Lauder Companies, Inc., 7.7500%, due 11/1/13                                                      714,497
         1,288,000  Procter & Gamble Co., 4.6000%, due 1/15/14                                                            1,363,102
                                                                                                                          2,077,599
Data Processing and Management - 0.2%
           825,000  Fiserv, Inc., 6.8000%, due 11/20/17                                                                     771,811
Diversified Financial Services - 0.8%
           890,000  General Electric Capital Corp., 4.8000%, due 5/1/13                                                     834,081
         1,780,000  General Electric Capital Corp., 5.6300%, due 5/1/18                                                   1,547,748
           970,000  General Electric Capital Corp., 5.8800%, due 1/14/38                                                    692,857
                                                                                                                          3,074,686
Diversified Minerals - 0.4%
           940,000  BHP Billiton Finance U.S.A., Ltd., 5.5000%, due 4/1/14                                                  946,481
           410,000  BHP Billiton Finance U.S.A., Ltd., 6.5000%, due 4/1/19                                                  415,387
                                                                                                                          1,361,868
Diversified Operations - 4.8%
         3,158,000  3M Co., 4.3800%, due 8/15/13                                                                          3,325,778
         2,050,000  Danaher Corp., 5.4000%, due 3/1/19                                                                    2,075,016
           755,000  Eaton Corp., 4.9000%, due 5/15/13                                                                       734,952
           920,000  Goldman Sachs Group, Inc., 5.4500%, due 11/1/12                                                         885,493
         1,660,000  Goldman Sachs Group, Inc., 7.5000%, due 2/15/19                                                       1,656,370
            80,000  Ingersoll-Rand Co., Ltd., convertible, 4.5000%, due 4/15/12                                              80,000
           360,000  Ingersoll-Rand Global Holding Co., Ltd., 9.5000%, due 4/15/14                                           359,971
           930,000  JPMorgan Chase & Co., 2.1300%, due 6/22/12                                                              934,484
         4,160,000  JPMorgan Chase & Co., 6.0000%, due 1/15/18                                                            4,201,945
           620,000  Kansas City Southern, 13.0000%, due 12/15/13                                                            632,400
         1,720,000  Morgan Stanley Co., 2.0000%, due 9/22/11                                                              1,730,095
         1,020,000  Morgan Stanley Co., 6.0000%, due 4/28/15                                                                963,000
           570,000  SPX Corp., 7.6300%, due 12/15/14 (144A)                                                                 550,050
                                                                                                                         18,129,554
Diversified Operations - Commercial Services - 0.2%
           920,000  Aramark Services, Inc., 8.5000%, due 2/1/15                                                             846,400
Electric - Generation - 0.9%
         1,735,000  Allegheny Energy Supply, 8.2500%, due 4/15/12 (144A)                                                  1,754,812
         1,970,000  Edison Mission Energy, 7.0000%, due 5/15/17                                                           1,438,100
                                                                                                                          3,192,912
Electric - Integrated - 3.7%
         1,735,000  CMS Energy Corp., 6.3000%, due 2/1/12                                                                 1,641,883
         1,750,000  Duke Energy Carolinas, 6.3000%, due 2/1/14                                                            1,791,528
           440,000  Duke Energy Carolinas, 5.1000%, due 4/15/18                                                             443,604
         1,590,000  Monongahela Power Co., 6.7000%, due 6/15/14                                                           1,608,660
           740,000  Pacific Gas and Electric Co., 4.8000%, due 3/1/14                                                       743,891
         1,820,000  PG&E Corp., 8.2500%, due 10/15/18                                                                     2,145,026
           240,000  Public Service Colorado, 5.8000%, due 8/1/18                                                            252,583
         1,745,000  Southern California Edison Co., 7.6300%, due 1/15/10                                                  1,803,337
         1,555,000  Virginia Electric & Power Co., 5.1000%, due 11/30/12                                                  1,592,482
           590,000  Virginia Electric & Power Co., 5.4000%, due 4/30/18                                                     590,560
         1,545,000  West Penn Power Co., 5.9500%, due 12/15/17 (144A)                                                     1,399,634
                                                                                                                         14,013,188
Electronic Components - Semiconductors - 0.3%
         1,370,000  National Semiconductor Corp., 1.5700%, due 6/15/10 ***, #                                             1,200,519
Enterprise Software/Services - 0.4%
         1,743,000  BMC Software, Inc., 7.2500%, due 6/1/18                                                               1,576,190
Fiduciary Banks - 0.2%
           890,000  Bank of New York Mellon Corp., 4.5000%, due 4/1/13                                                      881,982
Finance - Credit Card - 0.2%
           910,000  American Express Co., 7.0000%, due 3/19/18                                                              802,749
Finance - Investment Bankers/Brokers - 0.4%
           920,000  Citigroup, Inc., 6.1300%, due 5/15/18                                                                   794,086
           930,000  Morgan Stanley Co., 6.6300%, due 4/1/18                                                                 886,762
                                                                                                                          1,680,848
Finance - Other Services - 0.6%
         2,210,000  CME Group, Inc., 5.7500%, due 2/15/14                                                                 2,277,717
Food - Miscellaneous/Diversified - 1.8%
           750,000  Dole Foods Co., 13.8800%, due 3/15/14 (144A)                                                            729,375
         1,724,000  General Mills, Inc., 5.2500%, due 8/15/13                                                             1,780,856
           640,000  General Mills, Inc., 5.2000%, due 3/17/15                                                               652,351
           920,000  General Mills, Inc., 5.6500%, due 2/15/19                                                               936,610
           455,000  Kellogg Co., 4.2500%, due 3/6/13                                                                        461,330
         1,070,000  Kraft Foods, Inc., 6.7500%, due 2/19/14                                                               1,156,811
           920,000  Kraft Foods, Inc., 6.1300%, due 2/1/18                                                                  922,078
                                                                                                                          6,639,411
Food - Retail - 2.5%

           420,000  Delhaize Group, 5.8800%, due 2/1/14                                                                     419,874
           640,000  Kroger Co., 7.5000%, due 1/15/14                                                                        710,124
         1,690,000  Kroger Co., 6.4000%, due 8/15/17                                                                      1,734,924
           395,000  Kroger Co., 6.1500%, due 1/15/20                                                                        390,671
         2,321,000  Safeway, Inc., 6.2500%, due 3/15/14                                                                   2,435,497
           425,000  Stater Brothers Holdings, Inc., 8.1300%, due 6/15/12                                                    418,625
           695,000  Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                    667,200
         2,605,000  Supervalu, Inc., 7.5000%, due 11/15/14                                                                2,543,130
                                                                                                                          9,320,045
Gas - Distribution - 0.1%
           460,000  Southern Star Central Corp., 6.0000%, due 6/1/16 (144A)                                                 386,400
Gold Mining - 0.3%
         1,190,000  Barrick Gold Corp., 6.9500%, due 4/1/19                                                               1,195,430
Health Care Cost Containment - 0.5%
           920,000  McKesson Corp., 6.5000%, due 2/15/14                                                                    951,596
           800,000  McKesson Corp., 7.5000%, due 2/15/19                                                                    849,118
                                                                                                                          1,800,714
Independent Power Producer - 0.3%
           110,000  NRG Energy, Inc., 7.3800%, due 2/1/16                                                                   102,300
         1,160,000  Reliant Energy, Inc., 7.6300%, due 6/15/14                                                              939,600
           239,000  Reliant Energy, Inc., 7.8800%, due 6/15/17                                                              188,810
                                                                                                                          1,230,710
Medical - Drugs - 0.9%
         1,360,000  Pfizer, Inc., 4.4500%, due 3/15/12                                                                    1,396,928
         1,800,000  Pfizer, Inc., 5.3500%, due 3/15/15                                                                    1,899,083
                                                                                                                          3,296,011
Medical - HMO - 0.2%
           820,000  UnitedHealth Group, Inc., 5.8000%, due 3/15/36                                                          634,943
Medical - Hospitals - 0.3%
         1,070,000  HCA, Inc., 9.2500%, due 11/15/16                                                                        973,700
Medical Labs and Testing Services - 1.8%
         2,980,000  Roche Holdings, Inc., 4.5000%, due 3/1/12 (144A)                                                      3,033,485
         1,790,000  Roche Holdings, Inc., 6.0000%, due 3/1/19 (144A)                                                      1,842,377
         1,790,000  Roche Holdings, Inc., 7.0000%, due 3/1/39 (144A)                                                      1,873,090
                                                                                                                          6,748,952
Medical Products - 0.3%
         1,280,000  Baxter International, Inc., 4.0000%, due 3/1/14                                                       1,301,085
Metal - Copper - 0.2%
           785,000  Freeport-McMoRan Copper & Gold, Inc., 8.3800%, due 4/1/17                                               733,975
Multimedia - 0.2%
           920,000  Walt Disney Co., 4.5000%, due 12/15/13                                                                  940,281
Non-Hazardous Waste Disposal - 0.6%
         1,135,000  Allied Waste Industries, Inc., 6.5000%, due 11/15/10                                                  1,129,325
           975,000  Waste Management, Inc., 7.3800%, due 8/1/10                                                             997,500
                                                                                                                          2,126,825
Office Automation and Equipment - 0.2%
           321,000  Xerox Corp., 2.0600%, due 12/18/09 ***                                                                  312,215
           300,000  Xerox Corp., 5.6500%, due 5/15/13                                                                       250,752
           447,000  Xerox Corp., 6.3500%, due 5/15/18                                                                       333,015
                                                                                                                            895,982
Oil and Gas Drilling - 0.4%
         1,390,000  Nabors Industries, Ltd., 9.2500%, due 1/15/19 (144A)                                                  1,318,037
Oil Companies - Exploration and Production - 1.0%
         1,810,000  Anadarko Petroleum Corp., 5.9500%, due 9/15/16                                                        1,558,917
           470,000  Forest Oil Corp., 8.0000%, due 12/15/11                                                                 451,200
           850,000  Forest Oil Corp., 8.5000%, due 2/15/14 (144A)                                                           788,375
           835,000  Kerr-McGee Corp., 6.8800%, due 9/15/11                                                                  853,426
                                                                                                                          3,651,918
Oil Companies - Integrated - 0.5%
         1,790,000  Royal Dutch Shell PLC, 4.0000%, due 3/21/14                                                           1,815,115
Pipelines - 2.5%
           490,000  El Paso Corp., 12.0000%, due 12/12/13                                                                   515,725
           240,000  El Paso Corp., 8.2500%, due 2/15/16                                                                     224,400
           636,000  El Paso Corp., 7.0000%, due 6/15/17                                                                     541,669
           270,000  Enterprise Products, 7.5000%, due 2/1/11                                                                274,443
               630  Kern River Funding Corp., 4.8900%, due 4/30/18                                                              602
           569,000  Kinder Morgan Energy Partners N.T., 5.9500%, due 2/15/18                                                518,053
         2,590,000  Kinder Morgan Energy Partners N.T., 6.9500%, due 1/15/38                                              2,216,276
         3,665,000  Kinder Morgan Finance Co., 5.7000%, due 1/5/16                                                        3,078,599
           450,000  Plains All-American Pipelines, 6.5000%, due 5/1/18                                                      388,946
           650,000  Trans-Canada Pipelines, 7.1300%, due 1/15/19                                                            678,217
           930,000  Trans-Canada Pipelines, 7.6300%, due 1/15/39                                                            919,590
                                                                                                                          9,356,520
Reinsurance - 1.6%
         3,560,000  Berkshire Hathaway, Inc., 4.0000%, due 4/15/12 (144A)                                                 3,554,515
         1,680,000  Berkshire Hathaway, Inc., 5.0000%, due 8/15/13                                                        1,727,626
           570,000  Berkshire Hathaway, Inc., 4.6300%, due 10/15/13                                                         578,093
                                                                                                                          5,860,234
Retail - Discount - 0.2%
           610,000  Wal-Mart Stores, Inc., 4.2500%, due 4/15/13                                                             641,550
Retail - Office Supplies - 0.1%
           350,000  Staples, Inc., 7.7500%, due 4/1/11                                                                      357,786
Schools - 0.8%
           670,000  Duke University, 4.2000%, due 4/1/14                                                                    673,598
           460,000  Duke University, 5.1500%, due 4/1/19                                                                    461,426
           460,000  Princeton University, 4.9500%, due 3/1/19                                                               457,843
           460,000  Princeton University, 5.7000%, due 3/1/39                                                               451,554
           845,000  Vanderbilt University, 5.2500%, due 4/1/19                                                              850,881
                                                                                                                          2,895,302
Special Purpose Entity - 0.4%
           780,000  Petroplus Finance, Ltd., 6.7500%, due 5/1/14 (144A)                                                     577,200
           576,000  Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                     414,720
           535,000  Source Gas LLC, 5.9000%, due 4/1/17 (144A) +++                                                          410,618
                                                                                                                          1,402,538
Steel - Producers - 0.6%
         1,140,000  ArcelorMittal, 5.3800%, due 6/1/13                                                                      884,879
         1,831,000  Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                     1,254,235
                                                                                                                          2,139,114
Super-Regional Banks - 2.4%
         3,340,000  Bank of America Corp., 1.7000%, due 12/23/10                                                          3,361,920
         1,005,000  Bank of America Corp., 5.6500%, due 5/1/18                                                              838,441
         1,290,000  PNC Funding Corp., 2.3000%, due 6/22/12                                                               1,302,423
           930,000  Wachovia Corp., 5.7500%, due 2/1/18                                                                     823,865
         2,970,000  Wells Fargo Co., 5.6300%, due 12/11/17                                                                2,709,864
                                                                                                                          9,036,513
Telephone - Integrated - 1.8%
         2,500,000  AT&T, Inc., 4.9500%, due 1/15/13                                                                      2,536,138
           640,000  AT&T, Inc., 5.5000%, due 2/1/18                                                                         618,851
           875,000  AT&T, Inc., 5.6000%, due 5/15/18                                                                        851,468
         1,150,000  BellSouth Corp., 4.7500%, due 11/15/12                                                                1,169,887
           740,000  Verizon Communications, Inc., 8.7500%, due 11/1/18                                                      846,693
           820,000  Verizon Communications, Inc., 6.4000%, due 2/15/38                                                      743,373
                                                                                                                          6,766,410
Transportation - Railroad - 0.5%
           730,000  Burlington Northern Santa Fe, 5.7500%, due 3/15/18                                                      720,451
           820,000  CSX Corp., 8.3800%, due 10/15/14                                                                        857,047
           275,000  Kansas City Southern de Mexico, 7.3800%, due 6/1/14                                                     217,250
                                                                                                                          1,794,748
Transportation - Services - 0.3%
           495,000  Fedex Corp., 5.5000%, due 8/15/09                                                                       498,983
           640,000  United Parcel Service, Inc., 3.8800%, due 4/1/14                                                        641,566
                                                                                                                          1,140,549
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $183,520,207)                                                                               181,616,703
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 24.2%

                    Fannie Mae:
           208,891     6.5000%, due 11/1/17                                                                                 219,059
           514,279     5.0000%, due 11/1/18                                                                                 537,464
           642,945     4.5000%, due 2/1/23                                                                                  662,753
           667,566     4.5000%, due 3/1/23                                                                                  688,133
           346,647     4.5000%, due 4/1/23                                                                                  357,326
           377,834     4.5000%, due 4/1/23                                                                                  389,475
         1,674,345     5.0000%, due 4/1/23                                                                                1,738,487
           236,353     4.5000%, due 5/1/23                                                                                  243,635
           276,890     4.5000%, due 5/1/23                                                                                  285,421
           278,327     4.5000%, due 5/1/23                                                                                  286,902
           295,098     4.5000%, due 5/1/23                                                                                  304,189
           296,070     4.5000%, due 5/1/23                                                                                  305,191
           685,081     4.5000%, due 6/1/23                                                                                  706,187
           458,721     4.5000%, due 9/1/23                                                                                  472,853
           454,940     4.5000%, due 12/1/23                                                                                 468,956
           888,187     4.5000%, due 12/1/23                                                                                 915,550
         3,095,274     5.0000%, due 12/1/23                                                                               3,213,849
           620,110     5.0000%, due 1/1/24                                                                                  643,866
         2,520,270     5.0000%, due 1/1/24                                                                                2,616,818
         3,500,000     5.0000%, due 2/1/24                                                                                3,634,079
         4,380,000     4.0000%, due 3/1/24                                                                                4,459,114
           385,342     4.5000%, due 3/1/24                                                                                  397,175
           463,115     4.5000%, due 3/1/24                                                                                  477,383
           610,000     4.5000%, due 3/1/24                                                                                  628,793
         2,999,201     4.5000%, due 3/1/24                                                                                3,091,601
         4,169,815     4.5000%, due 3/1/24                                                                                4,298,280

         5,527,869     4.5000%, due 3/1/24                                                                                5,697,621
           480,000     4.5000%, due 4/16/24 ##                                                                              494,100
         2,364,836     5.4200%, due 1/1/38 ***                                                                            2,433,290
         3,110,359     4.7900%, due 5/1/38 ***                                                                            3,184,612
         2,076,607     4.5000%, due 1/1/39                                                                                2,124,613
         2,096,984     4.5000%, due 2/1/39                                                                                2,145,251
         3,736,410     4.5000%, due 2/1/39                                                                                3,822,413
           460,000     4.5000%, due 3/1/39                                                                                  470,634
        11,650,000     4.5000%, due 3/1/39                                                                               11,918,155
         3,590,000     4.0000%, due 4/1/39                                                                                3,613,991
        12,630,000     4.5000%, due 4/13/39 ##                                                                           12,906,281
         8,750,000     5.0000%, due 4/13/39 ##                                                                            9,028,906
                                                                                                                         89,882,406
                    Freddie Mac:
           244,587     5.5000%, due 1/1/16                                                                                  256,949
           189,350     3.9300%, due 5/1/34 ***                                                                              189,987
           401,283     5.7400%, due 9/1/37 ***                                                                              415,319
                                                                                                                            862,255
-----------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $89,808,966)                                                                      90,744,661
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 1.8%
                   Fannie Mae:
         3,150,000     2.8800%, due 10/12/10                                                                              3,237,249
         1,564,000     3.6300%, due 8/15/11                                                                               1,640,134
                                                                                                                          4,877,383
                   Freddie Mac:
         1,565,000     3.8800%, due 6/29/11                                                                               1,645,181
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $6,300,481)                                                                      6,522,564
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Notes/Bonds - 18.6%
        25,496,000     0.8800%, due 1/31/11 **                                                                           25,551,835
         3,035,000     0.8800%, due 2/28/11                                                                               3,040,797
         3,480,000     1.1300%, due 1/15/12                                                                               3,482,175
         6,553,000     4.6300%, due 2/29/12                                                                               7,214,447
         1,404,000     4.7500%, due 5/31/12                                                                               1,557,014
         1,747,909     0.6250%, due 4/15/13 ###                                                                           1,729,884
         3,540,000     2.7500%, due 10/31/13 **                                                                           3,733,596
        11,135,000     1.7500%, due 1/31/14                                                                              11,210,717
           150,000     1.8800%, due 2/28/14                                                                                 151,641
           460,134     1.3800%, due 7/15/18 ###                                                                             456,396
         5,260,637     2.1300%, due 1/15/19 ###                                                                           5,600,937
         4,060,000     2.7500%, due 2/15/19                                                                               4,082,208
         1,779,767     2.5000%, due 1/15/29 ###                                                                           1,927,153
                                                                                                                         69,738,800
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $68,098,170)                                                                       69,738,800
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 6.9%
        25,935,000  Janus Cash Liquidity Fund LLC, 0% (cost $25,935,000)                                                 25,935,000

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $373,662,825) - 100%                                                                     $374,557,728
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                  $    1,361,868                   0.4%
Belgium                                           419,874                   0.1%
Bermuda                                         1,431,891                   0.4%
Canada                                          7,581,745                   2.0%
Luxembourg                                        884,879                   0.2%
Mexico                                            217,250                   0.1%
Netherlands                                     1,815,115                   0.5%
Switzerland                                     1,642,678                   0.4%
United States++                               359,202,428                  95.9%
--------------------------------------------------------------------------------
Total                                      $  374,557,728                 100.0%

++ Includes Short-Term Securities (89.0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


PLC               Public Limited Company

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates.

##                Security is traded on a "to-be-announced" basis.

###               Security is a U.S. Treasury Inflation-Protected Security
                  (TIPS).

***               Rate is subject to change. Rate shown reflects current rate.

#                 Security is illiquid.

+++ Schedule of Restricted and Illiquid Securities (as of March 31, 2009)

                                                   Acquisition        Acquisition                              Value as a
                                                       Date              Cost             Value       % of Investment Securities
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                4/11/07 -
Source Gas LLC, 5.9000%, due 4/1/17                  9/20/07        $     532,575    $      410,618              0.1%
--------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2009. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2009 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                             $    25,057,139

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Flexible Bond Portfolio        $             --            $   374,557,728                $             --
---------------------------------------------------------------------------------------------------------------------------

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.3%
Aerospace and Defense - 1.1%
         1,852,635  BAE Systems PLC                                                                                    $  8,890,288
Agricultural Chemicals - 4.0%
           241,440  Monsanto Co.                                                                                         20,063,664
            60,334  Syngenta A.G.                                                                                        12,163,300
                                                                                                                         32,226,964
Agricultural Operations - 3.2%
           459,182  Bunge, Ltd.                                                                                          26,012,660
Brewery - 5.1%
         1,480,759  Anheuser- Busch InBev N.V.                                                                           40,805,995
           340,184  Anheuser- Busch InBev N.V. - VVPR Strips*                                                                 1,356
                                                                                                                         40,807,351
Cellular Telecommunications - 0.6%
           174,520  America Movil S.A. de C.V. - Series L (ADR)                                                           4,726,002
Computers - 15.1%
           591,180  Apple, Inc. *                                                                                        62,144,841
         1,376,610  Research In Motion, Ltd. (U.S. Shares) *                                                             59,290,593
                                                                                                                        121,435,434
Diversified Minerals - 1.7%
         1,020,460  Companhia Vale do Rio Doce (ADR)                                                                     13,572,118
Engineering - Research and Development Services - 4.8%
         2,734,554  ABB, Ltd.                                                                                            38,186,188
Enterprise Software/Services - 5.3%
         2,341,715  Oracle Corp.                                                                                         42,314,790
Entertainment Software - 1.0%
           443,157  Electronic Arts, Inc. *                                                                               8,061,026
Finance - Investment Bankers/Brokers - 4.5%
           156,295  Goldman Sachs Group, Inc.                                                                            16,570,396
           719,195  JP Morgan Chase & Co.                                                                                19,116,203
                                                                                                                         35,686,599
Finance - Other Services - 2.3%
            73,720  CME Group, Inc.                                                                                      18,163,871
Medical - Biomedical and Genetic - 14.9%
         1,024,683  Celgene Corp. *                                                                                      45,495,925
         1,473,425  Gilead Sciences, Inc.*                                                                               68,249,046
           210,075  Vertex Pharmaceuticals, Inc.*                                                                         6,035,455
                                                                                                                        119,780,426
Medical - Drugs - 1.8%
           107,740  Roche Holding A.G.                                                                                   14,789,514
Medical - HMO - 1.5%
           562,325  UnitedHealth Group, Inc.                                                                             11,769,462
Medical Instruments - 3.0%
           251,065  Intuitive Surgical, Inc. *                                                                           23,941,558
Multi-Line Insurance - 1.0%
           189,590  ACE, Ltd. (U.S. Shares)                                                                               7,659,436
Multimedia - 1.2%
         1,512,945  News Corporation, Inc. - Class A                                                                     10,015,696
Networking Products - 4.4%
         2,095,750  Cisco Systems, Inc. *                                                                                35,145,728
Oil Companies - Integrated - 1.7%
           441,965  Petroleo Brasileiro S.A. (ADR)                                                                       13,466,674
Optical Supplies - 2.0%
           178,561  Alcon, Inc. (U.S. Shares)                                                                            16,232,981
Retail - Drug Store - 6.8%
         1,983,630  CVS/Caremark Corp.                                                                                   54,529,989
Retail - Regional Department Stores - 0.9%
           162,570  Kohl's Corp.*                                                                                         6,879,962
Soap and Cleaning Preparations - 1.0%
           215,505  Reckitt Benckiser PLC                                                                                 8,096,973
Telecommunication Equipment - Fiber Optics - 1.2%
           730,005  Corning, Inc.                                                                                         9,687,166
Transportation - Services - 1.6%
           257,795  United Parcel Service, Inc. - Class B                                                                12,688,670
Web Portals/Internet Service Providers - 4.2%
            97,019  Google, Inc. - A Shares*                                                                             33,768,433
Wireless Equipment - 1.4%
           560,710  Crown Castle International Corp. *                                                                   11,444,091
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $844,354,879)                                                                                  779,980,050
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.7%
         9,981,000  Janus Cash Liquidity Fund LLC, 0%                                                                     9,981,000
        11,690,161  Janus Institutional Money Market Fund - Institutional Shares, 0.56%                                  11,690,161
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $21,671,161)                                                                                   21,671,161

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $866,026,040) - 100%                                                                     $801,651,211
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Belgium                                    $   40,807,351                   5.1%
Bermuda                                        26,012,660                   3.2%
Brazil                                         27,038,791                   3.4%
Canada                                         59,290,593                   7.4%
Mexico                                          4,726,002                   0.6%
Switzerland                                    89,031,419                  11.1%
United Kingdom                                 16,987,261                   2.1%
United States++                               537,757,134                  67.1%
--------------------------------------------------------------------------------
Total                                      $  801,651,211                 100.0%

++Includes Short-Term Securities (64.4% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

VVPR Strips       VVPR strip is a coupon which, if presented along with the
                  dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income-producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Forty Portfolio                $    748,215,257            $    53,435,954                $             --
---------------------------------------------------------------------------------------------------------------------------

Janus Aspen Fundamental Equity Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.7%
Advertising Sales - 0.9%
             5,820  Lamar Advertising Co. - A Shares*                                                                  $     56,745
Aerospace and Defense - 1.6%
             2,170  Northrop Grumman Corp.                                                                                   94,699
Aerospace and Defense - Equipment - 1.8%
             2,485  United Technologies Corp.                                                                               106,805
Agricultural Chemicals - 0.5%
               395  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                   31,920
Athletic Footwear - 1.1%
             1,395  NIKE, Inc. - B Shares                                                                                    65,412
Beverages - Non-Alcoholic - 1.4%
             1,700  PepsiCo, Inc.                                                                                            87,516
Brewery - 2.3%
             4,993  Anheuser-Busch InBev N.V.**                                                                             137,594
             2,736  Anheuser-Busch InBev N.V. - VVPR Strips*,**                                                                  11
                                                                                                                            137,605
Building - Residential and Commercial - 1.3%
               180  NVR, Inc.*                                                                                               76,995
Cable Television - 1.0%
             9,776  British Sky Broadcasting Group PLC**                                                                     60,797
Cellular Telecommunications - 0.7%
            22,961  Vodafone Group PLC**                                                                                     40,434
Chemicals - Diversified - 0.5%
               574  Bayer A.G.**                                                                                             27,907
Commercial Banks - 0.5%
             2,260  ICICI Bank, Ltd. (ADR)                                                                                   30,035
Computers - 1.4%
               793  Apple, Inc.*                                                                                             83,360
Consumer Products - Miscellaneous - 2.1%
             2,715  Kimberly-Clark Corp.                                                                                    125,189
Containers - Metal and Glass - 0.4%
             1,825  Owens-Illinois, Inc.*                                                                                    26,353
Cosmetics and Toiletries - 1.9%
             1,990  Colgate-Palmolive Co.                                                                                   117,370
Diversified Minerals - 0.5%
             2,105  Companhia Vale do Rio Doce (ADR)                                                                         27,997
Diversified Operations - 3.5%
             1,015  Danaher Corp.                                                                                            55,033
             5,195  Illinois Tool Works, Inc.                                                                               160,266
                                                                                                                            215,299
E-Commerce/Services - 0.4%
             1,930  eBay, Inc.*                                                                                              24,241
Electric - Generation - 2.2%
            23,325  AES Corp.*                                                                                              135,518
Electronic Components - Miscellaneous - 0.9%
             4,735  Tyco Electronics, Ltd.                                                                                   52,274
Engineering - Research and Development Services - 1.0%
             4,224  ABB, Ltd.**                                                                                              58,985
Enterprise Software/Services - 2.4%
             8,015  Oracle Corp.                                                                                            144,831
Finance - Investment Bankers/Brokers - 6.3%
               960  Goldman Sachs Group, Inc.                                                                               101,778
             9,675  JP Morgan Chase & Co.                                                                                   257,161
             1,010  Morgan Stanley Co.                                                                                       22,998
                                                                                                                            381,937
Finance - Other Services - 1.0%
               250  CME Group, Inc.                                                                                          61,598
Independent Power Producer - 2.5%
             6,915  NRG Energy, Inc.*                                                                                       121,704
             9,935  Reliant Energy, Inc.*                                                                                    31,693
                                                                                                                            153,397
Medical - Biomedical and Genetic - 2.7%
               950  Celgene Corp.*                                                                                           42,180
               460  Genzyme Corp.*                                                                                           27,319
             2,005  Gilead Sciences, Inc.*                                                                                   92,872
                                                                                                                            162,371
Medical - Drugs - 5.8%
             4,550  Merck & Company, Inc.                                                                                   121,713
             1,667  Roche Holding A.G.**                                                                                    228,829
                                                                                                                            350,542
Medical - HMO - 1.1%
             3,070  UnitedHealth Group, Inc.                                                                                 64,255
Medical Products - 2.9%
             4,115  Covidien, Ltd.                                                                                          136,782
             1,245  Hospira, Inc.*                                                                                           38,421
                                                                                                                            175,203
Multimedia - 1.4%
            13,035  News Corporation, Inc. - A Shares                                                                        86,292
Networking Products - 3.3%
            12,115  Cisco Systems, Inc.*                                                                                    203,169
Oil - Field Services - 1.0%
             1,560  Schlumberger, Ltd. (U.S. Shares)                                                                         63,367
Oil Companies - Exploration and Production - 4.4%
             1,780  Devon Energy Corp.                                                                                       79,548
             3,330  Occidental Petroleum Corp.                                                                              185,315
                                                                                                                            264,863
Oil Companies - Integrated - 5.2%
             4,020  Hess Corp.                                                                                              217,884
             3,150  Petroleo Brasileiro S.A. (ADR)                                                                           95,981
                                                                                                                            313,865
Oil Field Machinery and Equipment - 0.7%
             1,860  Cameron International Corp.*                                                                             40,790
Property and Casualty Insurance - 2.0%
             2,935  Chubb Corp.                                                                                             124,209
Real Estate Management/Services - 1.2%
             6,805  Mitsubishi Estate Company, Ltd.**                                                                        75,772
Real Estate Operating/Development - 0.4%
            17,000  CapitaLand, Ltd.                                                                                         26,049
Retail - Apparel and Shoe - 1.2%
             1,830  Industria de Diseno Textil S.A.**                                                                        71,349
Retail - Discount - 2.6%
             3,075  Wal-Mart Stores, Inc.                                                                                   160,208
Retail - Drug Store - 3.5%
             7,675  CVS/Caremark Corp.                                                                                      210,986
Semiconductor Equipment - 2.1%
             6,235  KLA-Tencor Corp.                                                                                        124,700
Soap and Cleaning Preparations - 2.0%
             3,307  Reckitt Benckiser PLC**                                                                                 124,251
Telecommunication Equipment - Fiber Optics - 1.5%
             6,670  Corning, Inc.                                                                                            88,511
Telecommunication Services - 0.5%
             1,770  Amdocs, Ltd. (U.S. Shares)*                                                                              32,780
Tobacco - 1.4%
             5,195  Altria Group, Inc.                                                                                       83,224
Transportation - Services - 3.3%
             4,030  United Parcel Service, Inc. - B Shares                                                                  198,357
Web Portals/Internet Service Providers - 1.6%
               195  Google, Inc. - A Shares*                                                                                 67,871
             2,375  Yahoo!, Inc.*                                                                                            30,424
                                                                                                                             98,295
Wireless Equipment - 5.8%
             7,805  Crown Castle International Corp.*                                                                       159,300
             5,005  QUALCOMM, Inc.                                                                                          194,744
                                                                                                                            354,044
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,240,849)                                                                                      5,922,671
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.3%
           139,086  Janus Cash Liquidity Fund LLC, 0% (cost $139,086)                                                       139,086
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,379,935) - 100%                                                                       $  6,061,757
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Belgium                                    $      137,606                   2.3%
Bermuda                                           189,057                   3.1%
Brazil                                            123,977                   2.0%
Canada                                             31,920                   0.5%
Germany                                            27,907                   0.5%
Guernsey                                           32,780                   0.5%
India                                              30,035                   0.5%
Japan                                              75,772                   1.2%
Netherlands Antilles                               63,367                   1.1%
Singapore                                          26,049                   0.4%
Spain                                              71,349                   1.2%
Switzerland                                       287,815                   4.8%
United Kingdom                                    225,481                   3.7%
United States ++                                4,738,642                  78.2%
--------------------------------------------------------------------------------
Total                                      $    6,061,757                 100.0%
                                                =========                 ======

++ Includes Short-Term Securities (75.9% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of March 31, 2009 (unaudited)
Currency Sold and                                          Currency           Currency           Unrealized
Settlement Date                                          Units Sold    Value in U.S.$           Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
British Pound 4/23/09                                        34,000   $         48,778    $         (1,051)
British Pound 4/30/09                                         4,000              5,739                (190)
British Pound 5/14/09                                        40,000             57,390               1,354
Euro 4/23/09                                                 63,000             83,684              (4,199)
Euro 5/14/09                                                 11,000             14,612                 271
Japanese Yen 4/30/09                                      3,800,000             38,413                 361
Swiss Franc 4/23/09                                         150,000            131,890              (3,818)
-----------------------------------------------------------------------------------------------------------
Total                                                                 $        380,506    $         (7,272)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strips       The VVPR strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Effective May 1, 2009, Janus Aspen Fundamental Equity Portfolio will change its name to "Janus Aspen Research Core Portfolio" and eliminate its policy to invest at least 80% of its net assets in equity securities selected for their growth potential.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                         $       825,929

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Fundamental Equity Portfolio   $      5,768,658            $       293,099               $             --

Other Financial Instruments(a):
Janus Aspen Fundamental Equity Portfolio                 --                     (7,272)                            --
---------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forwards, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.7%
Agricultural Chemicals - 0.8%
             1,485  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             $    120,003
Chemicals - Diversified - 2.6%
             7,699  Bayer A.G.**                                                                                            374,319
Instruments - Scientific - 0.5%
             2,058  Thermo Fisher Scientific, Inc.*                                                                          73,409
Life and Health Insurance - 1.1%
            15,985  Ondontoprev S.A.                                                                                        158,540
Medical - Biomedical and Genetic - 25.8%
             9,913  Acorda Therapeutics, Inc.*                                                                              196,377
             8,892  Alexion Pharmaceuticals, Inc.*                                                                          334,873
             6,175  AMAG Pharmaceuticals, Inc.*                                                                             227,055
             4,911  Amgen, Inc.*                                                                                            243,193
            15,388  Arena Pharmaceuticals, Inc.*                                                                             46,318
            10,909  Celgene Corp.*                                                                                          484,359
             3,244  Cougar Biotechnology, Inc.*                                                                             104,457
             3,712  Crucell N.V.*,**                                                                                         73,940
            37,480  Fibrogen, Inc.*, ^,+++                                                                                  219,258
             6,751  Genzyme Corp.*                                                                                          400,941
            11,187  Gilead Sciences, Inc.*,**                                                                               518,181
            26,941  Human Genome Sciences, Inc.*                                                                             22,361
            23,821  Incyte Corp.*                                                                                            55,741
             4,990  Martek Biosciences Corp.*                                                                                91,068
             3,743  Myriad Genetics, Inc.*                                                                                  170,194
             5,488  OSI Pharmaceuticals, Inc.*                                                                              209,971
            12,252  Sequenom, Inc.*                                                                                         174,223
             2,991  United Therapeutics Corp.*                                                                              197,675
                                                                                                                          3,770,185
Medical - Drugs - 31.8%
             5,910  Abbott Laboratories                                                                                     281,907
            22,265  Achillion Pharmaceuticals, Inc.*                                                                         34,956
            13,266  Array BioPharma, Inc.*                                                                                   35,022
             9,882  AstraZeneca Group PLC (ADR)**                                                                           350,317
             5,311  Auxilium Pharmaceuticals, Inc.*                                                                         147,221
             6,203  BioForm Medical, Inc.*                                                                                    7,568
             8,509  Bristol-Myers Squibb Co.                                                                                186,517
             9,551  Forest Laboratories, Inc.*                                                                              209,740
             5,080  GlaxoSmithKline PLC (ADR)**                                                                             157,836
            11,720  Grifols S.A.**                                                                                          168,921
            17,468  Merck & Company, Inc.                                                                                   467,268
             5,617  Novartis A.G.**                                                                                         212,655
             4,998  Novo Nordisk S.A.**                                                                                     239,410
            12,770  Pfizer, Inc.                                                                                            173,927
             5,172  Roche Holding A.G.**                                                                                    709,962
             2,809  Sanofi-Aventis**                                                                                        158,139
            10,344  Savient Pharmaceuticals, Inc.*                                                                           51,203
            12,223  Schering-Plough Corp.                                                                                   287,852
             4,352  Shire PLC (ADR)**                                                                                       156,411
            10,865  Wyeth                                                                                                   467,629
             7,300  Xenoport, Inc.*                                                                                         141,328
                                                                                                                          4,645,789
Medical - Generic Drugs - 2.7%
           267,733  Mediquest Therapeutics^,+++                                                                              80,320
            17,192  Mylan Laboratories, Inc.*                                                                               230,545
             8,875  Pharmstandard (GDR) (144A)*,**                                                                           85,200
                                                                                                                            396,065
Medical - HMO - 4.3%
             9,048  Coventry Health Care, Inc.*                                                                             117,081
             5,978  Humana, Inc.*                                                                                           155,906
            16,736  UnitedHealth Group, Inc.                                                                                350,285
                                                                                                                            623,272
Medical Instruments - 4.3%
            25,073  GMP Companies, Inc.^,+++                                                                                 54,659
             2,166  Intuitive Surgical, Inc.*                                                                               206,550
             4,049  Medtronic, Inc.                                                                                         119,324
             6,664  St. Jude Medical, Inc.*                                                                                 242,103
                                                                                                                            622,636
Medical Labs and Testing Services - 0.5%
             6,650  Diagnosticos da America*                                                                                 71,117
Medical Products - 8.0%
             5,410  Baxter International, Inc.                                                                              277,100
             8,012  Covidien, Ltd.                                                                                          266,319
             4,914  Hospira, Inc.*                                                                                          151,646
             3,830  Johnson & Johnson                                                                                       201,458
             3,550  Stryker Corp.                                                                                           120,842
            21,131  Tomotherapy, Inc.*                                                                                       55,997
             2,664  Zimmer Holdings, Inc.*                                                                                   97,236
                                                                                                                          1,170,598
Optical Supplies - 1.2%
             1,904  Alcon, Inc. (U.S. Shares)**                                                                             173,093
Pharmacy Services - 1.8%
             6,437  Medco Health Solutions, Inc.*                                                                           266,106
Physical Practice Management - 1.2%
             6,199  Mednax, Inc.*                                                                                           182,685
REIT - Office Property - 0.3%
             1,075  Alexandria Real Estate Equities, Inc.                                                                    39,130
Retail - Drug Store - 3.2%
            17,237  CVS/Caremark Corp.**                                                                                    473,845
Soap and Cleaning Preparations - 0.7%
             2,779  Reckitt Benckiser PLC**                                                                                 104,413
Therapeutics - 3.3%
             4,473  BioMarin Pharmaceutical, Inc.*                                                                           55,242
             7,177  Onyx Pharmaceuticals, Inc.*                                                                             204,903
            84,230  Portola Pharmaceuticals, Inc.*,^,+++                                                                    119,185
             6,476  Theravance, Inc.*                                                                                       110,092
                                                                                                                            489,422
Vitamins & Nutritional Products - 0.6%
             2,975  Mead Johnson Nutrition Co. - Class A*                                                                    85,888
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $15,375,925)                                                                                    13,840,515
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bond - 0.6%
    $      116,000  Alexandria Real Estate Equities, Inc., convertible, 3.7000%, due 1/15/27 (144A) (cost $83,914)           81,200
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Medical - Generic Drugs - 0.3%
           140,292  Mediquest Therapeutics - Series A-1, convertible, 0% (cost $84,521)^,+++                                 42,088
-----------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Medical - Generic Drugs - 0%
           107,093     Mediquest Therapeutics - expires 6/15/11*,^,+++                                                           22
            21,463     Mediquest Therapeutics - expires 6/15/12*,^,+++                                                           19
-----------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $2,511)                                                                                                     41
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 5.0%
           542,204  Janus Cash Liquidity Fund LLC, 0%                                                                       542,204
           190,211  Janus Institutional Money Market Fund - Institutional Shares, 0.56%                                     190,211
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $732,415)                                                                                         732,415

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $16,279,286) - 100.6%                                                                    $ 14,696,259
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short -
 Common Stock - (0.6)%
Medical - Drugs - (0.6)%
             2,885  UCB S.A. (proceeds $94,215)                                                                             (85,041)

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $16,185,071) - 100%                                            $ 14,611,218
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Bermuda                                    $      266,319                   1.8%
Brazil                                            229,657                   1.6%
Canada                                            120,003                   0.8%
Denmark                                           239,410                   1.6%
France                                            158,139                   1.1%
Germany                                           374,319                   2.5%
Netherlands                                        73,940                   0.5%
Russia                                             85,200                   0.6%
Spain                                             168,921                   1.2%
Switzerland                                     1,095,710                   7.5%
United Kingdom                                    768,976                   5.2%
United States++                                11,115,665                  75.6%
--------------------------------------------------------------------------------
Total                                      $   14,696,259                 100.0%

++ Includes Short-Term Securities (70.6% excluding Short-Term Securities)

               Summary of Investments by Country (Short Positions)
                           March 31, 2009 (unaudited)

                                                                            % of
                                                                      Securities
Country                                                  Value        Sold Short
--------------------------------------------------------------------------------
Belgium                                          $    (85,041)            100.0%
--------------------------------------------------------------------------------
Total                                            $    (85,041)            100.0%

Forward Currency Contracts, Open
as of March 31, 2009 (unaudited)
Currency Sold and                                          Currency           Currency           Unrealized
Settlement Date                                          Units Sold    Value in U.S. $          Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
British Pound 4/23/09                                       141,500   $        203,004    $         (4,375)
Danish Krone 4/23/09                                        250,000             44,576              (2,286)
Euro 4/23/09                                                270,400            359,176             (18,021)
Russian Rouble 4/23/09                                    2,760,000             80,871              (4,617)
Swiss Franc 4/23/09                                         245,000            215,421              (6,236)
Swiss Franc 5/14/09                                         246,000            216,403               1,876
-----------------------------------------------------------------------------------------------------------
Total                                                                 $      1,119,451    $        (33,659)
-----------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

^ Schedule of Fair Valued Securities
(as of March 31, 2009)

                                                                                       Value as a % of
                                                                   Value            Investment Securities
---------------------------------------------------------------------------------------------------------
Fibrogen, Inc.                                              $            219,258                     1.5%
GMP Companies, Inc.                                                       54,659                     0.4%
Mediquest Therapeutics                                                    80,320                     0.5%
Mediquest Therapeutics - expires 6/15/11                                      22                     0.0%
Mediquest Therapeutics - expires 6/15/12                                      19                     0.0%
Mediquest Therapeutics - Series A-1, convertible                          42,088                     0.3%
Portola Pharmaceuticals, Inc.                                            119,185                     0.8%
---------------------------------------------------------------------------------------------------------
                                                            $            515,551                     3.5%
---------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

+++ Schedule of Restricted and Illiquid Securities
(as of March 31, 2009)

                                                                                                        Value as a %
                                                     Acquisition      Acquisition                       of Investment
                                                        Date              Cost           Value           Securities
---------------------------------------------------------------------------------------------------------------------
Fibrogen, Inc.^                                    12/28/04-11/8/05   $    170,534   $      219,258              1.5%
GMP Companies, Inc.^                               10/4/06 - 2/19/08       189,350           54,659              0.4%
Mediquest Therapeutics^                            5/11/06-6/15/06         160,640           80,320              0.5%
Mediquest Therapeutics - expires 6/15/11^          5/11/06-6/15/06              --               22              0.0%
Mediquest Therapeutics - expires 6/15/12^          10/12/07-5/8/08           2,511               19              0.0%
Mediquest Therapeutics - Series A-1, convertible^     3/31/09               84,521           42,088              0.3%
Portola Pharmaceuticals, Inc.^                        7/3/08               119,185          119,185              0.8%
---------------------------------------------------------------------------------------------------------------------
                                                                      $    726,741          515,551              3.5%
---------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2009. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                       $     3,346,655

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Global Life Sciences Portfolio $     12,617,330            $     1,563,378                $        515,551
Investments in Securities Sold Short:
Janus Aspen Global Life Sciences Portfolio          (85,041)                        --                              --
Other Financial Instruments(a):
Janus Aspen Global Life Sciences Portfolio               --                    (33,659)                             --
---------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forwards, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (as of the period ended March 31,
2009)

                              Balance                                      Change in                     Transfers
                              as of          Accrued                       Unrealized     Net            In and/or      Balance
                              December       Discounts/     Realized       Appreciation/  Purchases/     Out of         as of March
                              31, 2008       Premiums       Gain/(Loss)    (Depreciation) (Sales)        Level 3        31, 2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Global Life
Sciences Portfolio            $    514,909   $         --   $        642   $         --   $         --   $         --   $    515,551
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.2%
Aerospace and Defense - 1.3%
             6,830  Lockheed Martin Corp.                                                                              $   471,475
            11,525  Northrop Grumman Corp.                                                                                 502,951
                                                                                                                           974,426
Applications Software - 4.8%
            30,755  Check Point Software Technologies, Ltd.                                                                683,069
            90,295  Citrix Systems, Inc.*                                                                                2,044,278
            39,450  Microsoft Corp.                                                                                        724,697
                                                                                                                         3,452,044
Batteries and Battery Systems - 0.4%
           156,867  BYD Company, Ltd.*                                                                                     289,025
Cable Television - 0.7%
            78,449  British Sky Broadcasting Group PLC**                                                                   487,873
Chemicals - Diversified - 0.8%
            12,200  Shin-Etsu Chemical Company, Ltd.**                                                                     587,996
Commercial Services - 0.9%
           238,615  Live Nation*                                                                                           637,102
Computer Software - 0.8%
            44,180  Omniture, Inc.*                                                                                        582,734
Computers - 12.8%
            33,065  Apple, Inc.*                                                                                         3,475,792
            54,910  Hewlett-Packard Co.                                                                                  1,760,415
            24,525  IBM Corp.**                                                                                          2,376,227
            37,985  Research In Motion, Ltd. (U.S. Shares)*                                                              1,636,014
                                                                                                                         9,248,448
Computers - Integrated Systems - 0.4%
            23,425  Riverbed Technology, Inc.*                                                                             306,399
Computers - Memory Devices - 0.9%
           102,685  Seagate Technology                                                                                     617,137
Computers - Peripheral Equipment - 0.4%
            25,318  Logitech International S.A.*                                                                           262,325
Decision Support Software - 1.2%
            99,610  DemandTec, Inc.*                                                                                       871,588
E-Commerce/Services - 0.7%
            39,005  eBay, Inc.*                                                                                            489,903
Electric - Generation - 0.4%
            49,435  AES Corp.*                                                                                             287,217
Electronic Components - Miscellaneous - 2.0%
           129,685  Tyco Electronics, Ltd.                                                                               1,431,722
Electronic Components - Semiconductors - 6.0%
         1,394,072  ARM Holdings PLC**                                                                                   2,049,930
            48,890  Broadcom Corp. - Class A*                                                                              976,822
            30,055  Microchip Technology, Inc.                                                                             636,865
           170,965  Micron Technology, Inc.*                                                                               694,118
                                                                                                                         4,357,735
Electronic Connectors - 3.0%
            76,885  Amphenol Corp. - Class A                                                                             2,190,454
Electronic Forms - 0.5%
            17,370  Adobe Systems, Inc.*                                                                                   371,544
Electronic Measuring Instruments - 0.7%
            32,960  Trimble Navigation, Ltd.*                                                                              503,629
Enterprise Software/Services - 10.7%
            16,560  Autonomy Corp. PLC*,**                                                                                 310,028
            29,535  BMC Software, Inc.*                                                                                    974,655
            17,040  CA, Inc.                                                                                               300,074
            70,990  Concur Technologies, Inc.*                                                                           1,362,299
           102,705  Lawson Software, Inc.*                                                                                 436,496
           177,720  Oracle Corp.**                                                                                       3,211,401
            26,985  RightNow Technologies, Inc.*                                                                           204,276
            53,465  Taleo Corp.*                                                                                           631,956
            24,724  Temenos Group A.G.*                                                                                    267,251
                                                                                                                         7,698,436
Human Resources - 1.9%
           175,425  SuccessFactors, Inc.*                                                                                1,338,493
Internet Applications Software - 2.9%
            29,215  DealerTrack Holdings, Inc.*                                                                            382,717
           130,570  Vocus, Inc.*                                                                                         1,735,275
                                                                                                                         2,117,992
Internet Content - Information/News - 0.3%
            80,490  TechTarget*                                                                                            193,176
Internet Security - 2.2%
           108,610  Symantec Corp.*                                                                                      1,622,633
Investment Companies - 2.2%
            52,900  PowerShares QQQ Trust (ETF)                                                                          1,603,928
Life and Health Insurance - 0.6%
            44,845  Ondontoprev S.A.                                                                                       444,776
Machinery - General Industrial - 0.6%
         1,496,000  Shanghai Electric Group Company, Ltd.                                                                  430,440
Medical - Biomedical and Genetic - 5.9%
             7,200  Alexion Pharmaceuticals, Inc.*                                                                         271,152
            23,910  Celgene Corp.*                                                                                       1,061,604
            11,055  Genzyme Corp.*                                                                                         656,556
            22,705  Gilead Sciences, Inc.*                                                                               1,051,696
            16,670  Myriad Genetics, Inc.*                                                                                 757,985
             5,415  Sequenom, Inc.*                                                                                         77,001
            12,585  Vertex Pharmaceuticals, Inc.*                                                                          361,567
                                                                                                                         4,237,561
Medical Instruments - 1.6%
            12,280  Intuitive Surgical, Inc.*                                                                            1,171,021
Medical Products - 0.5%
             7,660  Baxter International, Inc.                                                                             392,345
Multimedia - 1.7%
            89,810  News Corporation, Inc. - Class A                                                                       594,542
           106,570  WPP Group PLC**                                                                                        600,456
                                                                                                                         1,194,998
Networking Products - 2.3%
            69,965  Cisco Systems, Inc.*,**                                                                              1,173,313
            34,675  Juniper Networks, Inc.*                                                                                522,206
                                                                                                                         1,695,519
Power Converters and Power Supply Equipment - 0.9%
           210,000  China High Speed Transmission Equipment Group Company, Ltd.                                            300,759
             6,620  Energy Conversion Devices*                                                                              87,847
            81,715  JA Solar Holdings Company, Ltd. (ADR)*                                                                 275,380
                                                                                                                           663,986
Printing - Commercial - 0.9%
            22,620  VistaPrint, Ltd.*                                                                                      621,824
Retail - Consumer Electronics - 0.8%
            14,630  Yamada Denki Company, Ltd.**                                                                           570,595

Semiconductor Components/Integrated Circuits - 6.7%
           494,940  Atmel Corp.*                                                                                         1,796,632
            56,705  Cypress Semiconductor Corp.*                                                                           383,893
           290,000  Marvell Technology Group, Ltd.*                                                                      2,656,400
                                                                                                                         4,836,925
Semiconductor Equipment - 1.0%
            23,835  ASML Holdings N.V. (U.S. Shares)                                                                       417,351
            16,005  KLA-Tencor Corp.                                                                                       320,100
                                                                                                                           737,451
Telecommunication Equipment - 3.5%
            83,145  Arris Group, Inc.*,**                                                                                  612,779
           170,110  CommScope, Inc.*                                                                                     1,932,449
                                                                                                                         2,545,228
Telecommunication Equipment - Fiber Optics - 2.6%
           142,675  Corning, Inc.**                                                                                      1,893,297
Telecommunication Services - 3.5%
           120,545  Amdocs, Ltd. (U.S. Shares)*,**                                                                       2,232,493
            45,410  SAVVIS, Inc.*                                                                                          281,088
                                                                                                                         2,513,581
Toys - 1.5%
             3,765  Nintendo Company, Ltd.**                                                                             1,082,290
Web Portals/Internet Service Providers - 1.1%
            64,335  Yahoo!, Inc.*                                                                                          824,131
Wireless Equipment - 5.6%
            72,135  QUALCOMM, Inc.                                                                                       2,806,772
           153,195  Telefonaktiebolaget L.M. Ericsson (ADR)                                                              1,239,348
                                                                                                                         4,046,120
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $84,306,563)                                                                                   72,426,047
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.8%
           587,056  Janus Cash Liquidity Fund LLC, 0% (cost $587,056)                                                      587,056
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $84,893,619) - 101.0%                                                                    $73,013,103
-----------------------------------------------------------------------------------------------------------------------------------

Securities Sold Short  - (1.0)%
Common Stock - (1.0)%
E-Commerce/Products - (1.0)%
           (9,730)  Amazon.com, Inc.*                                                                                     (714,571)
-----------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $506,759)                                                                           (714,571)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $84,386,860) -100%                                             $72,298,532
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Bermuda                                    $    4,709,946                   6.5%
Brazil                                            444,776                   0.6%
Canada                                          1,636,014                   2.2%
Cayman Islands                                  1,193,275                   1.6%
China                                             719,465                   1.0%
Guernsey                                        2,232,493                   3.1%
Israel                                            683,069                   0.9%
Japan                                           2,240,882                   3.1%
Jersey                                            600,456                   0.8%
Netherlands                                       417,351                   0.6%
Sweden                                          1,239,347                   1.7%
Switzerland                                       529,576                   0.7%
United Kingdom                                  2,847,830                   3.9%
United States ++                               53,518,623                  73.3%
--------------------------------------------------------------------------------
Total                                      $   73,013,103                 100.0%

++ Includes Short-Term Securities (72.5% excluding Short-Term Securities)

              Summary of Investments by Country - (Short Positions)
                           March 31, 2009 (unaudited)

Country                                                                     % of
                                                                      Securities
                                                         Value        Sold Short
--------------------------------------------------------------------------------
United States                                    $   (714,571)            100.0%
--------------------------------------------------------------------------------
Total                                            $   (714,571)            100.0%

Forward Currency Contracts, Open
as of March 31, 2009 (unaudited)
Currency Sold and                                          Currency           Currency           Unrealized
Settlement Date                                          Units Sold    Value in U.S. $          Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
British Pound 4/23/09                                       823,000   $      1,180,724    $        (25,446)
British Pound 5/14/09                                       350,000            502,163              11,847
Japanese Yen 4/23/09                                     73,000,000            737,845               7,578
Japanese Yen 5/14/09                                    104,500,000          1,056,569               7,261
-----------------------------------------------------------------------------------------------------------
Total                                                                 $      3,477,301    $          1,240

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETF               Exchange Traded Fund

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2009 is noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                         $     9,996,730

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Aspen Global Technology Portfolio    $     70,911,320                  2,101,783                $             --
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio            (714,571)                        --                              --
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                  --                      1,240                              --
---------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.8%
Aerospace and Defense - 2.5%
            11,530  BAE Systems PLC **                                                                                 $     55,329
            13,485  Boeing Co.                                                                                              479,797
            25,590  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                    339,579
                                                                                                                            874,705
Agricultural Chemicals - 3.2%
             2,570  Monsanto Co.                                                                                            213,567
            22,785  Syngenta A.G. (ADR) **                                                                                  913,906
                                                                                                                          1,127,473
Apparel Manufacturers - 1.9%
           130,620  Esprit Holdings, Ltd.                                                                                   665,706
Applications Software - 1.1%
            10,910  Citrix Systems, Inc. *                                                                                  247,002
             7,240  Microsoft Corp.                                                                                         132,999
                                                                                                                            380,001
Athletic Footwear - 1.3%
             9,670  NIKE, Inc. - Class B                                                                                    453,426
Brewery - 5.0%
            63,601  Anheuser-Busch InBev N.V.  **                                                                         1,752,683
            44,576  Anheuser-Busch InBev N.V. - VVPR Strips *,**                                                                178
                                                                                                                          1,752,861
Cable Television - 1.1%
            16,495  DIRECTV Group, Inc. *                                                                                   375,921
Casino Hotels - 1.3%
            18,882  Crown, Ltd.                                                                                              83,343
            38,306  MGM Mirage, Inc. *                                                                                       89,253
            14,725  Wynn Resorts, Ltd. *                                                                                    294,058
                                                                                                                            466,654
Commercial Services - Finance - 1.0%
            28,065  Western Union Co.                                                                                       352,777
Computers - 5.9%
            11,620  Apple, Inc. *                                                                                         1,221,494
             2,930  IBM Corp.                                                                                               283,888
            13,290  Research In Motion, Ltd. (U.S. Shares) *                                                                572,400
                                                                                                                          2,077,782
Diversified Operations - 1.7%
            68,000  China Merchants Holdings International Company, Ltd.                                                    156,524
             6,800  Danaher Corp.                                                                                           368,696
           230,000  Melco International Development, Ltd.                                                                    70,925
                                                                                                                            596,145
E-Commerce/Services - 0.8%
            19,825  eBay, Inc. *                                                                                            249,002
             5,730  Liberty Media Corp. - Interactive - Class A*                                                             16,617
                                                                                                                            265,619
Electronic Components - Semiconductors - 0.5%
             8,795  Microchip Technology, Inc.                                                                              186,366
Electronic Connectors - 0.7%
             8,865  Amphenol Corp. - Class A                                                                                252,564
Enterprise Software/Services - 4.2%
            81,970  Oracle Corp.                                                                                          1,481,198
Finance - Investment Bankers/Brokers - 8.3%
            11,905  Charles Schwab Corp.                                                                                    184,528
            18,790  Credit Suisse Group (ADR) **                                                                            572,907
             8,785  Goldman Sachs Group, Inc.                                                                               931,386
            53,440  Morgan Stanley Co.                                                                                    1,216,829
                                                                                                                          2,905,650
Finance - Other Services - 0.9%
            17,725  NYSE Euronext                                                                                           317,278
Food - Miscellaneous/Diversified - 3.3%
            34,070  Nestle S.A. **                                                                                        1,152,134
Hotels and Motels - 0.8%
            21,370  Starwood Hotels & Resorts Worldwide, Inc.                                                               271,399
Industrial Gases - 0.8%
             4,335  Praxair, Inc.                                                                                           291,702
Medical - Biomedical and Genetic - 1.3%
             5,655  Celgene Corp.*                                                                                          251,082
             4,645  Gilead Sciences, Inc. *                                                                                 215,156
                                                                                                                            466,238
Medical - Drugs - 8.1%
            27,845  Bristol-Myers Squibb Co.                                                                                610,362
            16,025  Merck & Company, Inc.                                                                                   428,669
             9,220  Roche Holding A.G. **                                                                                 1,265,633
            12,195  Wyeth                                                                                                   524,873
                                                                                                                          2,829,537
Medical - HMO - 2.2%
            36,425  UnitedHealth Group, Inc.                                                                                762,375
Medical Products - 3.7%
            12,915  Baxter International, Inc.                                                                              661,506
             9,750  Covidien, Ltd.                                                                                          324,090
             5,810  Johnson & Johnson                                                                                       305,606
                                                                                                                          1,291,202
Networking Products - 0.2%
             3,315  Cisco Systems, Inc. *                                                                                    55,593
Oil and Gas Drilling - 0.7%
             4,165  Transocean, Inc. *,**                                                                                   245,069
Oil Companies - Exploration and Production - 5.5%
            29,033  EnCana Corp. (U.S. Shares)                                                                            1,179,030
             8,570  EOG Resources, Inc.                                                                                     469,293
             5,355  Occidental Petroleum Corp.                                                                              298,006
                                                                                                                          1,946,329
Oil Companies - Integrated - 6.2%
            19,885  ConocoPhillips                                                                                          778,697
            25,479  Hess Corp.                                                                                            1,380,961
                                                                                                                          2,159,658
Optical Supplies - 1.8%
             6,780  Alcon, Inc. (U.S. Shares) **                                                                            616,370
Power Converters and Power Supply Equipment - 0.7%
            26,780  JA Solar Holdings Company, Ltd. (ADR) *                                                                  90,249
            12,410  Suntech Power Holdings Co., Ltd. (ADR) *                                                                145,073
                                                                                                                            235,322
Real Estate Operating/Development - 0.5%
            70,765  Hang Lung Properties, Ltd.                                                                              166,175
Retail - Drug Store - 3.0%
            38,890  CVS/Caremark Corp.                                                                                    1,069,086
Retail - Jewelry - 0.6%
            10,480  Tiffany & Co.                                                                                           225,949
Soap and Cleaning Preparations - 1.8%
            17,100  Reckitt Benckiser PLC **                                                                                642,483
Telecommunication Equipment - Fiber Optics - 2.5%
            66,886  Corning, Inc.                                                                                           887,577
Tobacco - 2.9%
            23,690  Altria Group, Inc.                                                                                      379,514
            17,640  Philip Morris International, Inc.                                                                       627,631
                                                                                                                          1,007,145
Toys - 1.5%
             1,785  Nintendo Company, Ltd.                                                                                  513,118
Wireless Equipment - 2.3%
            21,110  QUALCOMM, Inc.                                                                                          821,390
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $39,799,245)                                                                                    32,187,977
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.3%
Building - Residential and Commercial - 0.1%
   $        78,000  Meritage Homes Corp., 6.2500%, 3/15/15                                                                   47,580
Casino Hotels - 0.3%
           289,000  MGM Mirage, Inc., 8.5000%, 9/15/10                                                                      118,490
Power Converters and Power Supply Equipment - 0.9%
           291,000  JA Solar Holdings, Co. Ltd., 4.5000%, 5/15/13                                                           143,317
           287,000  Suntech Power Holdings Company, convertible, 3.0000% (144A)                                             139,913
                                                                                                                            283,230
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $797,795)                                                                                       449,300
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Metal - Copper - 0.4%
             2,410  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500% (cost $241,000)                              155,614
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 4.5%
   $       530,000  3.2500%, due 12/31/09                                                                                   540,600
           224,000  2.7500%, due 7/31/10                                                                                    230,326
           311,000  1.5000%, due 10/31/10                                                                                   314,705
           224,000  4.8750%, due 7/31/11                                                                                    244,843
           224,000  3.3800%, due 7/31/13                                                                                    242,340
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $1,533,078)                                                                         1,572,814
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.0%
           717,000  Janus Cash Liquidity Fund LLC, 0% (cost $717,000)                                                       717,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $43,088,118) - 100%                                                                      $ 35,082,705
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                  $       83,343                   0.2%
Belgium                                         1,752,861                   5.0%
Bermuda                                           989,796                   2.8%
Brazil                                            339,579                   1.0%
Canada                                          1,751,431                   5.0%
Cayman Islands                                    518,552                   1.5%
Hong Kong                                         393,624                   1.1%
Japan                                             513,118                   1.5%
Switzerland                                     4,766,019                  13.6%
United Kingdom                                    697,812                   2.0%
United States ++                               23,276,570                  66.3%
--------------------------------------------------------------------------------
Total                                      $   35,082,705                 100.0%
                                               ==========                 ======

++ Includes Short-Term Securities (64.3% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of March 31, 2009 (unaudited)
Currency Sold and                                          Currency           Currency           Unrealized
Settlement Date                                          Units Sold    Value in U.S.$           Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
British Pound, 4/23/09                                      219,000   $        314,190    $         (6,771)
British Pound, 5/14/09                                       20,000             28,695                 677
Euro 4/23/09                                                350,000            464,909             (20,235)
Euro 4/30/09                                                185,000            245,733              (8,907)
Euro 5/14/09                                                124,000            164,716               3,056
Swiss Franc 4/23/09                                         523,000            459,858             (13,311)
Swiss Franc 5/14/09                                         505,000            444,242               3,850
-----------------------------------------------------------------------------------------------------------
Total                                                                 $      2,122,343    $        (41,641)
-----------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

VVPR Strips       VVPR strip is a coupon which, if presented along with the
                  dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                          $     7,216,693

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Growth and Income Portfolio    $     30,126,263            $     4,956,442                $              --
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Aspen Growth and Income Portfolio                  --                    (41,641)                              --
---------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forwards, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen INTECH Risk-Managed Core Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.4%
Aerospace and Defense - 1.0%
               300  Boeing Co.                                                                                         $      10,674
               500  General Dynamics Corp.                                                                                    20,795
             2,300  Lockheed Martin Corp.                                                                                    158,769
                                                                                                                             190,238
Aerospace and Defense - Equipment - 0.1%
               400  United Technologies Corp.                                                                                 17,192
Agricultural Chemicals - 0.1%
               200  Monsanto Co.                                                                                              16,620
Airlines - 0.5%
            15,100  Southwest Airlines Co.                                                                                    95,583
Apparel Manufacturers - 0.6%
               500  Coach, Inc.*                                                                                               8,350
               900  Polo Ralph Lauren Corp.                                                                                   38,025
             1,100  VF Corp.                                                                                                  62,821
                                                                                                                             109,196
Applications Software - 0.7%
             5,200  Compuware Corp.*                                                                                          34,268
               900  Intuit, Inc.*                                                                                             24,300
             4,300  Microsoft Corp.                                                                                           78,991
                                                                                                                             137,559
Athletic Footwear - 0.6%
             2,300  NIKE, Inc. - Class B                                                                                     107,847
Audio and Video Products - 0%
               500  Harman International Industries, Inc.                                                                      6,765
Automotive - Truck Parts and Equipment - Original - 0.1%
               800  Johnson Controls, Inc.                                                                                     9,600
Beverages - Non-Alcoholic - 2.1%
             4,700  Coca-Cola Co.                                                                                            206,565
               500  Dr. Pepper Snapple Group Inc.*                                                                             8,455
               300  Pepsi Bottling Group, Inc.                                                                                 6,642
             3,300  PepsiCo, Inc.                                                                                            169,884
                                                                                                                             391,546
Beverages - Wine and Spirits - 0.6%
             2,350  Brown-Forman Corp. - Class B                                                                              91,251
             2,400  Constellation Brands, Inc. - Class A*                                                                     28,560
                                                                                                                             119,811
Brewery - 0%
               200  Molson Coors Brewing Co. - Class B                                                                         6,856
Broadcast Services and Programming - 0%
               200  Scripps Networks Interactive - Class A                                                                     4,502
Building - Residential and Commercial - 0.2%
               100  Centex Corp.                                                                                                 750
             1,200  Lennar Corp. - Class A                                                                                     9,012
             1,800  Pulte Homes, Inc.                                                                                         19,674
                                                                                                                              29,436
Cable Television - 1.5%
            17,700  Comcast Corp. - Class A                                                                                  241,428
             1,800  DIRECTV Group, Inc.*                                                                                      41,022
                33  Time Warner Cable, Inc. - Class A*                                                                           818
                                                                                                                             283,268
Chemicals - Diversified - 1.1%
             3,200  E.I. du Pont de Nemours and Co.                                                                           71,456
             3,100  PPG Industries, Inc.                                                                                     114,390
               200  Rohm & Haas Co.                                                                                           15,768
                                                                                                                             201,614
Chemicals - Specialty - 0.1%
               300  Ecolab, Inc.                                                                                              10,419
               300  Sigma-Aldrich Corp.                                                                                       11,337
                                                                                                                              21,756
Coal - 0.3%
               400  CONSOL Energy, Inc.                                                                                       10,096
             2,100  Massey Energy Co.                                                                                         21,252
             1,200  Peabody Energy Corp.                                                                                      30,048
                                                                                                                              61,396
Coatings and Paint Products - 0.2%
               800  Sherwin-Williams Co.                                                                                      41,576
Commercial Banks - 0.6%
             3,900  BB&T Corp.                                                                                                65,988
             1,113  First Horizon National Corp.                                                                              11,954
               500  M&T Bank Corp.                                                                                            22,620
               500  Zions Bancorporation                                                                                       4,915
                                                                                                                             105,477
Commercial Services - 0%
               400  Convergys Corp.*                                                                                           3,232
               200  Iron Mountain, Inc.*                                                                                       4,434
                                                                                                                               7,666
Commercial Services - Finance - 2.0%
             3,500  Automatic Data Processing, Inc.                                                                          123,060
             7,700  H&R Block, Inc.                                                                                          140,063
             2,300  Moody's Corp.                                                                                             52,716
             1,500  Paychex, Inc.                                                                                             38,505
             2,100  Western Union Co.                                                                                         26,397
                                                                                                                             380,741
Computer Services - 0.8%
             1,400  Affiliated Computer Services, Inc. - Class A*                                                             67,046
               200  Cognizant Technology Solutions Corp.*                                                                      4,158
             2,000  Computer Sciences Corp.*                                                                                  73,680
                                                                                                                             144,884
Computers - 4.4%
             1,600  Apple, Inc.*                                                                                             168,192
             3,800  Dell, Inc.*                                                                                               36,024
             8,400  Hewlett-Packard Co.                                                                                      269,304
             3,500  IBM Corp.                                                                                                339,115
                                                                                                                             812,635
Computers - Memory Devices - 0.2%
               500  EMC Corp.                                                                                                  5,700
               500  Network Appliance, Inc.*                                                                                   7,420
             2,000  SanDisk Corp.*                                                                                            25,300
                                                                                                                              38,420
Computers - Peripheral Equipment - 0%
               400  Lexmark International Group, Inc. - Class A*                                                               6,748
Consumer Products - Miscellaneous - 0.3%
               500  Clorox Co.                                                                                                25,740
               500  Kimberly-Clark Corp.                                                                                      23,055
                                                                                                                              48,795
Containers - Metal and Glass - 0.2%
               800  Ball Corp.                                                                                                34,720
               200  Owens-Illinois, Inc.*                                                                                      2,888
                                                                                                                              37,608
Containers - Paper and Plastic - 0.3%
             2,100  Bemis Company, Inc.                                                                                       44,037
               400  Pactiv Corp.*                                                                                              5,836
               200  Sealed Air Corp.                                                                                           2,760
                                                                                                                              52,633
Cosmetics and Toiletries - 2.8%
               300  Avon Products, Inc.                                                                                        5,769
             1,500  Colgate-Palmolive Co.                                                                                     88,470
             1,900  Estee Lauder Companies, Inc. - Class A                                                                    46,835
             8,227  Procter & Gamble Co.                                                                                     387,409
                                                                                                                             528,483
Data Processing and Management - 0.3%
               800  Dun & Bradstreet Corp.                                                                                    61,600
Dental Supplies and Equipment - 0.1%
               800  Dentsply International, Inc.                                                                              21,480
Dialysis Centers - 0.4%
             1,600  Davita, Inc.*                                                                                             70,320
Distribution/Wholesale - 1.0%
             2,600  Fastenal Co.                                                                                              83,603
               900  Genuine Parts Co.                                                                                         26,874
             1,200  W.W. Grainger, Inc.                                                                                       84,216
                                                                                                                             194,693
Diversified Operations - 5.5%
             1,100  3M Co.                                                                                                    54,692
             1,900  Cooper Industries, Ltd. - Class A                                                                         49,134
             4,100  Dover Corp.                                                                                              108,158
            62,200  General Electric Co.                                                                                     628,842
               300  Honeywell International, Inc.                                                                              8,358
             1,500  Illinois Tool Works, Inc.                                                                                 46,275
               723  Ingersoll-Rand Co. - Class A                                                                               9,977
             1,200  ITT Corp.                                                                                                 46,164
             1,900  Leggett & Platt, Inc.                                                                                     24,681
             2,400  Leucadia National Corp.*                                                                                  35,736
                                                                                                                           1,012,017
E-Commerce/Products - 0.3%
               800  Amazon.com, Inc.*                                                                                         58,752
Electric - Integrated - 2.5%
               800  Ameren Corp.                                                                                              18,552
             1,100  Consolidated Edison, Inc.                                                                                 43,571
             1,100  DTE Energy Co.                                                                                            30,470
               700  Entergy Corp.                                                                                             47,663
               900  FirstEnergy Corp.                                                                                         34,740
               500  FPL Group, Inc.                                                                                           25,365
               700  Integrys Energy Group, Inc.                                                                               18,228
               600  Northeast Utilities Co.                                                                                   12,954
             1,400  PG&E Corp.                                                                                                53,508
               600  Pinnacle West Capital Corp.                                                                               15,936
             2,500  PPL Corp.                                                                                                 71,775
               600  Progress Energy, Inc.                                                                                     21,756
               900  Public Service Enterprise Group, Inc.                                                                     26,523
               200  SCANA Corp.                                                                                                6,178
               600  Southern Co.                                                                                              18,372
             2,000  TECO Energy, Inc.                                                                                         22,300
                                                                                                                             467,891
Electric Products - Miscellaneous - 0.2%
             2,200  Molex, Inc.                                                                                               30,228
Electronic Components - Miscellaneous - 0.2%
             4,700  Jabil Circuit, Inc.                                                                                       26,132
               500  Tyco Electronics, Ltd.                                                                                     5,520
                                                                                                                              31,652
Electronic Components - Semiconductors - 2.1%
             5,300  Altera Corp.                                                                                              93,015
             2,800  Broadcom Corp. - Class A*                                                                                 55,944
             4,200  Intel Corp.                                                                                               63,210
             1,900  Microchip Technology, Inc.                                                                                40,261
             4,000  National Semiconductor Corp.                                                                              41,080
             1,100  NVIDIA Corp.*                                                                                             10,846
               300  QLogic Corp.*                                                                                              3,336
             4,000  Xilinx, Inc.                                                                                              76,640
                                                                                                                             384,332
Electronic Connectors - 0%
               200  Amphenol Corp. - Class A                                                                                   5,698
Electronic Forms - 0.1%
             1,000  Adobe Systems, Inc.*                                                                                      21,390
Electronic Measuring Instruments - 0%
               300  Agilent Technologies, Inc.*                                                                                4,611
               200  FLIR Systems, Inc.*                                                                                        4,096
                                                                                                                               8,707
Engineering - Research and Development Services - 0.3%
             1,600  Fluor Corp.                                                                                               55,280
Engines - Internal Combustion - 0.4%
             2,800  Cummins, Inc.                                                                                             71,260
Enterprise Software/Services - 1.1%
            11,676  Oracle Corp.                                                                                             210,985
Fiduciary Banks - 0.2%
               400  Northern Trust Corp.                                                                                      23,928
               600  State Street Corp.                                                                                        18,468
                                                                                                                              42,396
Filtration and Separations Products - 0%
               200  Pall Corp.                                                                                                 4,086
Finance - Consumer Loans - 0.1%
             5,200  SLM Corp.*                                                                                                25,740
Finance - Credit Card - 0.2%
             5,700  Discover Financial Services                                                                               35,967
Finance - Investment Bankers/Brokers - 1.3%
             1,300  Charles Schwab Corp.                                                                                      20,150
             5,100  Citigroup, Inc.                                                                                           12,903
               300  Goldman Sachs Group, Inc.                                                                                 31,806
             4,930  JP Morgan Chase & Co.                                                                                    131,039
             1,900  Morgan Stanley Co.                                                                                        43,263
                                                                                                                             239,161
Financial Guarantee Insurance - 0%
             1,200  MBIA, Inc.*                                                                                                5,496
Food - Confectionery - 0.9%
             2,700  Hershey Foods Corp.                                                                                       93,825
             2,100  J.M. Smucker Co.                                                                                          78,267
                                                                                                                             172,092
Food - Dairy Products - 0%
               500  Dean Foods Co.*                                                                                            9,040
Food - Meat Products - 0.2%
               200  Hormel Foods Corp.                                                                                         6,342
             3,600  Tyson Foods, Inc. - Class A                                                                               33,804
                                                                                                                              40,146
Food - Miscellaneous/Diversified - 3.7%
             2,900  Campbell Soup Co.                                                                                         79,344
             3,400  General Mills, Inc.                                                                                      169,592
             4,800  H.J. Heinz Co.                                                                                           158,688
             3,800  Kellogg Co.                                                                                              139,194
             4,400  Kraft Foods, Inc. - Class A                                                                               98,076
               600  McCormick & Company, Inc.                                                                                 17,742
             3,100  Sara Lee Corp.                                                                                            25,048
                                                                                                                             687,684
Food - Retail - 1.1%
             9,500  Kroger Co.                                                                                               201,590
Food - Wholesale/Distribution - 0.2%
             2,000  Sysco Corp.                                                                                               45,600
Forestry - 0%
               200  Plum Creek Timber Company, Inc.                                                                            5,814
Gas - Distribution - 0.2%
               900  Nicor, Inc.                                                                                               29,907
Hazardous Waste Disposal - 0.1%
               200  Stericycle, Inc.*                                                                                          9,546
Human Resources - 0.1%
               600  Robert Half International, Inc.                                                                           10,698
Industrial Gases - 0.1%
               200  Praxair, Inc.                                                                                             13,458
Instruments - Scientific - 0.3%
               900  PerkinElmer, Inc.                                                                                         11,493
             1,200  Thermo Fisher Scientific, Inc.                                                                            42,804
                                                                                                                              54,297
Insurance Brokers - 0.5%
             4,800  Marsh & McLennan Companies, Inc.                                                                          97,200
Internet Security - 0.4%
               100  McAfee, Inc.*                                                                                              3,350
             5,100  Symantec Corp.*                                                                                           76,194
                                                                                                                              79,544
Investment Management and Advisory Services - 0.2%
               200  Franklin Resources, Inc.                                                                                  10,774
               800  T. Rowe Price Group, Inc.                                                                                 23,088
                                                                                                                              33,862
Life and Health Insurance - 0.5%
               400  AFLAC, Inc.                                                                                                7,744
             3,900  Lincoln National Corp.                                                                                    26,091
               400  Principal Financial Group, Inc.                                                                            3,272
             1,500  Prudential Financial, Inc.                                                                                28,530
               200  Torchmark Corp.                                                                                            5,246
             1,300  UnumProvident Corp.                                                                                       16,250
                                                                                                                              87,133
Linen Supply and Related Items - 0%
               200  Cintas Corp.                                                                                               4,944
Machinery - Construction and Mining - 0.8%
             5,100  Caterpillar, Inc.                                                                                        142,596
Machinery - Pumps - 0.1%
               200  Flowserve Corp.                                                                                           11,224
Medical - Biomedical and Genetic - 1.6%
             2,900  Amgen, Inc.                                                                                              143,608
             2,100  Celgene Corp.*                                                                                            93,240
               100  Genzyme Corp.*                                                                                             5,939
             1,200  Gilead Sciences, Inc.*                                                                                    55,584
                                                                                                                             298,371
Medical - Drugs - 4.5%
             4,100  Abbott Laboratories                                                                                      195,570
             7,900  Bristol-Myers Squibb Co.                                                                                 173,168
               600  Cephalon, Inc.*                                                                                           40,860
               300  Eli Lilly and Co.                                                                                         10,023
             6,300  King Pharmaceuticals, Inc.*                                                                               44,541
             4,900  Merck & Company, Inc.                                                                                    131,075
             6,400  Pfizer, Inc.                                                                                              87,168
             3,400  Schering-Plough Corp.                                                                                     80,070
             1,700  Wyeth                                                                                                     73,168
                                                                                                                             835,643
Medical - Generic Drugs - 0.1%
               700  Mylan Laboratories, Inc.*                                                                                  9,387
               100  Watson Pharmaceuticals, Inc.*                                                                              3,111
                                                                                                                              12,498
Medical - HMO - 0.2%
               400  CIGNA Corp.                                                                                                7,036
               300  Humana, Inc.                                                                                               7,824
               500  WellPoint, Inc.*                                                                                          18,985
                                                                                                                              33,845
Medical - Wholesale Drug Distributors - 0.1%
               300  Cardinal Health, Inc.                                                                                      9,444
Medical Information Systems - 0.2%
             3,400  IMS Health, Inc.                                                                                          42,398
Medical Instruments - 0.2%
             2,200  Boston Scientific Corp.*                                                                                  17,490
               800  Medtronic, Inc.                                                                                           23,576
               100  St. Jude Medical, Inc.                                                                                     3,633
                                                                                                                              44,699
Medical Labs and Testing Services - 0.7%
             2,600  Quest Diagnostics, Inc.                                                                                  123,448
Medical Products - 4.1%
             3,400  Baxter International, Inc.                                                                               174,148
             2,900  Covidien, Ltd.                                                                                            96,396
             8,100  Johnson & Johnson                                                                                        426,060
             1,000  Stryker Corp.                                                                                             34,040
               900  Varian Medical Systems, Inc.*                                                                             27,396
                                                                                                                             758,040
Metal - Aluminum - 0%
               200  Alcoa, Inc.                                                                                                1,468
Metal - Copper - 0%
               100  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                             3,811
Motorcycle and Motor Scooter Manufacturing - 0.1%
               800  Harley-Davidson, Inc.                                                                                     10,712
Multi-Line Insurance - 1.2%
               100  Allstate Corp.                                                                                             1,915
               800  Assurant, Inc.                                                                                            17,424
             4,000  Hartford Financial Services Group, Inc.                                                                   31,400
             6,900  Loews Corp.                                                                                              152,490
             1,000  MetLife, Inc.                                                                                             22,770
                                                                                                                             225,999
Multimedia - 0.8%
             1,700  McGraw-Hill Companies, Inc.                                                                               38,879
               133  Time Warner, Inc.                                                                                          2,567
             5,500  Walt Disney Co.                                                                                           99,880
                                                                                                                             141,326
Networking Products - 1.1%
            12,500  Cisco Systems, Inc.*                                                                                     209,625
Non-Hazardous Waste Disposal - 1.2%
             2,105  Republic Services, Inc.                                                                                   36,101
             7,000  Waste Management, Inc.                                                                                   179,200
                                                                                                                             215,301
Office Automation and Equipment - 0.1%
               900  Pitney Bowes, Inc.                                                                                        21,015
Oil - Field Services - 1.6%
             1,600  Baker Hughes, Inc.                                                                                        45,680
             2,500  BJ Services Co.                                                                                           24,875
             2,500  Halliburton Co.                                                                                           38,675
             3,600  Schlumberger, Ltd. (U.S. Shares)                                                                         146,232
             1,800  Smith International, Inc.                                                                                 38,664
                                                                                                                             294,126
Oil and Gas Drilling - 0.4%
               200  Diamond Offshore Drilling, Inc.                                                                           12,572
             1,200  ENSCO International, Inc.                                                                                 31,680
             3,200  Nabors Industries, Ltd.*                                                                                  31,968
               100  Noble Corp.                                                                                                2,409
                                                                                                                              78,629
Oil Companies - Exploration and Production - 1.4%
               200  Anadarko Petroleum Corp.                                                                                   7,778
               200  Apache Corp.                                                                                              12,818
               300  Cabot Oil & Gas Corp.                                                                                      7,071
             1,800  Chesapeake Energy Corp.                                                                                   30,708
               500  Devon Energy Corp.                                                                                        22,345
               200  EOG Resources, Inc.                                                                                       10,952
             1,700  Occidental Petroleum Corp.                                                                                94,605
             2,400  Pioneer Natural Resources Co.                                                                             39,528
             1,300  Southwestern Energy Co.*                                                                                  38,597
               100  XTO Energy, Inc.                                                                                           3,062
                                                                                                                             267,464
Oil Companies - Integrated - 8.6%
             5,665  Chevron Corp.                                                                                            380,915
             4,700  ConocoPhillips                                                                                           184,052
            14,500  Exxon Mobil Corp.                                                                                        987,450
               200  Hess Corp.                                                                                                10,840
               740  Marathon Oil Corp.                                                                                        19,455
                                                                                                                           1,582,712
Oil Field Machinery and Equipment - 0.3%
               200  Cameron International Corp.*                                                                               4,386
             1,800  National-Oilwell Varco, Inc.*                                                                             51,678
                                                                                                                              56,064
Oil Refining and Marketing - 0%
               300  Tesoro Corp.                                                                                               4,041
Pharmacy Services - 0.8%
               600  Express Scripts, Inc. - Class A*                                                                          27,702
             3,134  Medco Health Solutions, Inc.*                                                                            129,560
                                                                                                                             157,262
Pipelines - 0.3%
               700  El Paso Corp.                                                                                              4,375
             4,100  Spectra Energy Corp.                                                                                      57,974
                                                                                                                              62,349
Property and Casualty Insurance - 0.3%
               300  Chubb Corp.                                                                                               12,696
             3,100  Progressive Corp.*                                                                                        41,664
                                                                                                                              54,360
Quarrying - 0.3%
             1,300  Vulcan Materials Co.                                                                                      57,577
REIT - Apartments - 0.3%
               872  Apartment Investment & Management Co. - Class A                                                            4,779
               203  Avalonbay Communities, Inc.                                                                                9,553
             2,500  Equity Residential                                                                                        45,875
                                                                                                                              60,207
REIT - Diversified - 0.1%
               401  Vornado Realty Trust                                                                                      13,329
REIT - Health Care - 0.2%
             1,600  HCP, Inc.                                                                                                 28,560
               100  Heath Care REIT, Inc.                                                                                      3,059
               400  Ventas, Inc.                                                                                               9,044
                                                                                                                              40,663
REIT - Office Property - 0.1%
               300  Boston Properties, Inc.                                                                                   10,509
REIT - Regional Malls - 0.1%
               311  Simon Property Group, Inc.                                                                                10,773
REIT - Shopping Centers - 0%
               300  Kimco Realty Corp.                                                                                         2,286
REIT - Storage - 0.3%
               900  Public Storage                                                                                            49,725
REIT - Warehouse/Industrial - 0.1%
             4,200  ProLogis                                                                                                  27,300
Retail - Apparel and Shoe - 0.2%
             4,900  Limited, Inc.                                                                                             42,630
Retail - Auto Parts - 0.1%
               100  AutoZone, Inc.*                                                                                           16,262
Retail - Bedding - 0%
               300  Bed Bath & Beyond, Inc.*                                                                                   7,425
Retail - Building Products - 0.6%
             2,700  Home Depot, Inc.                                                                                          63,612
             2,800  Lowe's Companies, Inc.                                                                                    51,100
                                                                                                                             114,712
Retail - Consumer Electronics - 0.1%
             3,000  RadioShack Corp.                                                                                          25,710
Retail - Discount - 2.4%
               700  Big Lots, Inc.*                                                                                           14,546
               100  Costco Wholesale Corp.                                                                                     4,632
             1,700  Family Dollar Stores, Inc.                                                                                56,729
               100  Target Corp.                                                                                               3,439
             7,000  Wal-Mart Stores, Inc.                                                                                    364,700
                                                                                                                             444,046
Retail - Drug Store - 0.4%
             1,802  CVS/Caremark Corp.                                                                                        49,537
             1,100  Walgreen Co.                                                                                              28,556
                                                                                                                              78,093
Retail - Jewelry - 0%
               300  Tiffany & Co.                                                                                              6,468
Retail - Major Department Stores - 0.3%
               700  J.C. Penney Company, Inc.                                                                                 14,049
               300  Sears Holdings Corp.*                                                                                     13,713
               800  TJX Companies, Inc.                                                                                       20,512
                                                                                                                              48,274
Retail - Office Supplies - 0.2%
             2,300  Staples, Inc.                                                                                             41,653
Retail - Regional Department Stores - 0.6%
             2,500  Kohl's Corp.*                                                                                            105,800
Retail - Restaurants - 1.5%
             1,600  Darden Restaurants, Inc.                                                                                  54,816
             3,900  McDonald's Corp.                                                                                         212,823
             1,100  Starbucks Corp.*                                                                                          12,221
                                                                                                                             279,860
Savings/Loan/Thrifts - 0.4%
             5,800  Hudson City Bancorp, Inc.                                                                                 67,802
               300  People's United Financial, Inc.                                                                            5,391
                                                                                                                              73,193
Schools - 0.1%
               200  Apollo Group, Inc. - Class A*                                                                             15,666
Semiconductor Components/Integrated Circuits - 0.7%
             2,400  Analog Devices, Inc.                                                                                      46,248
             4,000  Linear Technology Corp.                                                                                   91,920
                                                                                                                             138,168
Steel - Producers - 0.1%
             1,400  AK Steel Holding Corp.                                                                                     9,968
               300  United States Steel Corp.                                                                                  6,339
                                                                                                                              16,307
Super-Regional Banks - 2.1%
            18,380  Bank of America Corp.                                                                                    125,352
             2,700  Capital One Financial Corp.                                                                               33,048
               200  Comerica, Inc.                                                                                             3,662
               100  KeyCorp                                                                                                      787
             1,600  PNC Bank Corp.                                                                                            46,864
             2,800  U.S. Bancorp                                                                                              40,908
            10,037  Wells Fargo & Co.                                                                                        142,926
                                                                                                                             393,547
Telecommunication Services - 0.3%
             1,700  Embarq Corp.                                                                                              64,345
Telephone - Integrated - 4.4%
            23,772  AT&T, Inc.                                                                                               599,054
             1,900  CenturyTel, Inc.                                                                                          53,428
             7,200  Citizens Communications Co.                                                                               51,696
             3,400  Verizon Communications, Inc.                                                                             102,680
             1,200  Windstream Corp.                                                                                           9,672
                                                                                                                             816,530
Tobacco - 0.4%
             1,900  Philip Morris International, Inc.                                                                         67,602
Tools - Hand Held - 0.2%
               400  Black & Decker Corp.                                                                                      12,624
             1,000  Snap-On, Inc.                                                                                             25,100
               300  Stanley Works                                                                                              8,736
                                                                                                                              46,460
Toys - 0.4%
             2,600  Hasbro, Inc.                                                                                              65,182
               500  Mattel, Inc.                                                                                               5,765
                                                                                                                              70,947
Transportation - Railroad - 3.8%
             2,900  Burlington Northern Santa Fe Corp.                                                                       174,435
             6,700  CSX Corp.                                                                                                173,195
             6,100  Norfolk Southern Corp.                                                                                   205,875
             4,000  Union Pacific Corp.                                                                                      164,440
                                                                                                                             717,945
Transportation - Services - 0.4%
               700  C.H. Robinson Worldwide, Inc.                                                                             31,927
               300  FedEx Corp.                                                                                               13,347
             1,300  Ryder System, Inc.                                                                                        36,803
                                                                                                                              82,077
Web Portals/Internet Service Providers - 0.2%
               100  Google, Inc. - Class A*                                                                                   34,806
Wireless Equipment - 1.0%
             1,300  Motorola, Inc.                                                                                             5,499
             4,600  QUALCOMM, Inc.                                                                                           178,986
                                                                                                                             184,485
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $22,648,902)                                                                                     18,561,987
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.6%
           111,000  Janus Cash Liquidity Fund LLC, 0% (cost $111,000)                                                        111,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $22,759,902) - 100%                                                                      $  18,672,987
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Bermuda                                    $      192,995                   1.0%
Netherlands Antilles                              146,232                   0.8%
Switzerland                                         2,409                   0.0%
United States++                                18,331,351                  98.2%
--------------------------------------------------------------------------------
Total                                      $   18,672,987                 100.0%

++Includes Short-Term Securities (97.6% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen INTECH Risk-Managed Core
Portfolio                                  $     18,561,987            $       111,000                $           --
---------------------------------------------------------------------------------------------------------------------------

Janus Aspen International Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.3%
Aerospace and Defense - 0.6%
           642,805  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                               $   8,530,022
Agricultural Chemicals - 3.2%
           504,848  Potash Corporation of Saskatchewan, Inc.                                                              40,832,410
            34,470  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 2,785,521
                                                                                                                          43,617,931
Agricultural Operations - 2.3%
        44,934,847  Chaoda Modern Agriculture Holdings, Ltd.                                                              26,843,562
         6,624,025  China Green Holdings, Ltd.                                                                             3,905,836
                                                                                                                          30,749,398
Airlines - 1.0%
         1,456,200  Continental Airlines, Inc. - Class B*                                                                 12,829,122
Apparel Manufacturers - 3.0%
         7,820,800  Esprit Holdings, Ltd.                                                                                 39,858,794
Building - Residential and Commercial - 0.9%
         1,573,740  Brascan Residential Properties S.A.                                                                    1,323,326
           659,075  Gafisa S.A.                                                                                            3,311,006
         1,210,300  MRV Engenharia e Participacoes S.A.*                                                                   7,176,208
                                                                                                                          11,810,540
Casino Hotels - 2.4%
         4,065,334  Crown, Ltd.                                                                                           17,943,941
         4,443,005  Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                          14,573,056
                                                                                                                          32,516,997
Commercial Banks - 1.8%
         7,815,169  Anglo Irish Bank Corporation PLC**,(0)                                                                         0
           716,965  Banca Generali S.P.A.**                                                                                2,226,259
         8,216,400  Banco de Oro                                                                                           4,336,504
           166,780  Banco de Oro-EPCI, Inc. (GDR)                                                                          1,760,113
           238,222  Julius Baer Holding, Ltd.                                                                              5,861,865
         1,228,014  Punjab National Bank, Ltd.                                                                             9,961,876
                                                                                                                          24,146,617
Computers - 3.6%
         1,116,055  Research In Motion, Ltd. (U.S. Shares)*                                                               48,068,489
Computers - Other - 0.1%
        62,581,453  A-Max Holdings, Ltd.                                                                                   1,332,311
Dental Supplies and Equipment - 0.2%
           263,828  Osstem Implant Company, Ltd.*                                                                          2,441,969
Diagnostic Kits - 0.2%
        15,198,335  Trinity, Ltd. (8),+++                                                                                  2,961,071
Distribution/Wholesale - 8.0%
        45,338,970  Li & Fung, Ltd.                                                                                      106,467,957
Diversified Operations - 1.3%
         1,324,985  Max India, Ltd.*                                                                                       2,565,330
        22,233,465  Melco International Development, Ltd.                                                                  6,856,160
           232,216  Orascom Development Holdings*                                                                          7,122,189
        33,571,753  Polytec Asset Holdings, Ltd.                                                                           1,494,407
                                                                                                                          18,038,086
Electric - Distribution - 0.3%
           865,055  Equatorial Energia S.A.                                                                                4,304,758
Electronic Components - Semiconductors - 2.8%
        25,144,371  ARM Holdings PLC                                                                                      36,973,833
Electronic Connectors - 3.1%
           429,100  Hirose Electric Company, Ltd.                                                                         41,015,318
Finance - Investment Bankers/Brokers - 2.8%
         1,644,655  Morgan Stanley Co.                                                                                    37,448,794
Finance - Mortgage Loan Banker - 0.4%
           213,827  Housing Development Finance Corporation, Ltd.                                                          5,953,598
Finance - Other Services - 0.6%
         3,385,643  IG Group Holdings PLC                                                                                  8,511,949
Food - Catering - 0.2%
         5,684,000  FU JI Food & Catering Services                                                                         2,508,165
Gambling - Non-Hotel - 0.1%
           360,800  Great Canadian Gaming Corp.*                                                                             749,937
Hotels and Motels - 1.4%
         4,032,700  Kingdom Hotel Investments (GDR)                                                                        9,678,480
         8,594,000  Shangri-La Asia, Ltd.                                                                                  9,757,845
                                                                                                                          19,436,325
Insurance Brokers - 0.1%
           429,254  Eurodekania, Ltd. - Private Placement (U.S. Shares)(8),+++                                             1,710,652
Investment Companies - 0.8%
         2,460,276  SM Investments Corp.                                                                                  10,133,394
Investment Management and Advisory Services - 0.3%
         2,201,205  Bluebay Asset Management                                                                               3,931,513
Medical - Drugs - 1.1%
           110,672  Roche Holding A.G.                                                                                    15,191,991
Oil Companies - Exploration and Production - 2.3%
           675,381  Niko Resources, Ltd.                                                                                  31,440,981
Oil Companies - Integrated - 7.9%
           658,915  Hess Corp.                                                                                            35,713,193
         2,280,235  Petroleo Brasileiro S.A. (ADR)                                                                        69,478,761
                                                                                                                         105,191,953
Oil Field Machinery and Equipment - 0.6%
         1,354,596  Wellstream Holdings PLC                                                                                8,395,052
Oil Refining and Marketing - 5.7%
         2,544,192  Reliance Industries, Ltd.                                                                             76,483,769
Power Converters and Power Supply Equipment - 3.0%
           651,070  SunPower Corp. - Class A*                                                                             15,482,445
         2,073,940  Suntech Power Holdings Co., Ltd. (ADR)*                                                               24,244,358
                                                                                                                          39,726,803
Property and Casualty Insurance - 1.6%
         3,122,857  Reliance Capital, Ltd.                                                                                21,762,102
Real Estate Management/Services - 3.9%
           362,600  Daito Trust Construction Company, Ltd.                                                                12,090,330
         3,670,000  Mitsubishi Estate Company, Ltd.                                                                       40,864,303
                                                                                                                          52,954,633
Real Estate Operating/Development - 14.2%
        42,731,286  Ayala Land, Inc.                                                                                       5,041,257
        27,650,505  CapitaLand, Ltd.                                                                                      42,368,589
        44,672,000  China Overseas Land & Investment, Ltd.                                                                70,088,191
         5,741,410  Cyrela Brazil Realty S.A.                                                                             22,727,962
           970,360  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes*                                     3,201,058
        16,365,000  Hang Lung Properties, Ltd.                                                                            38,429,371
           560,905  PDG Realty S.A. Empreendimentos e Participacoes                                                        3,129,845
           518,950  Rodobens Negocios Imobiliarios S.A.                                                                    2,193,062
         1,472,021  Rossi Residencial S.A.*                                                                                2,348,632
                                                                                                                         189,527,967
Retail - Consumer Electronics - 3.0%
         1,044,840  Yamada Denki Company, Ltd.                                                                            40,750,555
Retail - Major Department Stores - 0.4%
         2,688,999  Arcandor A.G.*,**                                                                                      6,001,034
Semiconductor Equipment - 3.2%
         2,422,376  ASML Holding N.V.**                                                                                   42,958,487
Sugar - 1.8%
         2,202,743  Bajaj Hindusthan, Ltd.                                                                                 2,082,443
           426,300  Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                      402,896
         4,484,380  Balrampur Chini Mills, Ltd.                                                                            4,668,282
         3,032,876  Cosan Limited - Class A*                                                                               7,430,547
         1,570,503  Cosan S.A. Industria e Comercio*                                                                       6,528,525
         1,888,690  Shree Renuka Sugars, Ltd.                                                                              3,396,067
                                                                                                                          24,508,760
Telecommunication Equipment - Fiber Optics - 1.6%
         1,646,810  Corning, Inc.                                                                                         21,853,169
Telecommunication Services - 2.7%
         1,237,231  Amdocs, Ltd. (U.S. Shares)*                                                                           22,913,519
         3,915,909  Reliance Communications, Ltd.                                                                         13,499,540
                                                                                                                          36,413,059
Warehousing and Harbor Transport Services - 0.1%
         3,332,466  DP World, Ltd. (U.S. Shares)                                                                             799,792
Wireless Equipment - 1.7%
         2,761,598  Telefonaktiebolaget L.M. Ericsson - Class B                                                           22,688,120
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,882,482,920)                                                                               1,292,695,768
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.7%
Investment Companies - 0.7%
           915,150  Bradespar S.A. (cost $3,266,103)                                                                       8,934,453
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.0%
        33,306,000  Janus Cash Liquidity Fund LLC, 0%                                                                     33,306,000
         7,446,005  Janus Institutional Money Market Fund - Institutional Shares, 0.56%                                    7,446,005
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $40,752,005)                                                                                    40,752,005

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,926,501,028) - 100%                                                                  $1,342,382,226
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                  $   17,943,941                   1.3%
Bermuda                                       168,753,289                  12.6%
Brazil                                        143,187,618                  10.7%
Canada                                        123,877,339                   9.2%
Cayman Islands                                 79,342,029                   5.9%
Germany                                         6,001,034                   0.5%
Guernsey                                       22,913,518                   1.7%
Hong Kong                                     118,334,794                   8.8%
India                                         140,775,904                  10.5%
Ireland                                                 0                   0.0%
Italy                                           2,226,259                   0.1%
Japan                                         134,720,505                  10.0%
Netherlands                                    42,958,487                   3.2%
Philippines                                    21,271,268                   1.6%
Singapore                                      42,368,589                   3.2%
South Korea                                     2,441,969                   0.2%
Sweden                                         22,688,120                   1.7%
Switzerland                                    28,176,044                   2.1%
United Arab Emirates                              799,792                   0.1%
United Kingdom                                 59,522,999                   4.4%
United States++                               164,078,728                  12.2%
--------------------------------------------------------------------------------
Total                                      $1,342,382,226                 100.0%

++Includes Short-Term Securities (9.2 % excluding Short-Term Securities)

Forward Currency Contracts, Open
as of March 31, 2009 (unaudited)
Currency Sold and                                          Currency           Currency           Unrealized
Settlement Date                                          Units Sold    Value in U.S. $          Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
Euro 4/23/09                                              2,500,000   $      3,320,781    $          5,157
Euro 4/30/09                                              8,700,000         11,556,087            (418,869)
Euro 5/14/09                                              8,800,000         11,689,527             216,873
-----------------------------------------------------------------------------------------------------------
Total                                                                 $     26,566,395    $       (196,839)



Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

(0) On January 23, 2009 Anglo Irish Bank Corporation PLC was acquired by the Republic of Ireland. The Portfolio's investment in this issuer, as reflected in the Schedule of Investments, exposes investors to the negative (or positive) performance resulting from this and other events.

Effective May 1, 2009, Janus Aspen International Growth Portfolio will change its name to "Janus Aspen Overseas Portfolio".

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                       $    51,185,780

^ Schedule of Fair Valued Securities (as of March 31, 2009)

                                                                                       Value as a % of
                                                                   Value            Investment Securities
---------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
Eurodekania, Ltd. - Private Placement (U.S. Shares)+++      $          1,710,652                     0.1%
Trinity, Ltd.                                                          2,961,071                     0.2%
---------------------------------------------------------------------------------------------------------
                                                            $          4,671,723                     0.3%
---------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

+++ Schedule of Restricted and Illiquid Securities (as of March 31, 2009)

                                                                                                        Value as a %
                                                     Acquisition      Acquisition                       of Investment
                                                        Date              Cost           Value           Securities
---------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
Eurodekania, Ltd. - Private Placement (U.S.
Shares)(8)                                                 3/8/07   $    5,628,245   $    1,710,652              0.1%
Trinity, Ltd.(8)                                         11/14/07        6,995,780        2,961,071              0.2%
---------------------------------------------------------------------------------------------------------------------
                                                                    $   12,624,025   $    4,671,723              0.3%
---------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen International Growth Portfolio $  1,159,356,358            $   178,354,145                $      4,671,723
Other Financial Instruments(a):
Janus Aspen International Growth Portfolio               --                   (196,839)                             --
---------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forwards, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date

Level 3 Valuation Reconciliation of assets as of the fiscal period ended March 31, 2009

                              Balance                                      Change in                     Transfers
                              as of          Accrued                       unrealized     Net            in and/or      Balance
                              December       discounts/     Realized       appreciation/  purchases/     out of         as of March
                              31, 2008       premiums       gain/(loss)    (depreciation) (sales)        Level 3        31, 2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in
Securities:
Janus Aspen
International
Growth Portfolio              $  4,751,075   $         --   $         --   $    (79,352)  $         --   $         --   $  4,671,723

Janus Aspen Large Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.4%
Aerospace and Defense - 1.5%
           165,015  Lockheed Martin Corp.                                                                              $  11,390,985
           233,040  Northrop Grumman Corp.                                                                                10,169,866
                                                                                                                          21,560,851
Agricultural Chemicals - 0.8%
            85,010  Monsanto Co.                                                                                           7,064,331
            25,708  Syngenta A.G.                                                                                          5,182,718
                                                                                                                          12,247,049
Applications Software - 1.5%
           309,500  Citrix Systems, Inc.*                                                                                  7,007,080
           797,615  Microsoft Corp.                                                                                       14,652,188
                                                                                                                          21,659,268
Athletic Footwear - 0.5%
           209,835  Adidas - Salomon A.G.**                                                                                6,985,301
Brewery - 5.9%
         2,113,456  Anheuser-Busch InBev N.V. - VVPR Strips*,**                                                                8,422
         3,154,677  InBev N.V.**                                                                                          86,934,968
                                                                                                                          86,943,390
Cable Television - 0.3%
           185,780  DIRECTV Group, Inc.*                                                                                   4,233,926
Casino Hotels - 0.5%
         1,117,497  Crown, Ltd.**                                                                                          4,932,509
           133,050  Wynn Resorts, Ltd.*                                                                                    2,657,009
                                                                                                                           7,589,518
Chemicals - Diversified - 0.8%
           245,928  Bayer A.G.**                                                                                          11,956,807
Commercial Services - Finance - 0.6%
           148,012  Automatic Data Processing, Inc.                                                                        5,204,101
           339,750  Western Union Co.                                                                                      4,270,658
                                                                                                                           9,474,759
Computers - 6.3%
           465,284  Apple, Inc.**                                                                                         48,910,655
           362,990  Hewlett-Packard Co.                                                                                   11,637,459
           277,065  IBM Corp.                                                                                             26,844,828
           119,686  Research In Motion, Ltd. (U.S. Shares)*,**                                                             5,154,876
                                                                                                                          92,547,818
Consumer Products - Miscellaneous - 0.6%
           206,645  Kimberly-Clark Corp.                                                                                   9,528,401
Cosmetics and Toiletries - 1.4%
           349,490  Colgate-Palmolive Co.                                                                                 20,612,920
Diversified Operations - 2.4%
           375,785  Danaher Corp.                                                                                         20,375,063
           232,105  Illinois Tool Works, Inc.                                                                              7,160,439
            67,873  Siemens A.G.**                                                                                         3,898,602
           227,695  Tyco International, Ltd.                                                                               4,453,714
                                                                                                                          35,887,818
E-Commerce/Services - 0.8%
           925,920  eBay, Inc.*                                                                                           11,629,555
Electric - Generation - 0.5%
         1,188,590  AES Corp.                                                                                              6,905,708
Electric Products - Miscellaneous - 0.3%
           168,410  Emerson Electric Co.                                                                                   4,813,158
Electronic Components - Semiconductors - 1.0%
           241,870  Microchip Technology, Inc.                                                                             5,125,225
           592,606  Texas Instruments, Inc.                                                                                9,783,925
                                                                                                                          14,909,150
Electronic Connectors - 0.9%
           447,645  Amphenol Corp. - A Shares                                                                             12,753,406
Electronic Measuring Instruments - 0.3%
            24,865  Keyence Corp.**                                                                                        4,647,898
Energy - Alternate Sources - 0.4%
           764,920  EDP Renovaveis S.A.*,**                                                                                6,248,081
Enterprise Software/Services - 2.7%
         2,191,775  Oracle Corp.                                                                                          39,605,374
Finance - Investment Bankers/Brokers - 3.0%
           259,000  Goldman Sachs Group, Inc.                                                                             27,459,180
           641,265  JP Morgan Chase & Co.                                                                                 17,044,824
                                                                                                                          44,504,004
Food - Miscellaneous/Diversified - 1.3%
           417,671  Nestle S.A.                                                                                           14,124,246
           306,890  Unilever PLC**                                                                                         5,802,672
                                                                                                                          19,926,918
Food - Retail - 1.4%
         4,360,579  Tesco PLC**                                                                                           20,856,412
Forestry - 0.5%
           288,590  Weyerhaeuser Co.                                                                                       7,956,426
Independent Power Producer - 0.9%
           783,703  NRG Energy, Inc.*                                                                                     13,793,173
Industrial Gases - 1.4%
           306,415  Praxair, Inc.                                                                                         20,618,665
Internet Security - 0.7%
           733,515  Symantec Corp.*                                                                                       10,958,714
Investment Management and Advisory Services - 0.8%
           418,540  T. Rowe Price Group, Inc.                                                                             12,079,064
Medical - Biomedical and Genetic - 3.4%
           551,076  Celgene Corp.*                                                                                        24,467,774
           571,815  Gilead Sciences, Inc.*                                                                                26,486,471
                                                                                                                          50,954,245
Medical - Drugs - 2.5%
           194,848  Roche Holding A.G.                                                                                    26,746,865
           227,860  Wyeth                                                                                                  9,807,094
                                                                                                                          36,553,959
Medical - HMO - 2.7%
         1,893,415  UnitedHealth Group, Inc.                                                                              39,629,176
Medical Products - 2.5%
           356,620  Baxter International, Inc.                                                                            18,266,076
           570,830  Covidien, Ltd.                                                                                        18,974,390
                                                                                                                          37,240,466
Metal Processors and Fabricators - 0.9%
           229,070  Precision Castparts Corp.                                                                             13,721,293
Multi-Line Insurance - 0.8%
           304,955  ACE, Ltd. (U.S. Shares)                                                                               12,320,182
Multimedia - 0.9%
           476,365  Liberty Media Corp. - Entertainment - A Shares*                                                        9,503,482
           199,225  Walt Disney Co.                                                                                        3,617,926
                                                                                                                          13,121,408
Networking Products - 3.0%
         2,601,902  Cisco Systems, Inc.*                                                                                  43,633,897
Oil Companies - Exploration and Production - 4.6%
           121,843  Devon Energy Corp.                                                                                     5,445,164
           283,370  EOG Resources, Inc.                                                                                   15,517,341
           707,660  Occidental Petroleum Corp.                                                                            39,381,279
           238,645  XTO Energy, Inc.                                                                                       7,307,310
                                                                                                                          67,651,094
Oil Companies - Integrated - 4.0%
           146,939  Exxon Mobil Corp.                                                                                     10,006,546
           686,290  Hess Corp.                                                                                            37,196,918
           390,015  Petroleo Brasileiro S.A. (ADR)                                                                        11,883,757
                                                                                                                          59,087,221
Reinsurance - 1.9%
            10,026  Berkshire Hathaway, Inc. - B Shares*                                                                  28,273,320
Retail - Discount - 1.6%
            70,825  Costco Wholesale Corp.                                                                                 3,280,614
           388,955  Wal-Mart Stores, Inc.                                                                                 20,264,556
                                                                                                                          23,545,170
Retail - Drug Store - 2.4%
         1,298,879  CVS/Caremark Corp.**                                                                                  35,706,184
Retail - Office Supplies - 0.4%
           285,898  Staples, Inc.                                                                                          5,177,613
Retail - Restaurants - 1.4%
           181,015  McDonald's Corp.                                                                                       9,877,989
           397,625  Yum! Brands, Inc.                                                                                     10,926,735
                                                                                                                          20,804,724
Semiconductor Components/Integrated Circuits - 2.3%
         2,046,950  Marvell Technology Group, Ltd.*                                                                       18,750,062
        10,310,930  Taiwan Semiconductor Manufacturing Company, Ltd.                                                      15,631,376
                                                                                                                          34,381,438
Semiconductor Equipment - 1.5%
         1,107,020  KLA-Tencor Corp.                                                                                      22,140,400
Telecommunication Equipment - 0%
               104  Nortel Networks Corp. (U.S. Shares)*                                                                          23
Telecommunication Equipment - Fiber Optics - 1.1%
         1,213,840  Corning, Inc.                                                                                         16,107,657
Tobacco - 0.4%
           327,835  Altria Group, Inc.                                                                                     5,251,917
Toys - 0.6%
            29,050  Nintendo Company, Ltd.**                                                                               8,350,738
Transportation - Railroad - 0.9%
           384,255  Canadian National Railway Co. (U.S. Shares)                                                           13,621,840
Transportation - Services - 2.1%
           149,660  C.H. Robinson Worldwide, Inc.                                                                          6,825,993
           505,375  United Parcel Service, Inc. - B Shares                                                                24,874,557
                                                                                                                          31,700,550
Web Portals/Internet Service Providers - 1.8%
            62,200  Google, Inc. - A Shares*                                                                              21,649,332
           416,450  Yahoo!, Inc.*                                                                                          5,334,725
                                                                                                                          26,984,057
Wireless Equipment - 4.7%
         1,652,650  Crown Castle International Corp.*                                                                     33,730,586
           732,190  QUALCOMM, Inc.                                                                                        28,489,513
           797,737  Telefonaktiebolaget L.M. Ericsson - B Shares                                                           6,553,870
                                                                                                                          68,773,969
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,635,242,226)                                                                               1,308,166,073
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.2%
Electric - Integrated - 0.2%
   $     1,940,000     Energy Future Holdings, 10.8750%, due 11/1/17                                                       1,251,300
         3,330,000     Texas Competitive Electric Holdings Co., LLC, 10.2500%, due 11/1/15                                 1,665,000
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $5,360,069)                                                                                    2,916,300
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 11.4%
        95,488,608  Janus Cash Liquidity Fund LLC, 0%                                                                     95,488,608
        47,104,768  Janus Institutional Cash Management Fund - Institution Shares, 0.43%                                  47,104,768
        25,255,144  Janus Institutional Money Market Fund - Institutional Shares, 0.56%                                   25,255,144
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $167,848,520)                                                                                  167,848,520

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,808,450,815) - 100%                                                                   1,478,930,893
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                  $    4,932,510                   0.3%
Belgium                                        86,943,390                   5.9%
Bermuda                                        37,724,451                   2.6%
Brazil                                         11,883,757                   0.8%
Canada                                         18,776,739                   1.3%
Germany                                        22,840,710                   1.5%
Japan                                          12,998,636                   0.9%
Spain                                           6,248,081                   0.4%
Sweden                                          6,553,870                   0.4%
Switzerland                                    62,827,726                   4.2%
Taiwan                                         15,631,376                   1.1%
United Kingdom                                 26,659,083                   1.8%
United States++                             1,164,910,564                  78.8%
--------------------------------------------------------------------------------
Total                                      $1,478,930,893                 100.0%

++Includes Short-Term Securities (67.4% excluding Short-Term Securities)

--------------------------------------------------------------------------------
Schedule of Written Options - Calls
--------------------------------------------------------------------------------
        Research In Motion, Ltd.
              expires June 2009
              1,002 contracts
              exercise price $60.00                              $     (119,238)
--------------------------------------------------------------------------------
Total Written Options - Calls
        (Premiums received $298,616)                             $     (119,238)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Written Options - Puts
--------------------------------------------------------------------------------
        eBay, Inc.
              expires January 2011 (LEAPS)
              7,625 contracts
              exercise price $12.50                              $   (2,367,791)

        Oracle Corp.
              expires January 2011 (LEAPS)
              6,445 contracts
              exercise price $12.50                                  (1,172,152)
--------------------------------------------------------------------------------
Total Written Options - Puts
        (Premiums received $3,625,155)                            $  (3,539,943)
--------------------------------------------------------------------------------

Forward Currency Contracts, Open
as of March 31, 2009 (unaudited)
Currency Sold and                                          Currency           Currency           Unrealized
Settlement Date                                          Units Sold    Value in U.S. $          Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
Australian Dollar 4/23/09                                   800,000   $        555,048    $         (5,136)
Australian Dollar 4/30/09                                 2,640,000          1,830,524            (135,486)
Australian Dollar 5/14/09                                   675,000            467,659               2,951
British Pound 4/23/09                                     6,625,000          9,504,612            (204,835)
British Pound 4/30/09                                     2,700,000          3,873,634            (128,274)
British Pound 5/14/09                                     1,500,000          2,152,127              (4,262)
Euro 4/23/09                                             11,400,000         15,142,760            (759,779)
Euro 4/30/09                                             23,700,000         31,480,375          (1,141,057)
Euro 5/14/09                                             17,350,000         23,046,965             427,585
Japanese Yen 4/23/09                                    322,000,000          3,254,601              33,210
Japanese Yen 4/30/09                                    262,000,000          2,648,450              24,856
Japanese Yen 5/14/09                                    226,400,000          2,289,065              15,730
-----------------------------------------------------------------------------------------------------------
Total                                                                 $     96,245,820    $     (1,874,497)
-----------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

VVPR Strips       VPR strip is a coupon which, if presented along with the
                  dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Effective May 1, 2009 Janus Aspen Large Cap Growth Portfolio will change its name to "Janus Aspen Janus Portfolio" and eliminate its policy to invest at least 80% of its net assets in common stocks of large-sized companies.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                          $    198,817,475
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Large Cap Growth Portfolio     $  1,296,282,316            $   182,648,577                               --

Other Financial Instruments(a):
Janus Aspen Large Cap Growth Portfolio                   --                 (5,533,678)                              --
---------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen Mid Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.6%
Advertising Sales - 1.1%
           488,171  Lamar Advertising Co. - Class A*                                                                     $ 4,759,667
Aerospace and Defense - 1.2%
           224,080  Empresa Brasileira de Aeronautica S.A. (ADR)                                                           2,973,542
            67,635  TransDigm Group, Inc.*                                                                                 2,221,133
                                                                                                                           5,194,675
Aerospace and Defense - Equipment - 1.2%
            77,545  Alliant Techsystems, Inc.*                                                                             5,193,964
Agricultural Chemicals - 1.8%
            93,665  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 7,569,069
Agricultural Operations - 0.5%
         3,506,880  Chaoda Modern Agriculture Holdings, Ltd.                                                               2,094,970
Airlines - 1.5%
           264,708  Ryanair Holdings PLC (ADR)*,**                                                                         6,117,402
Apparel Manufacturers - 2.8%
         1,199,500  Esprit Holdings, Ltd.                                                                                  6,113,265
            99,235  VF Corp.                                                                                               5,667,311
                                                                                                                          11,780,576
Applications Software - 1.2%
           226,175  Citrix Systems, Inc.*                                                                                  5,120,602
Auction House - Art Dealer - 1.2%
           265,725  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                          4,939,828
Batteries and Battery Systems - 1.3%
           112,660  Energizer Holdings, Inc.*                                                                              5,598,075
Casino Hotels - 1.0%
           927,590  Crown, Ltd.                                                                                            4,094,281
Cellular Telecommunications - 1.5%
           174,665  Leap Wireless International, Inc.*                                                                     6,090,569
Commercial Services - 1.6%
            77,695  CoStar Group, Inc.*                                                                                    2,350,274
           198,668  Iron Mountain, Inc.*                                                                                   4,404,469
                                                                                                                           6,754,743
Commercial Services - Finance - 1.9%
           156,290  Global Payments, Inc.                                                                                  5,221,648
           102,065  Paychex, Inc.                                                                                          2,620,009
                                                                                                                           7,841,657
Computer Services - 0.4%
            40,715  IHS, Inc. - Class A*                                                                                   1,676,644
Computers - 1.2%
            47,783  Apple, Inc.                                                                                            5,022,949
Computers - Peripheral Equipment - 0.8%
           325,705  Logitech International S.A. (U.S. Shares)*                                                             3,348,247
Consulting Services - 0.4%
           170,345  Gartner, Inc.*                                                                                         1,875,498
Containers - Metal and Glass - 3.6%
           224,156  Ball Corp.                                                                                             9,728,369
           379,097  Owens-Illinois, Inc.*                                                                                  5,474,161
                                                                                                                          15,202,530
Decision Support Software - 1.5%
           373,265  MSCI, Inc.*                                                                                            6,311,911
Distribution/Wholesale - 2.0%
         3,601,860  Li & Fung, Ltd.                                                                                        8,458,125
Diversified Operations - 0.5%
            77,275  Cooper Industries, Ltd. - Class A                                                                      1,998,331
         5,554,404  Polytec Asset Holdings, Ltd.                                                                             247,248
                                                                                                                           2,245,579
Electric Products - Miscellaneous - 1.0%
           129,655  AMETEK, Inc.                                                                                           4,054,312
Electronic Components - Miscellaneous - 0.5%
           193,645  Tyco Electronics, Ltd.                                                                                 2,137,841
Electronic Connectors - 2.3%
           335,045  Amphenol Corp. - Class A                                                                               9,545,432
Electronic Measuring Instruments - 1.1%
           299,479  Trimble Navigation, Ltd.*                                                                              4,576,039
Entertainment Software - 0.6%
           134,685  Electronic Arts, Inc.*                                                                                 2,449,920
Fiduciary Banks - 1.2%
            83,398  Northern Trust Corp.                                                                                   4,988,868
Filtration and Separations Products - 0.7%
           148,960  Pall Corp.                                                                                             3,043,253
Finance - Other Services - 1.0%
            17,398  CME Group, Inc.                                                                                        4,286,693
Independent Power Producer - 0.4%
           102,660  NRG Energy, Inc.*                                                                                      1,806,816
Instruments - Controls - 0.5%
            44,285  Mettler-Toledo International, Inc.*                                                                    2,273,149
Instruments - Scientific - 1.9%
           221,046  Thermo Fisher Scientific, Inc.                                                                         7,884,711
Internet Security - 1.6%
           456,825  Symantec Corp.*                                                                                        6,824,966
Investment Management and Advisory Services - 2.3%
           136,840  Eaton Vance Corp.                                                                                      3,126,794
           415,880  National Financial Partners Corp.                                                                      1,330,816
           175,996  T. Rowe Price Group, Inc.                                                                              5,079,245
                                                                                                                           9,536,855
Machinery - General Industrial - 2.2%
           218,590  Roper Industries, Inc.                                                                                 9,279,146
Machinery - Pumps - 0.7%
           182,895  Graco, Inc.                                                                                            3,122,018
Medical - Biomedical and Genetic - 6.6%
           219,746  Celgene Corp.*,**                                                                                      9,756,722
            41,095  Genzyme Corp.*                                                                                         2,440,632
           135,642  Gilead Sciences, Inc.*                                                                                 6,282,937
            76,980  Millipore Corp.*                                                                                       4,419,422
            72,880  Myriad Genetics, Inc.*                                                                                 3,313,854
            31,925  Vertex Pharmaceuticals, Inc.*                                                                            917,205
                                                                                                                          27,130,772
Medical - Drugs - 0.4%
            51,835  Shire PLC (ADR)                                                                                        1,862,950
Medical - HMO - 0.3%
            90,893  Coventry Health Care, Inc.*                                                                            1,176,155
Medical Instruments - 1.2%
            53,320  Intuitive Surgical, Inc.*                                                                              5,084,595
Medical Products - 2.1%
           141,195  Covidien, Ltd.                                                                                         4,693,322
            96,590  Henry Schein, Inc.*                                                                                    3,864,566
                                                                                                                           8,557,888
Metal Processors and Fabricators - 1.4%
            95,260  Precision Castparts Corp.                                                                              5,706,074
Networking Products - 0.9%
           254,725  Juniper Networks, Inc.*                                                                                3,836,159
Oil Companies - Exploration and Production - 3.3%
           137,164  EOG Resources, Inc.                                                                                    7,511,101
            71,655  Forest Oil Corp.                                                                                         942,263
           144,070  Ultra Petroleum Corp.*                                                                                 5,170,672
                                                                                                                          13,624,036
Oil Companies - Integrated - 2.1%
           163,195  Hess Corp.                                                                                             8,845,169
Oil Field Machinery and Equipment - 0.2%
            42,385  Dresser-Rand Group, Inc.*                                                                                936,709
Physical Practice Management - 1.0%
           137,095  Mednax, Inc.*                                                                                          4,040,190
Pipelines - 1.2%
           124,034  Kinder Morgan Management LLC*                                                                          5,055,626
Real Estate Management/Services - 0.9%
           155,937  Jones Lang LaSalle, Inc.                                                                               3,627,095
Reinsurance - 1.9%
             2,807  Berkshire Hathaway, Inc. - Class B*                                                                    7,915,740
Retail - Apparel and Shoe - 1.6%
           265,020  Nordstrom, Inc.                                                                                        4,439,085
           127,445  Urban Outfitters, Inc.*                                                                                2,086,275
                                                                                                                           6,525,360
Retail - Office Supplies - 0.9%
           198,140  Staples, Inc.                                                                                          3,588,315
Retail - Regional Department Stores - 1.0%
            97,865  Kohl's Corp.*                                                                                          4,141,647
Semiconductor Components/Integrated Circuits - 3.0%
         2,859,910  Atmel Corp.*                                                                                          10,381,473
           303,666  Cypress Semiconductor Corp.*                                                                           2,055,819
                                                                                                                          12,437,292
Semiconductor Equipment - 1.7%
           344,230  Kla-Tencor Corp.                                                                                       6,884,600
Telecommunication Equipment - 1.3%
           473,440  CommScope, Inc.*                                                                                       5,378,278
Telecommunication Equipment - Fiber Optics - 1.0%
           308,195  Corning, Inc.                                                                                          4,089,748
Telecommunication Services - 4.6%
           404,037  Amdocs, Ltd. (U.S. Shares)*,**                                                                         7,482,765
           416,990  SAVVIS, Inc.*                                                                                          2,581,168
           975,610  Time Warner Telecom, Inc. - Class A*                                                                   8,536,587
                                                                                                                          18,600,520
Toys - 1.8%
           650,666  Mattel, Inc.                                                                                           7,502,179
Transportation - Railroad - 1.3%
           150,875  Canadian National Railway Co. (U.S. Shares)                                                            5,348,519
Transportation - Services - 2.3%
           114,015  C.H. Robinson Worldwide, Inc.                                                                          5,200,225
           153,322  Expeditors International of Washington, Inc.                                                           4,337,479
                                                                                                                           9,537,704
Transportation - Truck - 1.7%
           183,685  Con-way, Inc.                                                                                          3,293,472
           108,855  Landstar System, Inc.                                                                                  3,643,377
                                                                                                                           6,936,849
Vitamins and Nutrition Products - 0.4%
            63,655  Mead Johnson Nutrition Co. - Class A*                                                                  1,837,720
Web Hosting/Design - 2.2%
           166,228  Equinix, Inc.*                                                                                         9,333,702
Wireless Equipment - 3.1%
           626,830  Crown Castle International Corp.*,**                                                                  12,793,600
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $522,503,942)                                                                                   415,436,771
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.4%
         1,719,000  Janus Cash Liquidity Fund LLC, 0% (cost $1,719,000)                                                    1,719,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $524,222,942) - 100%                                                                     $ 417,155,771
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                  $    4,094,281                   1.0%
Bermuda                                        23,400,884                   5.6%
Brazil                                          2,973,542                   0.7%
Canada                                         23,028,087                   5.5%
Cayman Islands                                  2,342,218                   0.6%
Guernsey                                        7,482,765                   1.8%
Ireland                                         6,117,402                   1.5%
Switzerland                                     3,348,247                   0.8%
United Kingdom                                  1,862,950                   0.4%
United States++                               340,786,395                  82.1%
--------------------------------------------------------------------------------
Total                                      $  417,155,771                 100.0%

++Includes Short-Term Securities (81.7% excluding Short Term Securities)

Forward Currency Contracts,
Open as of March 31, 2009 (unaudited)

Currency Sold and                                          Currency           Currency           Unrealized
Settlement Date                                          Units Sold    Value in U.S. $          Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
Australian Dollar 4/23/09                                 1,100,000   $        763,192    $         (7,062)
Australian Dollar 4/30/09                                 2,665,000          1,847,858            (136,769)
Australian Dollar 5/14/09                                 1,320,000            914,533               5,771
Euro 4/23/09                                              4,211,387          5,594,037            (280,678)
-----------------------------------------------------------------------------------------------------------
Total                                                                 $      9,119,620    $       (418,738)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Effective May 1, 2009 Janus Aspen Mid Cap Growth Portfolio will change its name to "Janus Aspen Enterprise Portfolio" and eliminate its policy to invest at least 80% of its net assets in equity securities of mid-sized companies.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Fund                                  $    21,690,448

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Mid Cap Growth Fund            $    404,482,878            $    12,672,893                $           --
Other Financial Instruments(a):
Janus Aspen Mid Cap Growth Fund                          --                   (418,738)                           --
---------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forwards, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen Money Market Portfolio

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 20.1%
   $       749,920  Bryant Park Funding LLC, 0.5500%, 4/8/09 (Section 4(2))                                            $     749,920
           998,952  Manhattan Asset Funding Company LLC, 1.3000%, 4/30/09 (Section 4(2))                                     998,952
           999,837  Victory Receivables Corp., 0.4500%, 4/14/09 (Section 4(2))                                               999,837
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (amortized cost $2,748,709)                                                                         2,748,709
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement- 12.4%
         1,700,000    Calyon New York, 0.2000%
                      dated 3/31/09, maturing 4/1/09
                      to be repurchased at $1,700,000
                      collateralized by $1,562,068
                      in U.S. Treasury Notes and Bonds
                      0.6250% - 9.8750%, 6/15/09 - 8/15/23
                      with a value of $1,700,000
                      (amortized cost $1,700,000)                                                                          1,700,000

------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 26.1%

            95,000  Anaheim, California Housing Authority Multifamily Housing Revenue, (Cobblestone),
                    1.0000%, 3/15/33                                                                                          95,000
           200,000  Anaheim, California Housing Authority Multifamily Housing Revenue, (Cobblestone),
                    1.0000%, 7/15/33                                                                                         200,000
           400,000  Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B,
                    1.7500%, 10/1/19                                                                                         400,000
           400,000  California Infrastructure and Economic Development, 1.5200%, 7/1/33                                      400,000
           225,000  California Statewide Communities Development Authority, 1.0000%, 3/15/33                                 225,000
           250,000  Sacramento California Redevelopment Agency, 1.0000%, 1/15/36                                             250,000
         1,000,000  Volunteers of America, Alabama, 2.0000%, 8/1/23                                                        1,000,000
         1,000,000  Weaver Rentals, 2.0200%, 1/1/27                                                                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (amortized cost $3,570,000)                                                       3,570,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 41.4%
           999,052  Federal Home Loan Bank System, 2.6540%, 4/14/09                                                          999,052
         1,997,253  Federal Home Loan Bank System, 2.5500%, 5/5/09                                                         1,997,253
           660,588  Federal Home Loan Bank System, 2.3500%, 6/9/09                                                           660,588
         1,999,103  Freddie Mac, 1.1000%, 4/15/09                                                                          1,999,103
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (amortized cost $5,655,996)                                                             5,655,996
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total amortized cost $13,674,705) - 100%                                                            $  13,674,705
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Money Market Portfolio         $             --            $    13,674,705                $              --
---------------------------------------------------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2009.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.4%
Aerospace and Defense - 0.6%
            12,500  Rockwell Collins, Inc.                                                                             $     408,000
Apparel Manufacturers - 0.5%
             6,200  VF Corp.                                                                                                 354,082
Athletic Footwear - 0.4%
             5,700  NIKE, Inc. - B Shares                                                                                    267,273
Automotive - Truck Parts and Equipment - Original - 0.8%
            12,000  Borg-Warner Automotive, Inc.                                                                             243,600
            26,800  Johnson Controls, Inc.                                                                                   321,600
                                                                                                                             565,200
Beverages - Non-Alcoholic - 0.6%
             7,800  PepsiCo, Inc.                                                                                            401,544
Beverages - Wine and Spirits - 0.3%
             4,900  Brown-Forman Corp. - B Shares                                                                            190,267
Brewery - 0.8%
            16,700  Molson Coors Brewing Co. - Class B                                                                       572,476
Building - Residential and Commercial - 1.2%
            24,500  Centex Corp.                                                                                             183,750
            22,700  KB Home                                                                                                  299,186
            29,100  Pulte Homes, Inc.                                                                                        318,063
                                                                                                                             800,999
Building Products - Cement and Aggregate - 0.3%
             8,400  Texas Industries, Inc.                                                                                   210,000
Cable Television - 0.4%
            20,200  Comcast Corp. - Class A                                                                                  275,528
Chemicals - Specialty - 1.6%
            32,800  Lubrizol Corp.                                                                                         1,115,528
Coal - 0.6%
            28,300  Arch Coal, Inc.                                                                                          378,371
Commercial Banks - 1.6%
            25,800  BB&T Corp.                                                                                               436,536
            15,500  City National Corp.                                                                                      523,435
            38,900  Synovus Financial Corp.                                                                                  126,425
                                                                                                                           1,086,396
Computer Aided Design - 0.6%
            23,800  Autodesk, Inc.*                                                                                          400,078
Computer Services - 0.5%
            14,900  Perot Systems Corp. - Class A*                                                                           191,912
            12,200  SRA International, Inc.*                                                                                 179,340
                                                                                                                             371,252
Computers - 0.5%
            10,600  Hewlett-Packard Co.                                                                                      339,836
Computers - Integrated Systems - 1.2%
            15,900  Diebold, Inc.                                                                                            339,465
            56,800  NCR Corp.*                                                                                               451,560
                                                                                                                             791,025
Computers - Memory Devices - 0.2%
            11,500  EMC Corp.*                                                                                               131,100
Consumer Products - Miscellaneous - 0.8%
            11,900  Kimberly-Clark Corp.                                                                                     548,709
Containers - Metal and Glass - 0.8%
            13,100  Ball Corp.                                                                                               568,540
Containers - Paper and Plastic - 0.5%
            62,500  Temple-Inland, Inc.                                                                                      335,625
Cosmetics and Toiletries - 0.7%
             9,600  Procter & Gamble Co.                                                                                     452,064
Data Processing and Management - 0.3%
             4,800  Fiserv, Inc.*                                                                                            175,008
Distribution/Wholesale - 0.8%
            24,500  Tech Data Corp.*                                                                                         533,610
Diversified Operations - 1.5%
             4,400  Illinois Tool Works, Inc.                                                                                135,740
            46,200  Tyco International, Ltd.                                                                                 903,672
                                                                                                                           1,039,412
E-Commerce/Services - 0.3%
            15,000  eBay, Inc.*                                                                                              188,400
Electric - Integrated - 3.9%
            13,800  DPL, Inc.                                                                                                311,052
             8,500  Entergy Corp.                                                                                            578,765
            12,100  FirstEnergy Corp.                                                                                        467,060
             3,900  FPL Group, Inc.                                                                                          197,847
            21,100  PPL Corp.                                                                                                605,781
            15,800  Public Service Enterprise Group, Inc.                                                                    465,626
                                                                                                                           2,626,131
Electric Products - Miscellaneous - 0.7%
            17,300  Emerson Electric Co.                                                                                     494,434
Electronic Components - Miscellaneous - 0.2%
            48,900  Vishay Intertechnology, Inc.*                                                                            170,172
Electronic Connectors - 1.3%
            35,700  Thomas & Betts Corp.*                                                                                    893,214
Electronic Forms - 0.3%
             9,200  Adobe Systems, Inc.*                                                                                     196,788
Electronic Measuring Instruments - 0.4%
            17,500  Agilent Technologies, Inc.*                                                                              268,975
Engineering - Research and Development Services - 2.1%
             9,400  Jacobs Engineering Group, Inc.*                                                                          363,404
            27,200  McDermott International, Inc. (U.S. Shares)*                                                             364,208
            18,000  URS Corp.*                                                                                               727,380
                                                                                                                           1,454,992
Entertainment Software - 0.5%
            20,000  Electronic Arts, Inc.*                                                                                   363,800
Finance - Investment Bankers/Brokers - 0.8%
            26,600  Raymond James Financial, Inc.                                                                            524,020
Food - Miscellaneous/Diversified - 2.7%
             6,900  General Mills, Inc.                                                                                      344,172
            20,000  Kellogg Co.                                                                                              732,600
            12,900  Kraft Foods, Inc. - Class A                                                                              287,541
            24,700  Unilever PLC (ADR)                                                                                       467,571
                                                                                                                           1,831,884
Food - Retail - 0.6%
            17,800  Kroger Co.                                                                                               377,716
Forestry - 0.7%
            18,000  Weyerhaeuser Co.                                                                                         496,260
Gold Mining - 1.5%
            29,800  Goldcorp, Inc. (U.S. Shares)**                                                                           992,936
Hotels and Motels - 0.6%
            14,600  Marriott International, Inc. - Class A                                                                   238,856
            11,000  Starwood Hotels & Resorts Worldwide, Inc.                                                                139,700
                                                                                                                             378,556
Human Resources - 0.9%
             8,800  Manpower, Inc.                                                                                           277,464
            18,700  Robert Half International, Inc.                                                                          333,421
                                                                                                                             610,885
Industrial Gases - 0.7%
             8,400  Air Products and Chemicals, Inc.                                                                         472,500
Instruments - Scientific - 2.6%
            42,000  PerkinElmer, Inc.                                                                                        536,340
            20,700  Thermo Fisher Scientific, Inc.*                                                                          738,369
            21,500  Varian, Inc.*                                                                                            510,410
                                                                                                                           1,785,119
Insurance Brokers - 1.4%
            15,800  Arthur J. Gallagher & Co.                                                                                268,600
            37,000  Brown & Brown, Inc.                                                                                      699,670
                                                                                                                             968,270
Internet Security - 0.4%
            18,800  Symantec Corp.*                                                                                          280,872
Investment Management and Advisory Services - 3.2%
            38,900  AllianceBernstein Holding L.P.                                                                           572,608
             7,000  Franklin Resources, Inc.                                                                                 377,090
            90,000  Invesco, Ltd. (U.S. Shares)                                                                            1,247,400
                                                                                                                           2,197,098
Life and Health Insurance - 1.1%
            20,000  AFLAC, Inc.                                                                                              387,200
            20,300  Lincoln National Corp.                                                                                   135,807
            42,700  Protective Life Corp.                                                                                    224,175
                                                                                                                             747,182
Machinery - Farm - 0.9%
            17,700  Deere & Co.                                                                                              581,799
Medical - Biomedical and Genetic - 0.9%
            10,000  Charles River Laboratories International, Inc.*                                                          272,100
            10,900  Invitrogen Corp.*                                                                                        354,032
                                                                                                                             626,132
Medical - Drugs - 0.9%
            13,500  Endo Pharmaceuticals Holdings, Inc.*                                                                     238,680
            17,600  Forest Laboratories, Inc.*                                                                               386,496
                                                                                                                             625,176
Medical - HMO - 0.5%
            23,500  Health Net, Inc.*                                                                                        340,280
Medical - Wholesale Drug Distributors - 1.1%
            23,700  Cardinal Health, Inc.                                                                                    746,076
Medical Instruments - 0.5%
             8,800  St. Jude Medical, Inc.*                                                                                  319,704
Medical Labs and Testing Services - 1.7%
             9,500  Covance, Inc.*                                                                                           338,485
            14,000  Laboratory Corporation of America Holdings*                                                              818,860
                                                                                                                           1,157,345
Medical Products - 3.0%
            18,400  Covidien, Ltd.                                                                                           611,616
             6,700  Henry Schein, Inc.*                                                                                      268,067
            20,000  Hospira, Inc.*                                                                                           617,200
            14,200  Zimmer Holdings, Inc.*                                                                                   518,300
                                                                                                                           2,015,183
Metal - Copper - 0.7%
            12,800  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                           487,808
Metal Processors and Fabricators - 0.6%
            15,900  Kaydon Corp.                                                                                             434,547
Motorcycle and Motor Scooter Manufacturing - 0.3%
            15,000  Harley-Davidson, Inc.                                                                                    200,850
Multi-Line Insurance - 2.3%
            37,000  Allstate Corp.                                                                                           708,550
            77,000  Old Republic International Corp.                                                                         833,140
                                                                                                                           1,541,690
Multimedia - 0.9%
            11,700  McGraw-Hill Companies, Inc.                                                                              267,579
            18,000  Viacom, Inc. - Class B*                                                                                  312,840
                                                                                                                             580,419
Networking Products - 0.4%
            16,100  Polycom, Inc.*                                                                                           247,779
Non-Hazardous Waste Disposal - 0.5%
            19,200  Republic Services, Inc.                                                                                  329,280
Oil - Field Services - 0.6%
             9,500  Schlumberger, Ltd. (U.S. Shares)                                                                         385,890
Oil and Gas Drilling - 0.7%
             8,559  Transocean, Inc.*                                                                                        503,612
Oil Companies - Exploration and Production - 5.0%
            15,900  Anadarko Petroleum Corp.                                                                                 618,351
             2,000  Apache Corp.                                                                                             128,180
            14,700  Cabot Oil & Gas Corp.                                                                                    346,479
            10,400  Devon Energy Corp.                                                                                       464,776
            15,800  Equitable Resources, Inc.                                                                                495,014
            42,500  Forest Oil Corp.*                                                                                        558,875
            12,118  Noble Energy, Inc.                                                                                       652,917
            17,300  SandRidge Energy, Inc.*                                                                                  114,007
                                                                                                                           3,378,599
Oil Companies - Integrated - 1.0%
            12,000  Hess Corp.                                                                                               650,400
Paper and Related Products - 1.4%
            14,900  Potlatch Corp.                                                                                           345,531
            20,400  Rayonier, Inc.                                                                                           616,488
                                                                                                                             962,019
Pipelines - 2.0%
             9,900  Kinder Morgan Energy Partners L.P.                                                                       462,528
            24,400  Plains All American Pipeline L.P.                                                                        896,944
                                                                                                                           1,359,472
Property and Casualty Insurance - 0.8%
            19,300  Mercury General Corp.                                                                                    573,210
Reinsurance - 2.2%
               307  Berkshire Hathaway, Inc. - Class B*                                                                      865,740
             8,600  Everest Re Group, Ltd.                                                                                   608,880
                                                                                                                           1,474,620
REIT - Apartments - 0.8%
             6,794  Avalonbay Communities, Inc.                                                                              319,726
            13,400  Equity Residential                                                                                       245,890
                                                                                                                             565,616
REIT - Hotels - 0.4%
            65,800  Host Marriott Corp.                                                                                      257,936
REIT - Mortgage - 0.6%
            28,000  Redwood Trust, Inc.                                                                                      429,800
REIT - Office Property - 1.0%
             9,800  Boston Properties, Inc.                                                                                  343,294
            14,000  Mack-Cali Realty Corp.                                                                                   277,340
             6,100  SL Green Realty Corp.                                                                                     65,880
                                                                                                                             686,514
REIT - Regional Malls - 0.5%
            18,400  Taubman Centers, Inc.                                                                                    313,536
REIT - Storage - 0.3%
             3,800  Public Storage                                                                                           209,950
REIT - Warehouse/Industrial - 0.3%
            15,300  AMB Property Corp.                                                                                       220,320
Retail - Apparel and Shoe - 0.9%
            27,700  American Eagle Outfitters, Inc.                                                                          339,048
            17,300  Men's Wearhouse, Inc.                                                                                    261,922
                                                                                                                             600,970
Retail - Automobile - 0.2%
             5,500  Copart, Inc.*                                                                                            163,130
Retail - Drug Store - 1.2%
            14,010  CVS/Caremark Corp.                                                                                       385,135
            17,300  Walgreen Co.                                                                                             449,108
                                                                                                                             834,243
Retail - Major Department Stores - 0.3%
             7,700  TJX Companies, Inc.                                                                                      197,428
Savings/Loan/Thrifts - 2.0%
            18,300  NewAlliance Bancshares, Inc.                                                                             214,842
            46,300  People's United Financial, Inc.**                                                                        832,011
            25,000  Washington Federal, Inc.                                                                                 332,250
                                                                                                                           1,379,103
Semiconductor Components/Integrated Circuits - 0.5%
            16,500  Analog Devices, Inc.                                                                                     317,955
Semiconductor Equipment - 0.9%
            57,800  Applied Materials, Inc.                                                                                  621,350
Super-Regional Banks - 1.5%
            16,300  PNC Bank Corp.                                                                                           477,427
            23,100  SunTrust Banks, Inc.                                                                                     271,194
            19,300  U.S. Bancorp                                                                                             281,973
                                                                                                                           1,030,594
Telephone - Integrated - 0.8%
            19,600  CenturyTel, Inc.                                                                                         551,152
Tools - Hand Held - 0.3%
             7,300  Stanley Works                                                                                            212,576
Toys - 0.4%
            22,200  Mattel, Inc.                                                                                             255,966
Transportation - Railroad - 1.2%
            36,000  Kansas City Southern*                                                                                    457,560
             9,500  Union Pacific Corp.                                                                                      390,545
                                                                                                                             848,105
Wireless Equipment - 0.8%
            44,100  Nokia Oyj (ADR)                                                                                          514,647
X-Ray Equipment - 0.6%
            32,000  Hologic, Inc.*                                                                                           418,880
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $78,768,472)                                                                                     60,783,788
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 2.4%
               509    iShares Russell Midcap(R) Value Index
                       expires May 2009
                       exercise price $27.82                                                                                 217,852
               318    iShares Russell Midcap(R) Value Index
                       expires June 2009
                       exercise price $30.00**                                                                               205,746
               408    iShares Russell Midcap(R) Value Index
                       expires July 2009
                       exercise price $13.56**                                                                                 5,712
               408    iShares Russell Midcap(R) Value Index
                       expires July 2009
                       exercise price $22.60**                                                                                79,152
               100    MidCap SPDR Trust Series 1
                       expires August 2009
                       exercise price $91.30                                                                                 117,800
                11    Russell Midcap(R) Value Index
                       expires May 2009
                       exercise price $613.83                                                                                 89,710
                18    Russell Midcap(R) Value Index
                       expires July 2009
                       exercise price $318.93**                                                                                5,787
                18    Russell Midcap(R) Value Index
                       expires July 2009
                       exercise price $531.55**                                                                               84,314
                34    Russell Midcap(R) Value Index
                       expires July 2009
                       exercise price $577.50**                                                                              248,893
                20    Russell Midcap(R) Value Index
                       expires August 2009
                       exercise price $505.89**                                                                               94,819
                18    Russell Midcap(R) Value Index
                       expires August 2009
                       exercise price $542.75**                                                                              115,738
                 2    S&P Mid-Cap 400(R) Index
                       expires April 2009
                       exercise price $486.25                                                                                  4,878
                 2    S&P Mid-Cap 400(R) Index
                       expires April 2009
                       exercise price $511.00                                                                                  7,534
                 1    S&P Mid-Cap 400(R) Index
                       expires April 2009
                       exercise price $513.84                                                                                  3,433
                 2    S&P Mid-Cap 400(R) Index
                       expires April 2009
                       exercise price $527.53                                                                                  9,768
                 2    S&P Mid-Cap 400(R) Index
                       expires April 2009
                       exercise price $537.50                                                                                 11,278
                 4    S&P Mid-Cap 400(R) Index
                       expires May 2009
                       exercise price $541.80                                                                                 27,408
                22    S&P Mid-Cap 400(R) Index
                       expires June 2009
                       exercise price $272.66**                                                                                3,273
                22    S&P Mid-Cap 400(R) Index
                       expires June 2009
                       exercise price $454.44**                                                                               62,206
                 5    S&P Mid-Cap 400(R) Index
                       expires June 2009
                       exercise price $550.35                                                                                 39,583
                23    S&P Mid-Cap 400(R) Index
                       expires July 2009
                       exercise price $509.60**                                                                              132,827
                21    S&P Mid-Cap 400(R) Index
                       expires August 2009
                       exercise price $279.14**                                                                                9,061
                21    S&P Mid-Cap 400(R) Index
                       expires August 2009
                       exercise price $465.24**                                                                               92,208
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (cost $1,900,815)                                                                           1,668,980
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 8.2%
    $    5,549,000  ING Financial Markets LLC, 0.2000%
                    dated 3/31/09, maturing 4/1/09
                    to be repurchased at $5,549,031
                    collateralized by $4,828,499
                    in U.S. Treasury Notes and Bonds
                    2.6250% - 6.3750%, 12/31/09 - 5/15/38
                    with a value of $5,659,991
                    (cost $5,549,000)                                                                                      5,549,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $86,218,287) - 100%                                                                      $  68,001,768
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Bermuda                                    $    2,467,896                   3.6%
Canada                                            992,936                   1.5%
Finland                                           514,647                   0.7%
Netherlands Antilles                              385,890                   0.6%
Panama                                            364,208                   0.5%
Switzerland                                     1,407,284                   2.1%
United Kingdom                                    467,571                   0.7%
United States++                                61,401,336                  90.3%
--------------------------------------------------------------------------------
Total                                      $   68,001,768                 100.0%

++Includes Short-Term Securities (82.1% excluding Short-Term Securities)

                                                                   Value
-------------------------------------------------------------------------------
Schedule of Written Options - Puts

                iShares Russell Midcap(R) Value Index
                   expires June 2009
                   159 contracts
                   exercise price $27.85                     $         (46,428)

                iShares Russell Midcap(R) Value Index
                   expires July 2009
                   816 contracts
                   exercise price $18.08                               (54,672)

                MidCap SPDR Trust 1
                   expires August 2009
                   50 contracts
                   exercise price $80.34                               (32,500)

                Russell Midcap(R) Value Index
                   expires July 2009
                   36 contracts
                   exercise price $425.24                              (53,970)

                Russell Midcap(R) Value Index
                   expires July 2009
                   17 contracts
                   exercise price $484.00                              (52,975)

                Russell Midcap(R) Value Index
                   expires August 2009
                   10 contracts
                   exercise price $423.98                              (21,873)

                Russell Midcap(R) Value Index
                   expires August 2009
                   9 contracts
                   exercise price $465.21                              (29,533)

                S&P Mid-Cap 400(R) Index
                   expires June 2009
                   44 contracts
                   exercise price $363.55                              (34,444)

                S&P Mid-Cap 400(R) Index
                   expires July 2009
                   9 contracts
                   exercise price $457.60                              (30,678)

                S&P Mid-Cap 400(R) Index
                   expires August 2009
                   42 contracts
                   exercise price $372.19                              (68,077)

-------------------------------------------------------------------------------
Total Written Options - Puts
                (Premiums received $578,092)                  $       (425,150)
-------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depository Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio                      $     1,674,027

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2009)

                                              Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                              Prices                      Observable Inputs              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Perkins Mid Cap Value Portfolio   $     59,801,570             $      6,531,218              $            --
Investments in Purchased Options:
Janus Aspen Perkins Mid Cap Value Portfolio                 --                    1,668,980                           --
Other Financial Instruments(a):
Janus Aspen Perkins Mid Cap Value Portfolio                 --                     (425,150)                          --
------------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forwards, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Aspen Perkins Small Company Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.7%
Apparel Manufacturers - 1.0%
             9,400  Volcom, Inc.*                                                                                      $      91,180
Applications Software - 1.1%
             5,375  Progress Software Corp. *                                                                                 93,310
Building - Heavy Construction - 0.5%
             2,685  Sterling Construction Company, Inc. *                                                                     47,900
Building - Mobile Home and Manufactured Homes - 0.4%
             6,125  Winnebago Industries, Inc.                                                                                32,524
Chemicals - Specialty - 2.2%
             5,850  Lubrizol Corp.                                                                                           198,959
Circuit Boards - 0.8%
            12,500  TTM Technologies*                                                                                         72,500
Commercial Banks - 4.5%
             1,170  Bank of Hawaii Corp.                                                                                      38,587
             2,700  City National Corp.                                                                                       91,179
            14,040  F.N.B. Corp.                                                                                             107,686
             6,500  Glacier Bancorp, Inc.                                                                                    102,114
            19,890  Synovus Financial Corp.                                                                                   64,643
                                                                                                                             404,209
Commercial Services - 0.6%
             9,845  ICT Group, Inc. *                                                                                         54,837
Computer Aided Design - 0.5%
             2,450  Autodesk, Inc. *                                                                                          41,185
Computer Services - 0.9%
             5,265  SRA International, Inc. *                                                                                 77,396
Computers - Integrated Systems - 2.3%
             5,850  Diebold, Inc.                                                                                            124,897
             9,830  NCR Corp. *                                                                                               78,149
                                                                                                                             203,046
Consulting Services - 2.7%
             2,925  Advisory Board Co. *                                                                                      48,497
             3,800  CRA International, Inc. *                                                                                 71,743
             1,555  MAXIMUS, Inc.                                                                                             61,982
             4,680  Navigant Consulting, Inc. *                                                                               61,168
                                                                                                                             243,390
Containers - Paper and Plastic - 1.6%
             4,235  Sonoco Products Co.                                                                                       88,850
             9,945  Temple-Inland, Inc.                                                                                       53,405
                                                                                                                             142,255
Data Processing and Management - 0.6%
             3,605  Fair Isaac Corp.                                                                                          50,722
Decision Support Software - 0.7%
             9,650  Wind River Systems, Inc. *                                                                                61,760
Direct Marketing - 0.8%
            14,040  Harte-Hanks Communications, Inc.                                                                          75,114
Distribution/Wholesale - 2.0%
             1,760  Fossil, Inc. *                                                                                            27,632
             6,725  Tech Data Corp. *                                                                                        146,471
                                                                                                                             174,103
Electric Products - Miscellaneous - 0.7%
             5,730  Littelfuse, Inc. *                                                                                        62,973
Electronic Components - Miscellaneous - 0.6%
            15,210  Vishay Intertechnology, Inc. *                                                                            52,931
Electronic Components - Semiconductors - 1.3%
             5,665  Intersil Corp. - A Shares                                                                                 65,148
             4,100  Microsemi Corp. *                                                                                         47,560
                                                                                                                             112,708
Electronic Connectors - 0.7%
             2,500  Thomas & Betts Corp. *                                                                                    62,550
Engineering - Research and Development Services - 0.7%
             1,600  URS Corp. *                                                                                               64,656
Enterprise Software/Services - 1.1%
            12,285  Omnicell, Inc. *                                                                                          96,069
Fiduciary Banks - 0.2%
             1,850  Wilmington Trust Corp.                                                                                    17,927
Filtration and Separations Products - 0.7%
             2,340  Donaldson Company, Inc.                                                                                   62,806
Food - Retail - 1.0%
             3,760  Ruddick Corp.                                                                                             84,412
Footwear and Related Apparel - 1.1%
             4,270  Skechers U.S.A., Inc. - Class A*                                                                          28,481
             4,405  Wolverine World Wide, Inc.                                                                                68,630
                                                                                                                              97,111
Hospital Beds and Equipment - 1.3%
            11,405  Hillenbrand Industries, Inc.                                                                             112,795
Human Resources - 1.1%
             6,435  MPS Group, Inc. *                                                                                         38,288
             3,100  Robert Half International, Inc.                                                                           55,273
                                                                                                                              93,561
Industrial Automation and Robotics - 0.9%
             6,200  Cognex Corp.                                                                                              82,770
Instruments - Scientific - 2.8%
             9,945  PerkinElmer, Inc.                                                                                        126,998
             5,030  Varian, Inc. *                                                                                           119,412
                                                                                                                             246,410
Insurance Brokers - 1.7%
             7,895  Brown & Brown, Inc.                                                                                      149,294
Investment Management and Advisory Services - 1.4%
             5,000  AllianceBernstein Holding L.P.                                                                            73,600
             2,700  Waddell & Reed Financial, Inc. - A Shares                                                                 48,789
                                                                                                                             122,389
Lasers - Systems and Components - 0.6%
             9,500  Electro Scientific Industries, Inc. *                                                                     56,240
Life and Health Insurance - 0.6%
             9,910  Protective Life Corp.                                                                                     52,028
Machinery - General Industrial - 1.3%
             7,000  Albany International Corp. - A Shares                                                                     63,350
             1,895  Wabtec Corp.                                                                                              49,990
                                                                                                                             113,340
Machinery - Pumps - 0.4%
             2,200  Graco, Inc.                                                                                               37,554
Medical - Biomedical and Genetic - 0.7%
             2,400  Charles River Laboratories International, Inc. *                                                          65,304
Medical - Generic Drugs - 1.3%
             4,565  Perrigo Co.                                                                                              113,349
Medical Imaging Systems - 0.8%
             6,435  Vital Images, Inc. *                                                                                      72,522
Medical Information Systems - 0.6%
             1,200  Cerner Corp. *                                                                                            52,764
Medical Instruments - 0.7%
             5,555  AngioDynamics, Inc. *                                                                                     62,438
Medical Labs and Testing Services - 1.1%
             2,630  Covance, Inc. *                                                                                           93,707
Medical Laser Systems - 0.5%
            14,020  LCA-Vision, Inc.                                                                                          40,798
Medical Products - 1.8%
             6,320  PSS World Medical, Inc. *                                                                                 90,692
             2,100  West Pharmaceutical Services, Inc.                                                                        68,901
                                                                                                                             159,593
Medical Sterilization Products - 1.0%
             3,700  Steris Corp.                                                                                              86,136
Metal Processors and Fabricators - 1.4%
             4,410  Kaydon Corp.                                                                                             120,525
Multi-Line Insurance - 3.6%
            30,500  Old Republic International Corp.                                                                         330,010
Networking Products - 0.7%
             3,745  Polycom, Inc. *                                                                                           57,636
Office Furnishings - Original - 0.4%
             3,160  HNI Corp.                                                                                                 32,864
Oil - Field Services - 1.2%
             3,600  Carbo Chemicals, Inc.                                                                                    102,384
Oil Companies - Exploration and Production - 2.9%
             4,890  Cabot Oil & Gas Corp.                                                                                    115,257
             7,607  Forest Oil Corp. *                                                                                       100,032
               700  Noble Energy, Inc.                                                                                        37,716
                                                                                                                             253,005
Oil Field Machinery and Equipment - 0.8%
             1,870  Lufkin Industries, Inc.                                                                                   70,836
Paper and Related Products - 3.2%
             7,700  Glatfelter                                                                                                48,048
             4,680  Potlatch Corp.                                                                                           108,529
             4,250  Rayonier, Inc.                                                                                           128,435
                                                                                                                             285,012
Pipelines - 3.2%
             3,100  Magellan Midstream Partners L.P.                                                                          91,047
             8,845  Western Gas Partners L.P.                                                                                131,614
             5,270  Williams Partners L.P.                                                                                    58,813
                                                                                                                             281,474
Property and Casualty Insurance - 1.6%
             2,515  Infinity Property & Casualty Corp.                                                                        85,334
             1,170  RLI Corp.                                                                                                 58,734
                                                                                                                             144,068
Radio - 0.1%
            11,700  Entercom Communications Corp.                                                                             12,870
Reinsurance - 1.4%
             4,680  IPC Holdings, Ltd.                                                                                       126,547
REIT - Apartments - 0.7%
             2,000  Mid-America Apartment Communities, Inc.                                                                   61,660
REIT - Hotels - 0.6%
            14,330  Diamondrock Hospitality Co.                                                                               57,463
REIT - Mortgage - 1.1%
             6,110  Redwood Trust, Inc.                                                                                       93,789
REIT - Office Property - 1.2%
             3,300  Mack-Cali Realty Corp.                                                                                    65,373
             3,740  Parkway Properties, Inc.                                                                                  38,522
                                                                                                                             103,895
Resorts and Theme Parks - 0.2%
             1,595  Cedar Fair L.P.                                                                                           14,818
Retail - Apparel and Shoe - 1.6%
             4,100  American Eagle Outfitters, Inc.                                                                           50,184
             8,410  Chico's FAS, Inc. *                                                                                       45,162
             3,080  Men's Wearhouse, Inc.                                                                                     46,631
                                                                                                                             141,977
Retail - Convenience Stores - 1.2%
             3,840  Casey's General Stores, Inc.                                                                             102,374
Retail - Leisure Products - 0.2%
             8,740  MarineMax, Inc. *                                                                                         17,130
Retail - Propane Distribution - 0.9%
             3,510  Inergy L.P.                                                                                               76,939
Savings/Loan/Thrifts - 6.2%
             9,650  Dime Community Bancshares                                                                                 90,517
             9,945  First Niagara Financial Group, Inc.                                                                      108,401
            15,380  NewAlliance Bancshares, Inc.                                                                             180,560
            13,300  Washington Federal, Inc.                                                                                 176,757
                                                                                                                             556,235
Semiconductor Components/Integrated Circuits - 0.9%
            16,000  Emulex Corp. *                                                                                            80,480
Semiconductor Equipment - 0.6%
             6,600  Verigy Ltd.                                                                                               54,450
Telecommunication Services - 0.6%
             6,300  Premiere Global Services, Inc. *                                                                          55,566
Tools - Hand Held - 0.7%
             2,125  Stanley Works                                                                                             61,880
Transactional Software - 0.7%
             9,560  Bottomline Technologies, Inc. *                                                                           62,905
Transportation - Marine - 0.9%
             2,925  Kirby Corp. *                                                                                             77,922
Transportation - Railroad - 1.0%
             7,020  Kansas City Southern *                                                                                    89,224
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,746,936)                                                                                       8,117,463
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 8.3%
           737,045  Janus Cash Liquidity Fund LLC, 0% (cost $737,045)                                                        737,045
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,483,981) - 100%                                                                       $   8,854,508
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2009 (unaudited)
                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
United States++                            $    8,854,508                 100.0%
--------------------------------------------------------------------------------
Total                                      $    8,854,508                 100.0%

++ Includes Short-Term Securities (91.7% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*                 Non-income-producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March  31, 2009)

---------------------------------------------------------------------------------------------------------------------------
                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Perkins
Small Company Value Portfolio              $      8,117,463            $       737,045                $            --
---------------------------------------------------------------------------------------------------------------------------

Janus Aspen Worldwide Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.5%
Agricultural Chemicals - 1.4%
            38,543  Syngenta A.G.                                                                                      $   7,770,247
Apparel Manufacturers - 1.7%
         1,826,700  Esprit Holdings, Ltd.                                                                                  9,309,797
Applications Software - 1.4%
         4,251,000  Misys PLC                                                                                              7,684,073
Automotive - Cars and Light Trucks - 0%
                15  Nissan Motor Company, Ltd.                                                                                    53
Broadcast Services and Programming - 1.1%
           404,030  Liberty Global, Inc. - Class A*                                                                        5,882,677
Building - Residential and Commercial - 5.9%
           630,340  Centex Corp.                                                                                           4,727,550
           548,730  Lennar Corp. - Class A                                                                                 4,120,962
           982,585  Pulte Homes, Inc.                                                                                     10,739,654
           783,575  Ryland Group, Inc.                                                                                    13,054,359
                                                                                                                          32,642,525
Building and Construction Products - Miscellaneous - 0.5%
           360,320  USG Corp.*                                                                                             2,742,035
Building Products - Cement and Aggregate - 0.4%
           371,340  Cemex S.A. de C.V. (ADR)*                                                                              2,320,875
Cable Television - 4.3%
         3,815,198  British Sky Broadcasting Group PLC                                                                    23,726,628
Casino Hotels - 1.1%
         1,352,068  Crown, Ltd.                                                                                            5,967,881
         1,542,000  Galaxy Entertainment Group, Ltd.*                                                                        238,749
                                                                                                                           6,206,630
Chemicals - Diversified - 1.2%
           139,800  Shin-Etsu Chemical Company, Ltd.                                                                       6,737,860
Computers - 5.0%
         2,881,115  Dell, Inc.*                                                                                           27,312,970
Distribution/Wholesale - 1.4%
         3,258,800  Li & Fung, Ltd.                                                                                        7,652,529
E-Commerce/Products - 2.2%
           162,883  Amazon.com, Inc.*                                                                                     11,962,128
E-Commerce/Services - 5.4%
         2,364,205  eBay, Inc.*                                                                                           29,694,414
Electronic Components - Miscellaneous - 1.8%
           663,928  Koninklijke (Royal) Philips Electronics N.V.                                                           9,772,078
Electronic Components - Semiconductors - 2.0%
         3,364,915  ARM Holdings PLC                                                                                       4,947,978
           375,645  Texas Instruments, Inc.                                                                                6,201,899
                                                                                                                          11,149,877
Finance - Investment Bankers/Brokers - 4.0%
           610,508  JP Morgan Chase & Co.                                                                                 16,227,303
           643,302  UBS A.G.*                                                                                              6,049,153
                                                                                                                          22,276,456
Finance - Mortgage Loan Banker - 0.8%
           167,102  Housing Development Finance Corporation, Ltd.                                                          4,652,631
Finance - Other Services - 0.5%
            11,260  CME Group, Inc.                                                                                        2,774,351
Insurance Brokers - 3.4%
           842,892  Willis Group Holdings, Ltd.                                                                           18,543,624
Investment Companies - 0.1%
           118,481  RHJ International*                                                                                       423,377
Medical - Biomedical and Genetic - 1.8%
           202,315  Amgen, Inc.                                                                                           10,018,639
Medical - HMO - 5.2%
           130,195  Aetna, Inc.                                                                                            3,167,644
         1,223,410  UnitedHealth Group, Inc.                                                                              25,605,971
                                                                                                                          28,773,615
Medical Products - 0.9%
           149,178  Covidien, Ltd.                                                                                         4,958,677
Networking Products - 3.6%
         1,196,010  Cisco Systems, Inc.*                                                                                  20,057,088
Pharmacy Services - 2.7%
           357,640  Medco Health Solutions, Inc.*                                                                         14,784,838
Property and Casualty Insurance - 5.6%
           590,685  First American Corp.                                                                                  15,659,058
           623,400  Millea Holdings, Inc.                                                                                 15,085,814
                                                                                                                          30,744,872
Real Estate Management/Services - 2.2%
           159,700  Daito Trust Construction Company, Ltd.                                                                 5,324,947
           613,000  Mitsubishi Estate Company, Ltd.                                                                        6,825,563
                                                                                                                          12,150,510
Real Estate Operating/Development - 1.2%
         4,342,500  CapitaLand, Ltd.                                                                                       6,653,969
Reinsurance - 3.6%
             6,963  Berkshire Hathaway, Inc. - Class B*                                                                   19,635,660
Retail - Apparel and Shoe - 1.3%
           188,193  Industria de Diseno Textil S.A.                                                                        7,337,325
Retail - Consumer Electronics - 1.2%
           166,590  Yamada Denki Company, Ltd.                                                                             6,497,296
Retail - Drug Store - 1.9%
           389,395  CVS/Caremark Corp.                                                                                    10,704,469
Retail - Major Department Stores - 1.0%
           115,225  Sears Holdings Corp.*                                                                                  5,266,935
Semiconductor Components/Integrated Circuits - 1.5%
           887,555  Marvell Technology Group, Ltd.*                                                                        8,130,004
Semiconductor Equipment - 0.8%
           233,012  ASML Holding N.V.                                                                                      4,132,242
Telecommunication Equipment - Fiber Optics - 0.7%
           299,930  Corning, Inc.                                                                                          3,980,071
Transportation - Services - 1.0%
           106,805  United Parcel Service, Inc. - Class B                                                                  5,256,942
Web Portals/Internet Service Providers - 4.7%
         2,034,990  Yahoo!, Inc.*                                                                                         26,068,222
Wireless Equipment - 3.0%
           666,425  Nokia Oyj                                                                                              7,861,228
         1,062,459  Telefonaktiebolaget L.M. Ericsson - Class B                                                            8,728,714
                                                                                                                          16,589,942
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $807,768,472)                                                                                   492,979,151
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 10.5%
        57,517,637  Janus Cash Liquidity Fund LLC, 0%                                                                     57,517,637
           238,773  Janus Institutional Money Market Fund - Institutional Shares, 0.56%                                      238,773
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $57,756,410)                                                                                    57,756,410

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $865,524,882) - 100%                                                                     $ 550,735,561
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2009 (unaudited)

                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                  $    5,967,881                   1.1%
Belgium                                           423,377                   0.1%
Bermuda                                        48,594,630                   8.8%
Finland                                         7,861,228                   1.4%
Hong Kong                                         238,749                   0.0%
India                                           4,652,631                   0.9%
Japan                                          40,471,533                   7.4%
Mexico                                          2,320,875                   0.4%
Netherlands                                    13,904,319                   2.5%
Singapore                                       6,653,969                   1.2%
Spain                                           7,337,325                   1.3%
Sweden                                          8,728,713                   1.6%
Switzerland                                    13,819,400                   2.5%
United Kingdom                                 36,358,680                   6.6%
United States++                               353,402,251                  64.2%
--------------------------------------------------------------------------------
Total                                      $  550,735,561                 100.0%

++ Includes Short-Term Securities (53.7% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

*                 Non-income-producing security.

Effective May 1, 2009, Janus Aspen Worldwide Growth Portfolio will change its name to "Janus Aspen Worldwide Portfolio."

Effective April 13, 2009, Laurent Saltiel replaced Jason Yee as Executive Vice President and Portfolio Manager of Janus Aspen Worldwide Growth Portfolio.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2009)

                                           Level 1 - Quoted            Level 2 - Other Significant    Level 3 - Significant
                                           Prices                      Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Worldwide Growth Portfolio     $    490,658,276            $    60,077,285                $           --
---------------------------------------------------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Fundamental Equity Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Large Cap Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio (formerly Janus Aspen Mid Cap Value Portfolio), Janus Aspen Money Market Portfolio, Janus Aspen Perkins Small Company Value Portfolio (formerly named Janus Aspen Small Company Value Portfolio) and Janus Aspen Worldwide Growth Portfolio (collectively the "Portfolios" and individually a "Portfolio". The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, amended (the "1940 Act"), as an open-end management investment company. The Trust offers fifteen Portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act except for Janus Aspen Forty Portfolio, which is classified as non-diversified. The Portfolios are no-load investments.

The accounting policies have been consistently followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Aspen Money Market Portfolio are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act, and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; and (iii) a non-significant event such as a market closing early or not opening, or a security trading halt. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Portfolios' Trustees.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Portfolios may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Portfolios do not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in non-affiliated money market funds or accounts, mutually agreed to by the Portfolios and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Portfolios' direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed in the Schedule of Investments (if applicable).

The Securities Lending Program was suspended and effective November 19, 2008, the Portfolios no longer had any securities on loan. Management continues to review the program and may resume securities lending.

Repurchase Agreements

Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Money Market Securities

Janus Aspen Money Market Portfolio may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Portfolios may be party to interfund lending agreements between the Portfolios and other Janus Capital-sponsored mutual funds, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of each borrowing Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Forward Currency Transactions

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen Money Market Portfolio, may enter into forward currency contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted in the accompanying Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Portfolio's custodian.

Futures Contracts

The Portfolios, except Janus Aspen Money Market Portfolio, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities of the Portfolios that are designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolios' custodian.

Swaps

The Portfolios, except Janus Aspen Money Market Portfolio, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio's total return.

Various types of swaps such as credit default, equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

Options Contracts

The Portfolios, except Janus Aspen Money Market Portfolio, may purchase or write put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen Money Market Portfolio, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in Long-Term Equity Anticipation Securities (LEAPS), which are long-term option contracts that can be maintained for a period of up to three years. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid by the Portfolios.

The Portfolios may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Holdings designated to cover outstanding written options are noted in the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the three-month period ended March 31, 2009 is indicated in the tables below:

                                                        Number of     Premiums
Call Options                                            Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio
Options outstanding at December 31, 2008                       --    $       --
Options written                                                 3           321
Options closed                                                 --            --
Options expired                                                --            --
Options exercised                                              (3)         (321)
--------------------------------------------------------------------------------
Options outstanding at March 31, 2009                          --    $       --
--------------------------------------------------------------------------------

                                                        Number of     Premiums
Call Options                                            Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2008                      255    $   37,066
Options written                                             2,671       318,796
Options closed                                             (2,671)     (318,796)
Options expired                                              (255)      (37,066)
Options exercised                                              --            --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2009                          --    $       --
--------------------------------------------------------------------------------

                                                        Number of     Premiums
Put Options                                             Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2008                       --    $       --
Options written                                               355        70,922
Options closed                                               (355)      (70,922)
Options expired                                                --            --
Options exercised                                              --            --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2009                          --    $       --
--------------------------------------------------------------------------------

                                                        Number of     Premiums
Call Options                                            Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Options outstanding at December 31, 2008                   36,079    $5,032,899
Options written                                                --            --
Options closed                                               (668)     (199,077)
Options expired                                           (34,409)   (4,535,206)
Options exercised                                              --            --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2009                       1,002    $  298,616
--------------------------------------------------------------------------------

                                                        Number of     Premiums
Put Options                                             Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Options outstanding at December 31, 2008                   39,147    $5,933,179
Options written                                                --            --
Options closed                                            (13,841)   (1,373,990)
Options expired                                                --            --
Options exercised                                         (11,236)     (934,034)
--------------------------------------------------------------------------------
Options outstanding at March 31, 2009                      14,070    $3,625,155
--------------------------------------------------------------------------------

                                                        Number of     Premiums
Put Options                                             Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio
Options outstanding at December 31, 2008                       25    $   71,448
Options written                                             1,706       698,663
Options closed                                               (522)     (138,939)
Options expired                                                (8)      (22,552)
Options exercised                                              (9)      (30,528)
--------------------------------------------------------------------------------
Options outstanding at March 31, 2009                       1,192    $  578,092
--------------------------------------------------------------------------------

Mortgage Dollar Rolls

Janus Aspen Flexible Bond Portfolio may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Portfolio sells a mortgage-related security (such as a Government National Mortgage Association ("Ginnie Mae") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. The Portfolio will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income of the Portfolio.

The Portfolio's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolio maintained in a segregated account. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Federal National Mortgage Association ("Fannie Mae") and/or Federal Home Loan Mortgage Corporation ("Freddie Mac") transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Mortgage- and Asset-Backed Securities

The Portfolios may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolios' yield and the Portfolios' return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Floating Rate Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in floating rate loans. Floating rate loans are debt securities which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that are senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit. The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security descriptions are as of March 31, 2009.

Bank Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolios have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolios generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Portfolios generally invest are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year LIBOR.

The Portfolios may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the three-month period ended March 31, 2009 is indicated in the table below:

--------------------------------------------------------------------------------
Portfolio                                               Average          Rates
                                                        Monthly
                                                       Borrowings
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                         $1,190,512             0%
--------------------------------------------------------------------------------

Short Sales

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen Money Market Portfolio, may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. The total market value of all of a Portfolio's short sales positions, other than short sales against the box, will not exceed 10% of its net assets. Although the potential for gain as a result of a short sale is limited to the price at which a Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that a Portfolio will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The deposits represent restricted cash held as collateral in relation to short sales. The Portfolios pay stock loan fees on assets borrowed from the security broker.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at March 31, 2009. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at March 31, 2009, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Funds utilize foreign currency-denominated assets and forward currency contracts in which the Fund may incur losses due to changes in the market or failure of the other party to a contract to perform (counterparty risk). Like other financial transactions involving counterparties, the potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund's risk, consist principally of cash due from counterparties and investments.

When-Issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

Exchange-Traded Funds

The Portfolios, except Janus Aspen Money Market Portfolio, may invest in exchange-traded funds, which are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, the Portfolios would bear their pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolios bear directly in connection with its own operations.

Exchange-Traded Notes

The Portfolios, except Janus Aspen Money Market Portfolio, may invest directly in exchange-traded notes ("ETN"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Portfolios' total return. The Portfolios will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Portfolios invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolios' right to redeem their investment in an ETN, which are meant to be held until maturity. The Portfolios' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Equity-Linked Structured Notes

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen Money Market Portfolio, may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Initial Public Offerings

The Portfolios, except Janus Aspen Money Market Portfolio, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

Additional Investment Risk

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Aspen INTECH Risk-Managed Core Portfolio does not intend to invest in high-yield/high-risk bonds.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Portfolio may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balances are invested in one or more money market funds, as well as investment in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Portfolios may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolios may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles.

During the three-month period ended March 31, 2009, the Portfolios recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                                               Purchases          Sales              Dividend           Value
                                                               Shares/Cost        Shares/Cost        Income             at 3/31/2009
------------------------------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
Janus Aspen Balanced Portfolio                                 $297,747,635       $211,704,635       $     11,136       $ 86,043,000
Janus Aspen Flexible Bond Portfolio                              94,450,250         68,524,250              3,357         25,935,000

Janus Aspen Forty Portfolio                                      32,201,834         22,581,834              1,629          9,981,000
Janus Aspen Fundamental Equity Portfolio                            931,086            793,000                110            139,086
Janus Aspen Global Life Sciences
Portfolio                                                         2,346,204          1,808,000                255            542,204
Janus Aspen Global Technology Portfolio                          15,101,723         14,514,667              1,125            587,056
Janus Aspen Growth and Income Portfolio                           3,017,028          2,303,028                 78            717,000
Janus Aspen INTECH Risk-Managed Core
Portfolio                                                         1,105,001            995,001                 40            111,000
Janus Aspen International Growth
Portfolio                                                       123,180,331         89,926,331             16,157         33,306,000
Janus Aspen  Large Cap Growth Portfolio                         228,425,608        133,139,000             33,657         95,488,608
Janus Aspen Mid Cap Growth Portfolio                             13,591,085         11,903,085                476          1,719,000
Janus Aspen Perkins Small Company Value
Portfolio                                                         1,567,045            830,000                146            737,045
Janus Aspen Worldwide Growth Portfolio                           78,547,637         21,357,000             25,503         57,517,637
------------------------------------------------------------------------------------------------------------------------------------
                                                               $892,212,467       $580,379,831       $     93,669       $312,823,636
------------------------------------------------------------------------------------------------------------------------------------

                                                               Purchases          Sales              Dividend           Value
                                                               Shares/Cost        Shares/Cost        Income             at 9/30/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund - Institutional Shares

Janus Aspen Forty Portfolio                                          84,241         40,761,076             33,471                 --
Janus Aspen Growth and Income Portfolio                               1,900          1,246,917                881                 --
Janus Aspen Large Cap Growth Portfolio                               89,350                 --             80,418         47,104,768
------------------------------------------------------------------------------------------------------------------------------------
                                                               $    175,491       $ 42,007,993       $    114,770       $ 47,104,768
------------------------------------------------------------------------------------------------------------------------------------

Janus Institutional Money Market Fund - Institutional Shares

Janus Aspen Forty Portfolio                                          59,281         23,923,090             34,927         11,690,161
Janus Aspen Global Life Sciences Portfolio                              453                 --                232            190,211
Janus Aspen Global Technology Portfolio                               1,391            551,024                394                 --
Janus Aspen Growth and Income Portfolio                               2,503          1,439,693              1,156                 --
Janus Aspen International Growth Portfolio                           58,599         25,147,669             31,806          7,446,005
Janus Aspen Large Cap Growth Portfolio                               48,563                 --             31,433         25,255,144
Janus Aspen Worldwide Growth Portfolio                               10,045                 --                241            238,773
------------------------------------------------------------------------------------------------------------------------------------
                                                               $    180,835       $ 51,061,476       $    100,189       $ 44,820,294
------------------------------------------------------------------------------------------------------------------------------------

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of March 31, 2009 are noted below.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                                        Federal Tax      Unrealized      Unrealized        Net
                                                                 Cost             Appreciation    (Depreciation)    Appreciation/
                                                                                                                    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                   $1,472,628,051   $   86,102,191   $ (150,156,833)   $  (64,054,642)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                                 373,725,613        6,584,793       (5,752,678)          832,115
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                                         872,619,970      104,098,203     (175,066,962)      (70,968,759)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                              8,545,827          162,580       (2,646,650)       (2,484,070)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                           17,810,696        1,233,100       (4,347,537)       (3,114,437)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                              86,172,341        6,627,702      (19,786,940)      (13,159,238)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                              43,595,239        2,794,999      (11,307,533)       (8,512,534)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH Risk-Managed Core Portfolio                       23,730,176          576,950       (5,634,139)       (5,057,189)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                        1,929,878,261      183,672,417     (771,168,452)     (587,496,035)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                            1,868,086,553       44,018,143     (433,173,803)     (389,155,660)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                                526,568,151       67,009,955     (176,422,335)     (109,412,380)
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Janus Aspen Money Market Portfolio                                   13,674,705               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio                          88,133,881        2,755,604      (22,887,717)      (20,132,113)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Small Company Value Portfolio                     8,696,027          760,672         (602,191)          158,481
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                              873,314,743       27,482,656     (350,061,838)     (322,579,182)
------------------------------------------------------------------------------------------------------------------------------------

Information on the tax components of securities sold short as of March 31, 2009 are as follows:

------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                                        Federal Tax      Unrealized      Unrealized        Net
                                                                 Cost             Appreciation    (Depreciation)    Appreciation/
                                                                                                                    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                       $       94,215   $           --   $       (9,174)   $       (9,174)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                                 506,759          270,993          (63,181)          207,812
------------------------------------------------------------------------------------------------------------------------------------

New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolio's investments defined pursuant to SFAS No. 157. These inputs are summarized into three broad levels:

Level 1- Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used as of March 31, 2009 to value the Portfolios' investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if required) in the Schedules of Investments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is in the process of evaluating the impact of SFAS No. 161 on the Portfolios' financial statement disclosures.

FASB Staff Position No. FAS 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45" (the "Position") is effective for fiscal years ending after November 15, 2008. The Position amends FASB Statement No. 133 ("FAS 133"), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 ("FIN 45"), Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and
(iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has evaluated the impact of SFAS No. 133-1 and FIN 45-4 and has determined there is no impact on the Portfolios' financial statement disclosures.

Temporary Money Market Fund Guarantee Program

The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund ("ESF"), has established a Temporary Guarantee Program for money market mutual funds (the "Program"). The Board of Trustees of the Janus Funds has approved the participation of each Janus money market fund, including Janus Aspen Money Market Portfolio, in the Program. Subject to the terms of the Program and the availability of money available to the ESF for that purpose, the Treasury Department will guarantee the share price of participating money market funds that seek to maintain a stable net asset value of $1.00 per share, subject to certain conditions.

The cost to a Portfolio of participating in the Program is borne by all shareholders of the Portfolio, including subsequent shareholders who are not protected by the Program. That cost will likely reduce the yield on the Portfolio. The cost of participating in the Program is 0.025% (0.01% for the term ended December 19, 2008 and 0.015% for the term ended April 30, 2009) of the net assets of the Portfolio as of September 19, 2008 and is not reflected in the fee table of the Portfolio's current prospectus.

Subsequent Events

Effective April 13, 2009, Laurent Saltiel replaced Jason Yee as Executive Vice President and Portfolio Manager of Janus Aspen Worldwide Growth Portfolio.

The Board of Trustees of Janus Aspen Series approved a plan to liquidate and terminate Janus Aspen Money Market Portfolio effective on or about April 30, 2009.

The Board of Trustees of Janus Aspen Series approved a plan to liquidate and terminate Janus Aspen Perkins Small Company Value Portfolio effective on or about April 30, 2009.

Effective May 1, 2009, Janus Aspen Fundamental Equity Portfolio will change its name to "Janus Aspen Research Core Portfolio" and eliminate its policy to invest at least 80% of its net assets in equity securities selected for their growth potential. No change is anticipated in the day-to-day management of the Portfolio as a result of the elimination of this policy. The Portfolio will continue to invest primarily in eligible equity securities which include domestic and foreign common stock, preferred stocks, securities convertible into common stocks or preferred stocks (such as convertible preferred stocks, bonds, and debentures), and other securities with equity characteristics (including the use of derivatives).

Effective May 1, 2009, Janus Aspen International Growth Portfolio will change its name to "Janus Aspen Overseas Portfolio".

Effective May 1, 2009 Janus Aspen Large Cap Growth Portfolio will change its name to "Janus Aspen Janus Portfolio" and eliminate its policy to invest at least 80% of its net assets in common stocks of large-sized companies. No change is anticipated in the day-to-day management of the Portfolio as a result of the elimination of this policy. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies.

Effective May 1, 2009 Janus Aspen Mid Cap Growth Portfolio will change its name to "Janus Aspen Enterprise Portfolio" and eliminate its policy to invest at least 80% of its net assets in equity securities of mid-sized companies. No change is anticipated in the day-to-day management of the Portfolio as a result of the elimination of this policy. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the rage of companies in the Russell Midcap(R) Growth Index.

Effective May 1, 2009, Janus Aspen Worldwide Growth Portfolio will change its name to "Janus Aspen Worldwide Portfolio".

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Aspen Series

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 6, 2009

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: May 6, 2009